UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

January 31, 2014

Columbia Oregon Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Oregon Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Oregon Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Oregon Intermediate Municipal Bond Fund (the Fund) Class A shares returned 2.66% excluding sales charges for the six-month period that ended January 31, 2014. Class Z shares of the Fund returned 2.71% for the same time period.

>  The Barclays 3-15 Year Blend Municipal Bond Index returned 2.82% for the same six months.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		2.66	-0.82	3.91	3.52
Including sales charges		-0.65	-4.02	3.23	3.02
Class B	11/01/02
Excluding sales charges		2.28	-1.56	3.13	2.75
Including sales charges		-0.72	-4.46	3.13	2.75
Class C	10/13/03
Excluding sales charges		2.37	-1.22	3.49	3.11
Including sales charges		1.37	-2.18	3.49	3.11
Class R4*	03/19/13	2.77	-0.54	4.17	3.78
Class R5*	11/08/12	2.72	-0.56	4.16	3.78
Class Z	07/02/84	2.71	-0.57	4.16	3.78
Barclays 3-15 Year Blend Municipal Bond Index		2.82	0.09	4.73	4.38

Returns for Class A for 6-months, 1-year and 5-years are shown with and without the maximum initial sales charge of 3.25%. The 10-year Class A average annual returns with sales charge as of January 31, 2014 include the previous sales charge of 4.75%. This change was effective beginning August 22, 2005. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at January 31, 2014)
AAA rating	1.4
AA rating	59.5
A rating	24.3
BBB rating	10.2
Non-investment grade	1.4
Not rated	3.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2014
3

Columbia Oregon Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,026.60	1,021.12	4.14	4.13	0.81
Class B	1,000.00	1,000.00	1,022.80	1,017.34	7.95	7.93	1.56
Class C	1,000.00	1,000.00	1,023.70	1,019.11	6.17	6.16	1.21
Class R4	1,000.00	1,000.00	1,027.70	1,022.38	2.86	2.85	0.56
Class R5	1,000.00	1,000.00	1,027.20	1,022.48	2.76	2.75	0.54
Class Z	1,000.00	1,000.00	1,027.10	1,022.38	2.86	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.9%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011 07/01/27	5.500%	6,635,000	7,426,091
Assisted Living 0.5%
Clackamas County Hospital Facility Authority Refunding Revenue Bonds Robinson Jewish Home Series 2005 10/01/19	5.000%	1,000,000	1,003,100
10/01/24	5.125%	1,000,000	962,550
Total			1,965,650
Higher Education 5.3%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009 05/01/30	6.000%	1,500,000	1,507,620
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A 04/01/23	6.250%	3,250,000	3,810,495
Oregon Health & Science University Revenue Bonds Series 2012A 07/01/18	5.000%	1,000,000	1,154,580
Series 2012E 07/01/32	5.000%	7,000,000	7,470,050
Oregon Health & Science University(a) Revenue Bonds Capital Appreciation-Independent School District Series 1996A (NPFGC) 07/01/21	0.000%	9,700,000	7,656,889
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A 10/01/20	5.000%	1,825,000	1,885,024
Total			23,484,658
Hospital 11.3%
Astoria Hospital Facilities Authority Refunding Revenue Bonds Columbia Memorial Hospital Series 2012 08/01/16	4.000%	780,000	824,179
08/01/17	4.000%	810,000	862,229
08/01/18	4.000%	745,000	787,659

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
08/01/19	4.000%	855,000	910,173
08/01/20	4.000%	915,000	950,109
08/01/21	4.000%	725,000	736,564
08/01/26	5.000%	1,200,000	1,241,352
08/01/27	5.000%	1,260,000	1,293,201
08/01/31	5.000%	1,635,000	1,653,050
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008 01/01/23	7.375%	2,000,000	2,344,240
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A 09/01/21	5.000%	3,685,000	4,102,584
Klamath Falls Intercommunity Hospital Authority Refunding Revenue Bonds Sky Lakes Medical Center Project Series 2012 09/01/18	5.000%	1,195,000	1,344,877
09/01/19	5.000%	1,255,000	1,415,652
09/01/22	5.000%	500,000	547,280
Oregon State Facilities Authority Refunding Revenue Bonds Legacy Health Project Series 2011A 05/01/20	5.250%	5,000,000	5,808,700
Legacy Health Systems Series 2010A 03/15/15	5.000%	1,000,000	1,047,650
03/15/16	5.000%	1,500,000	1,627,830
Peacehealth Series 2009A 11/01/17	5.000%	4,450,000	5,109,846
11/01/19	5.000%	3,695,000	4,309,294
Samaritan Health Services Series 2010A 10/01/22	5.000%	3,450,000	3,770,194
Revenue Bonds Providence Health Services Series 2011C 10/01/14	4.000%	1,625,000	1,666,340
Salem Hospital Facility Authority Revenue Bonds Salem Hospital Project Series 2006A 08/15/27	5.000%	3,500,000	3,598,770
Series 2008A 08/15/15	5.750%	785,000	844,723
08/15/18	5.250%	2,500,000	2,877,300
Total			49,673,796

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Independent Power 1.4%
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A 01/01/20	5.000%	3,235,000	3,194,174
01/01/21	5.000%	3,000,000	2,931,360
Total			6,125,534
Investor Owned 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A(b) 05/01/33	5.000%	3,750,000	3,964,838
Local General Obligation 36.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM) 06/15/20	5.000%	5,000,000	5,925,400
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001 07/01/31	5.400%	610,000	610,201
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010 06/15/24	4.750%	2,580,000	2,987,975
City of Canby Refunding Limited General Obligation Bonds Series 2012 AGM 12/01/29	4.000%	2,000,000	2,025,400
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012 06/01/25	4.000%	1,875,000	1,997,813
City of Madras Refunding Unlimited General Obligation Bonds Series 2013 02/15/24	4.000%	745,000	751,839
Series 2013 02/15/27	4.500%	500,000	502,760
City of Portland Limited General Obligation Refunding Bonds Arena Series 2005B 06/01/16	5.000%	3,075,000	3,263,374
Limited Tax Series 2011A 06/01/23	5.000%	6,140,000	7,091,393

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland(a) Limited Tax General Obligation Bonds Series 2001B 06/01/16	0.000%	3,500,000	3,447,920
06/01/18	0.000%	4,000,000	3,762,640
06/01/19	0.000%	4,000,000	3,634,760
06/01/20	0.000%	4,000,000	3,481,320
City of Salem Limited General Obligation Bonds Series 2009 06/01/26	5.000%	3,315,000	3,758,381
Unlimited General Obligation Bonds Series 2009 06/01/19	5.000%	2,025,000	2,396,426
06/01/20	5.000%	880,000	1,023,422
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009 06/15/24	5.000%	4,150,000	4,829,521
Clackamas & Washington Counties School District No. 3(a) Unlimited General Obligation Bonds Series 2003A (NPFGC) 06/15/17	0.000%	4,000,000	3,869,280
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC) 06/15/15	5.250%	110,000	112,061
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 06/15/25	5.500%	2,485,000	3,109,530
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC)(a) 06/15/25	0.000%	2,250,000	1,400,648
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM) 06/15/22	5.000%	4,000,000	4,458,080
Clackamas County School District No. 46 Oregon Trail Unlimited General Obligation Bonds Series 2009A 06/15/25	5.000%	4,350,000	4,875,871
06/15/26	5.000%	3,000,000	3,342,690
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC)(a) 06/01/14	0.000%	1,025,000	1,024,006

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Columbia Gorge Community College District Unlimited General Obligation Refunding Bonds Series 2012 06/15/18	3.000%	810,000	873,439
06/15/19	2.500%	1,010,000	1,062,601
Columbia Multnomah & Washington Counties School District No. 1J Unlimited General Obligation Bonds Scappoose School District Series 2009 06/15/23	5.000%	1,000,000	1,134,020
06/15/24	5.000%	1,165,000	1,312,349
06/15/25	5.000%	1,275,000	1,429,135
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC) 06/01/27	4.125%	2,000,000	2,051,180
County of Lane Limited General Obligation Bonds Series 2009A 11/01/24	5.000%	1,000,000	1,116,230
11/01/25	5.000%	1,140,000	1,265,674
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC)(a) 06/15/22	0.000%	2,335,000	1,838,042
Jackson County School District No. 549C Medford Unlimited General Obligation Bonds Series 2008 06/15/27	4.625%	1,500,000	1,589,145
06/15/28	4.625%	1,660,000	1,750,570
Jackson County School District No. 9 Eagle Point Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/20	5.500%	1,000,000	1,211,240
06/15/21	5.500%	1,410,000	1,712,699
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B 06/15/28	5.000%	2,095,000	2,366,575
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 12/15/15	5.000%	1,000,000	1,087,050
12/15/16	5.000%	1,000,000	1,126,260
Lane & Douglas Counties School District No. 45J3 Unlimited General Obligation Refunding Bonds South Lane Series 2012 06/15/20	3.000%	1,000,000	1,063,060
06/15/21	3.000%	1,610,000	1,686,137

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane Community College Unlimited General Obligation Bonds Series 2009 06/15/17	4.250%	2,195,000	2,457,412
06/15/18	4.250%	2,000,000	2,275,760
Series 2012 06/15/23	5.000%	1,000,000	1,170,930
Lane County School District No. 19 Springfield Unlimited General Obligation Refunding Bonds Series 1997 (NPFGC) 10/15/14	6.000%	1,310,000	1,362,204
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005 06/01/22	5.000%	1,695,000	1,739,714
Marion & Clackamas Counties School District No. 4J Unlimited General Obligation Refunding Bonds Series 2013 06/15/21	4.000%	2,785,000	3,110,567
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 06/15/16	5.000%	4,750,000	5,051,815
Salem-Keizer School District No. 24J Unlimited General Obligation Bonds Series 2009A 06/15/15	4.000%	3,850,000	4,043,963
06/15/16	5.000%	2,500,000	2,764,725
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) 03/01/14	5.750%	990,000	994,448
Umatilla County School District No. 16R Pendleton(c) Unlimited General Obligation Bonds Series 2014A 06/15/30	5.000%	1,110,000	1,252,702
06/15/31	5.000%	2,890,000	3,237,522
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010 06/15/29	4.500%	2,360,000	2,553,898
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/19	5.000%	850,000	1,005,516
06/15/21	5.000%	6,575,000	7,802,355
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin(a) Limited General Obligation Bonds Series 2000 06/15/18	0.000%	2,700,000	2,526,201

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Multnomah Counties School District No 48J Beaverton Refunding Unlimited General Obligation Bonds Series 2012-B 06/15/23	4.000%	1,250,000	1,372,538
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC) 06/15/23	4.500%	8,125,000	8,575,856
Washington County School District No. 1 West Union Refunding Unlimited General Obligation Bonds Hillsboro Series 2012 06/15/20	4.000%	3,400,000	3,836,832
Washington County School District No. 1 West Union(a) Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) 06/15/25	0.000%	4,065,000	2,472,048
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A 06/15/24	5.000%	1,780,000	2,045,273
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/21	5.500%	1,000,000	1,218,950
Total			162,229,346
Multi-Family 2.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007 03/01/37	5.500%	4,000,000	3,828,560
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A 04/01/25	5.000%	1,565,000	1,645,253
Oregon State Facilities Authority Refunding Revenue Bonds College Housing Northwest Projects Series 2013A 10/01/18	4.000%	740,000	768,053
10/01/19	4.000%	780,000	801,474
10/01/20	4.000%	810,000	817,525
10/01/22	4.000%	875,000	852,425
Total			8,713,290

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 1.7%
City of Eugene Refunding Revenue Bonds Electric Utility System Series 2011A 08/01/28	5.000%	2,200,000	2,438,084
08/01/29	5.000%	3,410,000	3,754,308
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ(d) 07/01/17	5.000%	1,605,000	1,316,790
Total			7,509,182
Other Bond Issue 0.5%
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A(e)(f) 11/15/22	6.650%	2,400,000	2,400,312
Ports 0.8%
Port of Morrow Limited General Obligation Bonds Series 2013 06/01/22	4.000%	425,000	431,328
06/01/23	4.000%	440,000	443,225
06/01/24	4.000%	460,000	460,419
06/01/25	4.000%	480,000	472,531
06/01/26	4.000%	500,000	484,110
06/01/27	4.000%	515,000	494,740
06/01/28	4.000%	250,000	235,017
Port of St. Helen's Revenue Bonds Series 1999 08/01/14	5.600%	70,000	70,104
08/01/19	5.750%	425,000	425,336
Total			3,516,810
Recreation 5.4%
Oregon State Lottery Revenue Bonds Series 2008A 04/01/24	5.000%	3,130,000	3,527,260
Series 2009A 04/01/21	5.000%	5,000,000	5,764,950
04/01/22	5.000%	5,000,000	5,749,700
04/01/27	5.000%	4,000,000	4,568,040
Series 2012B 04/01/18	3.000%	3,600,000	3,900,816
Unrefunded Revenue Bonds Series 2003A (AGM) 04/01/14	5.000%	380,000	381,521
Total			23,892,287

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 6.6%
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC) 06/15/20	4.500%	5,000,000	5,647,800
Hospital Facilities Authority of Multnomah County Prerefunded 10/01/14 Revenue Bonds Providence Health Systems Series 2004 10/01/16	5.250%	2,970,000	3,070,475
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity(d) 08/01/26	6.000%	5,000,000	6,210,350
State of Oregon Department of Administrative Services Prerefunded 05/01/17 Certificate of Participation Series 2007A (NPFGC) 05/01/24	5.000%	2,630,000	3,000,988
05/01/25	5.000%	2,780,000	3,172,147
05/01/26	5.000%	2,800,000	3,194,968
State of Oregon Prerefunded 08/01/014 Unlimited General Obligation Refunding Bonds Series 2004D 08/01/24	5.000%	165,000	168,996
Prerefunded 08/01/14 Unlimited General Obligation Bonds Series 2004D 08/01/24	5.000%	3,455,000	3,538,680
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity(d) 10/01/18	7.300%	750,000	877,088
Total			28,881,492
Retirement Communities 1.2%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Terwilliger Plaza, Inc. Series 2012 12/01/20	5.000%	1,250,000	1,391,637
12/01/22	5.000%	500,000	543,830
Revenue Bonds Terwilliger Plaza Project Series 2006A 12/01/26	5.250%	1,400,000	1,432,508

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Hospital Facilities Authority Refunding Revenue Bonds Rogue Valley Manor Series 2013 10/01/22	5.000%	625,000	687,662
10/01/23	5.000%	645,000	705,456
10/01/24	5.000%	455,000	490,586
Total			5,251,679
Single Family 1.8%
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Series 2008G 07/01/28	5.200%	2,650,000	2,765,990
Single Family Mortgage Program Series 2010A 07/01/27	5.250%	600,000	650,394
Series 2011A (FHLMC) 07/01/25	5.250%	2,370,000	2,566,829
Series 2011B 07/01/28	5.250%	1,695,000	1,842,397
Total			7,825,610
Special Non Property Tax 6.5%
State of Oregon Department of Transportation Revenue Bonds Senior Lien Series 2007A 11/15/16	5.000%	6,305,000	7,100,565
Series 2009A 11/15/27	4.750%	7,000,000	7,787,920
Territory of Guam Revenue Bonds Series 2011A(d)
01/01/31	5.000%	1,100,000	1,132,560
Tri-County Metropolitan Transportation District Refunding Revenue Bonds Limited Tax Pledge Series 2005A (AGM) 09/01/17	5.000%	4,250,000	4,557,062
Revenue Bonds Series 2009A 09/01/18	4.000%	1,000,000	1,129,710
09/01/21	4.250%	1,815,000	2,008,425
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(d) 10/01/25	5.000%	4,410,000	4,676,849
Total			28,393,091

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 4.9%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A 06/01/31	5.200%	4,135,000	4,211,704
City of Portland Refunding Tax Allocation Bonds 2nd Lien-Downtown Series 2011 06/15/18	5.000%	3,095,000	3,547,675
Senior Lien-Oregon Convention Center Series 2011 06/15/20	5.000%	4,305,000	4,985,405
Tax Allocation Bonds Central Eastside Series 2011B 06/15/26	5.000%	1,580,000	1,671,498
06/15/27	5.000%	1,370,000	1,441,637
Lents Town Center Series 2010B 06/15/25	5.000%	1,550,000	1,669,706
06/15/26	5.000%	1,440,000	1,540,973
Redmond Urban Renewal Agency Tax Allocation Bonds Downtown Urban Renewal Area Series 1999B 06/01/19	5.850%	785,000	786,955
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001 06/01/15	5.250%	430,000	431,372
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001 02/15/16	5.375%	300,000	300,843
02/15/21	5.625%	1,100,000	1,101,749
Total			21,689,517
State Appropriated 0.8%
State of Oregon Department of Administrative Services Certificate of Participation Series 2009A 05/01/23	5.000%	3,100,000	3,435,017
State General Obligation 0.3%
State of Oregon(a) Unlimited General Obligation Bonds State Board of Higher Education Series 2001A 08/01/17	0.000%	1,050,000	1,013,554

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Higher Board of Education Series 1996A 08/01/14	0.000%	490,000	489,334
Total			1,502,888
Transportation 2.0%
Tri-County Metropolitan Transportation District Revenue Bonds Capital Grant Receipt Series 2011A 10/01/25	5.000%	4,775,000	5,314,718
Oregon Capital Grant Receipt Series 2011A 10/01/27	5.000%	3,000,000	3,287,490
Total			8,602,208
Water & Sewer 5.4%
City of Albany Limited General Obligation Refunding Bonds Series 2013 08/01/22	4.000%	1,240,000	1,364,608
08/01/23	4.000%	1,290,000	1,405,984
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A 06/15/17	5.000%	1,500,000	1,716,780
Revenue Bonds First Lien Series 2004A (AGM) 10/01/21	4.250%	2,500,000	2,558,950
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B 10/01/16	5.000%	5,330,000	5,972,798
City of Woodburn Refunding Revenue Bonds Series 2011A 03/01/18	3.000%	1,115,000	1,181,800
03/01/19	5.000%	3,490,000	4,019,293
03/01/22	5.000%	4,620,000	5,308,241
Total			23,528,454
Total Municipal Bonds (Cost: $406,953,801)			430,011,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Money Market Funds 1.7%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(g)	3,209,038	3,209,038
JPMorgan Tax-Free Money Market Fund, 0.010%(g)	4,387,660	4,387,660
Total Money Market Funds (Cost: $7,596,698)		7,596,698
Total Investments (Cost: $414,550,499)		437,608,448
Other Assets & Liabilities, Net		1,822,362
Net Assets		439,430,810

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Variable rate security.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $14,213,637 or 3.23% of net assets.

(e)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $2,400,312, representing 0.55% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A 11/15/22 6.650%	06/17/98	2,400,000

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $2,400,312 or 0.55% of net assets.

(g)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

FHLMC  Federal Home Loan Mortgage Corporation

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Oregon Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	430,011,750	—	430,011,750
Total Bonds	—	430,011,750	—	430,011,750
Mutual Funds
Money Market Funds	7,596,698	—	—	7,596,698
Total Mutual Funds	7,596,698	—	—	7,596,698
Total	7,596,698	430,011,750	—	437,608,448

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $414,550,499)	$437,608,448
Receivable for:
Investments sold	3,037,648
Capital shares sold	911,932
Interest	4,304,722
Expense reimbursement due from Investment Manager	645
Prepaid expenses	2,830
Trustees' deferred compensation plan	44,187
Other assets	15,739
Total assets	445,926,151
Liabilities
Disbursements in excess of cash	125
Payable for:
Investments purchased on a delayed delivery basis	4,481,631
Capital shares purchased	759,756
Dividend distributions to shareholders	1,139,940
Investment management fees	4,813
Distribution and/or service fees	680
Transfer agent fees	42,965
Administration fees	816
Chief compliance officer expenses	73
Other expenses	20,355
Trustees' deferred compensation plan	44,187
Total liabilities	6,495,341
Net assets applicable to outstanding capital stock	$439,430,810
Represented by
Paid-in capital	$418,302,399
Undistributed net investment income	285,361
Accumulated net realized loss	(2,214,899)
Unrealized appreciation (depreciation) on:
Investments	23,057,949
Total — representing net assets applicable to outstanding capital stock	$439,430,810

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

January 31, 2014 (Unaudited)

Class A
Net assets	$38,767,659
Shares outstanding	3,113,482
Net asset value per share	$12.45
Maximum offering price per share(a)	$12.87
Class B
Net assets	$10,451
Shares outstanding	839
Net asset value per share(b)	$12.45
Class C
Net assets	$23,313,290
Shares outstanding	1,872,239
Net asset value per share	$12.45
Class R4
Net assets	$2,462
Shares outstanding	198
Net asset value per share(b)	$12.45
Class R5
Net assets	$7,452,182
Shares outstanding	599,322
Net asset value per share	$12.43
Class Z
Net assets	$369,884,766
Shares outstanding	29,704,797
Net asset value per share	$12.45

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$891
Interest	8,123,099
Total income	8,123,990
Expenses:
Investment management fees	895,627
Distribution and/or service fees
Class A	45,964
Class B	82
Class C	123,291
Transfer agent fees
Class A	19,229
Class B	9
Class C	12,892
Class R4	2
Class R5	1,667
Class Z	198,489
Administration fees	151,841
Compensation of board members	15,356
Custodian fees	2,203
Printing and postage fees	13,367
Registration fees	31,060
Professional fees	22,259
Chief compliance officer expenses	117
Other	6,143
Total expenses	1,539,598
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(117,214)
Fees waived by Distributor — Class C	(43,152)
Total net expenses	1,379,232
Net investment income	6,744,758
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(2,215,627)
Net realized loss	(2,215,627)
Net change in unrealized appreciation (depreciation) on:
Investments	7,285,410
Net change in unrealized appreciation (depreciation)	7,285,410
Net realized and unrealized gain	5,069,783
Net increase in net assets resulting from operations	$11,814,541

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013(a)(b)
Operations
Net investment income	$6,744,758	$14,218,717
Net realized gain (loss)	(2,215,627)	27,114
Net change in unrealized appreciation (depreciation)	7,285,410	(25,018,472)
Net increase (decrease) in net assets resulting from operations	11,814,541	(10,772,641)
Distributions to shareholders
Net investment income
Class A	(517,460)	(936,839)
Class B	(170)	(490)
Class C	(297,554)	(588,674)
Class R4	(37)	(26)
Class R5	(103,268)	(44,106)
Class Z	(5,814,850)	(12,646,592)
Total distributions to shareholders	(6,733,339)	(14,216,727)
Increase (decrease) in net assets from capital stock activity	(23,720,483)	(10,077,577)
Total decrease in net assets	(18,639,281)	(35,066,945)
Net assets at beginning of period	458,070,091	493,137,036
Net assets at end of period	$439,430,810	$458,070,091
Undistributed net investment income	$285,361	$273,942

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to July 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to July 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Oregon Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	641,392	7,908,952	919,842	11,806,642
Distributions reinvested	40,151	495,506	68,953	883,546
Redemptions	(448,070)	(5,511,264)	(539,835)	(6,872,443)
Net increase	233,473	2,893,194	448,960	5,817,745
Class B shares
Distributions reinvested	14	169	30	382
Redemptions(c)	(745)	(9,204)	(1,628)	(21,130)
Net decrease	(731)	(9,035)	(1,598)	(20,748)
Class C shares
Subscriptions	97,463	1,201,671	489,509	6,310,416
Distributions reinvested	21,311	262,924	40,116	513,967
Redemptions	(363,879)	(4,478,702)	(250,653)	(3,164,934)
Net increase (decrease)	(245,105)	(3,014,107)	278,972	3,659,449
Class R4 shares
Subscriptions	—	—	194	2,500
Distributions reinvested	3	31	1	6
Net increase	3	31	195	2,506
Class R5 shares
Subscriptions	244,691	3,012,277	444,412	5,688,910
Distributions reinvested	8,374	103,232	3,519	44,061
Redemptions	(91,329)	(1,125,432)	(10,345)	(129,405)
Net increase	161,736	1,990,077	437,586	5,603,566
Class Z shares
Subscriptions	530,849	6,548,507	2,875,257	37,029,964
Distributions reinvested	351,076	4,331,493	711,663	9,126,494
Redemptions	(2,966,850)	(36,460,643)	(5,596,320)	(71,296,553)
Net decrease	(2,084,925)	(25,580,643)	(2,009,400)	(25,140,095)
Total net decrease	(1,935,549)	(23,720,483)	(845,285)	(10,077,577)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to July 31, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to July 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended August 31,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.30		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Income from investment operations:
Net investment income	0.17		0.34		0.34		0.40		0.41		0.45		0.46
Net realized and unrealized gain (loss)	0.15		(0.65)		0.46		(0.15)		0.51		0.09		0.05
Total from investment operations	0.32		(0.31)		0.80		0.25		0.92		0.54		0.51
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.34)		(0.41)		(0.42)		(0.45)		(0.46)
Net realized gains	—		—		—		(0.02)		—		—		—
Total distributions to shareholders	(0.17)		(0.34)		(0.34)		(0.43)		(0.42)		(0.45)		(0.46)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$12.45		$12.30		$12.95		$12.49		$12.67		$12.17		$12.07
Total return	2.66%		(2.47%)		6.50%		2.07%		7.68%		4.70%		4.31%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.86%		0.86	%(c)	0.89%		0.89%		0.89%		0.87%
Total net expenses(d)	0.81	%(c)	0.80	%(e)	0.79	%(c)(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.77	%(e)
Net investment income	2.82	%(c)	2.65%		2.92	%(c)	3.28%		3.35%		3.74%		3.78%
Supplemental data
Net assets, end of period (in thousands)	$38,768		$35,438		$31,484		$24,998		$27,661		$15,507		$10,210
Portfolio turnover	4%		15%		9%		13%		12%		8%		5%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended August 31,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.30		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Income from investment operations:
Net investment income	0.13		0.25		0.26		0.32		0.33		0.36		0.37
Net realized and unrealized gain (loss)	0.15		(0.66)		0.45		(0.17)		0.49		0.09		0.05
Total from investment operations	0.28		(0.41)		0.71		0.15		0.82		0.45		0.42
Less distributions to shareholders:
Net investment income	(0.13)		(0.24)		(0.25)		(0.31)		(0.32)		(0.36)		(0.37)
Net realized gains	—		—		—		(0.02)		—		—		—
Total distributions to shareholders	(0.13)		(0.24)		(0.25)		(0.33)		(0.32)		(0.36)		(0.37)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$12.45		$12.30		$12.95		$12.49		$12.67		$12.17		$12.07
Total return	2.28%		(3.19%)		5.77%		1.30%		6.88%		3.92%		3.56%
Ratios to average net assets(b)
Total gross expenses	1.61	%(c)	1.61%		1.61	%(c)	1.66%		1.64%		1.64%		1.62%
Total net expenses(d)	1.56	%(c)	1.55	%(e)	1.54	%(c)(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.52	%(e)
Net investment income	2.09	%(c)	1.91%		2.22	%(c)	2.57%		2.66%		3.02%		3.08%
Supplemental data
Net assets, end of period (in thousands)	$10		$19		$41		$79		$403		$641		$570
Portfolio turnover	4%		15%		9%		13%		12%		8%		5%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended August 31,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.31		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Income from investment operations:
Net investment income	0.15		0.29		0.29		0.35		0.37		0.40		0.41
Net realized and unrealized gain (loss)	0.14		(0.64)		0.46		(0.15)		0.50		0.09		0.05
Total from investment operations	0.29		(0.35)		0.75		0.20		0.87		0.49		0.46
Less distributions to shareholders:
Net investment income	(0.15)		(0.29)		(0.29)		(0.36)		(0.37)		(0.40)		(0.41)
Net realized gains	—		—		—		(0.02)		—		—		—
Total distributions to shareholders	(0.15)		(0.29)		(0.29)		(0.38)		(0.37)		(0.40)		(0.41)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$12.45		$12.31		$12.95		$12.49		$12.67		$12.17		$12.07
Total return	2.37%		(2.78%)		6.10%		1.65%		7.25%		4.28%		3.88%
Ratios to average net assets(b)
Total gross expenses	1.61	%(c)	1.61%		1.61	%(c)	1.64%		1.64%		1.64%		1.62%
Total net expenses(d)	1.21	%(c)	1.20	%(e)	1.19	%(c)(e)	1.19	%(e)	1.18	%(e)	1.15	%(e)	1.17	%(e)
Net investment income	2.42	%(c)	2.25%		2.51	%(c)	2.88%		2.96%		3.34%		3.36%
Supplemental data
Net assets, end of period (in thousands)	$23,313		$26,055		$23,812		$18,069		$16,722		$11,332		$7,847
Portfolio turnover	4%		15%		9%		13%		12%		8%		5%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013(a)
Per share data
Net asset value, beginning of period	$12.30		$12.83
Income from investment operations:
Net investment income	0.19		0.13
Net realized and unrealized gain (loss)	0.15		(0.53)
Total from investment operations	0.34		(0.40)
Less distributions to shareholders:
Net investment income	(0.19)		(0.13)
Total distributions to shareholders	(0.19)		(0.13)
Net asset value, end of period	$12.45		$12.30
Total return	2.77%		(3.13%)
Ratios to average net assets(b)
Total gross expenses	0.60	%(c)	0.58	%(c)
Total net expenses(d)	0.56	%(c)	0.56	%(c)
Net investment income	3.08	%(c)	2.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	4%		15%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013(a)
Per share data
Net asset value, beginning of period	$12.29		$12.99
Income from investment operations:
Net investment income	0.19		0.27
Net realized and unrealized gain (loss)	0.14		(0.70)
Total from investment operations	0.33		(0.43)
Less distributions to shareholders:
Net investment income	(0.19)		(0.27)
Total distributions to shareholders	(0.19)		(0.27)
Net asset value, end of period	$12.43		$12.29
Total return	2.72%		(3.38%)
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)	0.55	%(c)
Total net expenses(d)	0.54	%(c)	0.54	%(c)
Net investment income	3.11	%(c)	2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,452		$5,377
Portfolio turnover	4%		15%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Oregon Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended August 31,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.31		$12.95		$12.49		$12.67		$12.17		$12.07		$12.02
Income from investment operations:
Net investment income	0.19		0.37		0.37		0.43		0.45		0.48		0.49
Net realized and unrealized gain (loss)	0.14		(0.64)		0.46		(0.15)		0.50		0.09		0.05
Total from investment operations	0.33		(0.27)		0.83		0.28		0.95		0.57		0.54
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)		(0.37)		(0.44)		(0.45)		(0.48)		(0.49)
Net realized gains	—		—		—		(0.02)		—		—		—
Total distributions to shareholders	(0.19)		(0.37)		(0.37)		(0.46)		(0.45)		(0.48)		(0.49)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$12.45		$12.31		$12.95		$12.49		$12.67		$12.17		$12.07
Total return	2.71%		(2.14%)		6.73%		2.31%		7.95%		4.96%		4.59%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.61%		0.61	%(c)	0.64%		0.64%		0.64%		0.62%
Total net expenses(d)	0.56	%(c)	0.55	%(e)	0.54	%(c)(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.52	%(e)
Net investment income	3.07	%(c)	2.90%		3.17	%(c)	3.53%		3.63%		4.02%		4.07%
Supplemental data
Net assets, end of period (in thousands)	$369,885		$391,179		$437,800		$402,393		$450,422		$416,275		$381,162
Portfolio turnover	4%		15%		9%		13%		12%		8%		5%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Oregon Intermediate Municipal Bond Fund
Notes to Financial Statements

January 31, 2014 (Unaudited)

Note 1. Organization

Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a

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Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

"when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The

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Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.10%
Class B	0.11
Class C	0.10
Class R4	0.15
Class R5	0.05
Class Z	0.10

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.40% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $55,802 for Class A and $4,352 for Class C shares for the six months ended January 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

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Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	December 1, 2013 through November 30, 2014	Prior to December 1, 2013
Class A	0.81%	0.81%
Class B	1.56	1.56
Class C	1.56	1.56
Class R4	0.56	0.56
Class R5	0.53	0.54
Class Z	0.56	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2014, the cost of investments for federal income tax purposes was approximately $414,550,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,812,000
Unrealized depreciation	(1,754,000)
Net unrealized appreciation	$23,058,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $17,981,307 and $33,169,455, respectively, for the six months ended January 31, 2014.

Note 6. Shareholder Concentration

At January 31, 2014, one unaffiliated shareholder account owned 14.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended January 31, 2014.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more

Semiannual Report 2014
28

Columbia Oregon Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
29

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Semiannual Report 2013
30

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31

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Semiannual Report 2013
32

Columbia Oregon Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia Oregon Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR207_07_D01_(03/14)

Semiannual Report

January 31, 2014

Columbia Tax-Exempt Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	38
Statement of Operations	40
Statement of Changes in Net Assets	41
Financial Highlights	43
Notes to Financial Statements	49
Important Information About This Report	57

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Tax-Exempt Fund (the Fund) Class A shares returned 2.90% excluding sales charges for the six-month period that ended January 31, 2014. Class Z shares of the Fund returned 3.01% for the same time period.

>  The Barclays Municipal Bond Index returned 2.99% for the same six months.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/21/78
Excluding sales charges		2.90	-2.03	6.05	4.32
Including sales charges		-2.00	-6.72	5.03	3.82
Class B	05/05/92
Excluding sales charges		2.44	-2.84	5.24	3.53
Including sales charges		-2.56	-7.54	4.91	3.53
Class C	08/01/97
Excluding sales charges		2.67	-2.51	5.43	3.70
Including sales charges		1.67	-3.45	5.43	3.70
Class R4*	03/19/13	3.01	-1.88	6.08	4.34
Class R5*	12/11/13	2.93	-2.01	6.06	4.32
Class Z*	09/16/05	3.01	-1.84	6.25	4.49
Barclays Municipal Bond Index		2.99	-1.07	5.54	4.43

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at January 31, 2014)
California	14.0
Illinois	9.1
Texas	9.0
Massachusetts	7.5
New York	7.1
Minnesota	4.2
Wisconsin	3.9
Florida	3.3
New Jersey	3.3
Washington	3.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at January 31, 2014)
AAA rating	5.4
AA rating	22.9
A rating	37.5
BBB rating	22.5
Non-investment grade	3.3
Not rated	8.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Kimberly Campbell

Semiannual Report 2014

Columbia Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.00		1,021.32	3.94		3.92	0.77
Class B	1,000.00	1,000.00	1,024.40		1,017.54	7.76		7.73	1.52
Class C	1,000.00	1,000.00	1,026.70		1,019.06	6.23		6.21	1.22
Class R4	1,000.00	1,000.00	1,030.10		1,022.28	2.97		2.96	0.58
Class R5	1,000.00	1,000.00	1,021.60	*	1,022.68	0.69	*	2.55	0.50 *
Class Z	1,000.00	1,000.00	1,030.10		1,022.33	2.92		2.91	0.57

*For the period December 11, 2013 through January 31, 2014. Class R5 shares commenced operations on December 11, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
County of Jefferson Revenue Bonds Series 2004A 01/01/19	5.250%	2,790,000	2,800,630
01/01/23	5.250%	7,500,000	7,459,050
Total			10,259,680
Alaska 0.8%
Alaska Energy Authority Refunding Revenue Bonds Bradley Lake 4th Series 2000 (AGM) 07/01/20	6.000%	4,145,000	5,044,051
07/01/21	6.000%	2,395,000	2,927,552
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	18,330,000	19,416,052
10/01/41	7.750%	4,350,000	4,620,657
Total			32,008,312
Arizona 1.5%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	7,800,000	8,254,584
City of Tucson Unlimited General Obligation Bonds Series 1984G (NPFGC) 07/01/14	7.625%	3,140,000	3,232,567
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010 05/15/35	5.000%	13,750,000	13,993,787
Industrial Development Authority of the County of Pima (The) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT(a) 09/01/21	8.200%	10,000,000	13,119,700
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A 07/01/26	5.500%	5,000,000	5,089,800
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	9,775,000	10,188,776

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007 12/01/32	5.000%	5,400,000	5,532,570
Total			59,411,784
California 13.9%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Community Series 2011 07/01/26	6.125%	3,420,000	3,816,104
07/01/41	6.125%	7,015,000	7,507,664
Revenue Bonds San Diego Hospital Association Series 2003C 03/01/20	5.375%	1,320,000	1,325,742
Sharp Healthcare Series 2009 08/01/39	6.250%	4,000,000	4,511,880
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	2,000,000	1,942,640
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Series 2004 10/01/11	13.000%	400,000	183,792
10/01/15	8.375%	1,740,000	712,704
10/01/19	8.750%	8,670,000	3,551,232
Series 2010 10/01/20	8.375%	1,415,000	565,434
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC)(f) 10/01/17	0.000%	2,525,000	2,363,122
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	110,000	137,656
Revenue Bonds Kaiser Permanente Series 2006A 04/01/39	5.250%	4,500,000	4,557,510
Providence Health & Services Series 2008C 10/01/28	6.250%	2,000,000	2,322,600
Unrefunded Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	7,890,000	9,099,616

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	1,970,000	2,060,384
Series 2006K AMT 02/01/42	5.500%	2,595,000	2,653,439
California Municipal Finance Authority Revenue Bonds American Heritage Education Foundation Project Series 2006A 06/01/36	5.250%	1,750,000	1,413,160
Biola University Series 2008 10/01/34	5.875%	4,000,000	4,163,800
California Municipal Finance Authority(a)(b)(d) Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/32	7.500%	1,885,000	1,864,322
California State Public Works Board Revenue Bonds Various Capital Projects Series 2012A 04/01/37	5.000%	4,660,000	4,827,154
Subordinated Series 2009I-1 11/01/29	6.125%	6,000,000	7,054,680
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	3,555,000	3,507,363
John Muir Health Series 2006A 08/15/32	5.000%	1,000,000	1,016,650
Kaiser Permanente Series 2006B 03/01/45	5.250%	9,000,000	9,063,000
University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	5,500,000	5,676,275
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)(f) 08/01/24	0.000%	9,445,000	6,316,627
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/22	4.000%	1,500,000	1,481,715
09/01/24	5.000%	1,110,000	1,156,331
09/01/25	5.000%	790,000	816,133
09/01/26	5.000%	1,230,000	1,268,339
09/01/27	5.000%	1,280,000	1,305,907

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA) 05/01/23	7.600%	6,965,000	8,982,621
City of San Jose Revenue Bonds Series 2001A (NPFGC) 03/01/31	5.000%	4,855,000	4,869,662
City of San Jose(a) Revenue Bonds Series 2007A (AMBAC) AMT 03/01/16	5.000%	3,000,000	3,266,760
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	2,500,000	2,729,325
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	4,000,000	4,457,880
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Capital Appreciation Series 1999 01/15/28	5.875%	10,000,000	10,100,000
Junior Lien Series 2014C 01/15/33	6.250%	3,845,000	3,924,784
Series 1999 01/15/40	5.750%	4,100,000	4,100,000
Series 2014A 01/15/46	5.750%	19,005,000	19,028,566
Foothill-Eastern Transportation Corridor Agency(f) Revenue Bonds Capital Appreciation-Senior Lien Series 1995A Escrowed to Maturity 01/01/18	0.000%	10,000,000	9,598,100
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006 09/01/35	5.125%	875,000	856,511
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC)(f) 08/01/22	0.000%	2,180,000	1,440,239

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I 07/01/29	5.000%	4,800,000	5,336,448
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity 10/01/21	8.750%	6,165,000	8,888,450
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC)(f) 08/01/23	0.000%	9,790,000	6,686,374
Orange Unified School District Community Facilities District No. 2005-2 Prerefunded 03/01/14 Special Tax Bonds Del Rio School Facilities Series 2007 09/01/37	5.000%	1,000,000	1,023,930
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT(a) 04/01/16	8.000%	7,000,000	8,155,630
Riverside County Public Financing Authority Certificate of Participation Series 1999 05/15/29	5.800%	5,650,000	3,051,113
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	4,500,000	4,907,835
05/15/39	5.250%	17,000,000	18,320,900
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM) 11/01/31	4.500%	15,000,000	15,295,050
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31	6.500%	500,000	552,340
08/01/39	6.625%	1,500,000	1,663,785
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM)(f) 08/01/18	0.000%	1,785,000	1,639,719
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM) 08/01/23	5.000%	1,500,000	1,661,625

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California Unlimited General Obligation Bonds Series 2002 (AMBAC) 04/01/17	6.000%	2,500,000	2,921,125
Series 2006 10/01/36	4.500%	4,015,000	4,033,790
Various Purpose Series 2005 03/01/32	5.000%	1,500,000	1,558,260
08/01/35	5.000%	10,000,000	10,211,500
Series 2007 12/01/32	5.000%	8,000,000	8,586,960
06/01/37	5.000%	13,145,000	13,709,183
11/01/37	5.000%	18,000,000	18,843,480
12/01/37	5.000%	10,200,000	10,673,076
Series 2008 03/01/27	5.500%	1,000,000	1,114,920
03/01/38	5.250%	8,250,000	8,775,278
Series 2009 04/01/31	5.750%	32,500,000	37,114,350
04/01/35	6.000%	15,000,000	17,161,350
04/01/38	6.000%	22,500,000	25,811,775
11/01/39	5.500%	15,520,000	17,131,597
Series 2010 03/01/30	5.250%	3,000,000	3,349,740
03/01/33	6.000%	5,000,000	5,849,500
03/01/40	5.500%	17,200,000	18,940,984
Series 2011 09/01/30	5.250%	8,750,000	9,811,375
Series 2012 04/01/35	5.250%	19,275,000	21,291,743
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	34,950,000	35,538,209
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	6,000	6,045
Temecula Public Financing Authority Refunding Special Tax Bonds Wolf Creek Community Facilities District Series 2012 09/01/27	5.000%	1,275,000	1,319,013
09/01/28	5.000%	1,315,000	1,349,085
09/01/29	5.000%	1,405,000	1,428,478
09/01/30	5.000%	1,480,000	1,500,557
09/01/31	5.000%	1,555,000	1,570,068
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC) 01/01/33	5.000%	4,450,000	4,456,942
University of California Revenue Bonds General Series 2009Q 05/15/34	5.000%	5,750,000	6,266,293

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC) 01/01/29	5.000%	9,365,000	9,396,466
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC) 08/01/24	6.000%	2,320,000	2,744,653
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC)(f) 09/01/18	0.000%	1,160,000	1,045,473
Total			552,291,890
Colorado 2.3%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	575,000	560,441
12/01/22	4.950%	1,570,000	1,414,130
12/01/26	5.000%	1,575,000	1,335,884
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT(a) 10/01/32	5.250%	5,000,000	4,634,800
City of Westminster Revenue Bonds Post Project Series 2007D (AGM) 12/01/23	5.000%	1,240,000	1,403,544
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008 06/01/33	5.500%	2,000,000	2,093,080
06/01/38	5.500%	6,000,000	6,158,400
Colorado Health Facilities Authority Prerefunded 06/01/14 Revenue Bonds Evangelical Lutheran Series 2009A 06/01/38 6.125% 3,250,000 3,314,642 Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/33	5.000%	5,500,000	5,266,030
Valley View Hospital Association Series 2008 05/15/28	5.500%	5,745,000	5,916,718
Revenue Bonds Catholic Health Initiatives Series 2013A 01/01/45	5.250%	10,000,000	10,221,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Evangelical Lutheran Series 2005 06/01/23	5.250%	1,200,000	1,248,336
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM) 03/01/27	5.000%	1,250,000	1,348,525
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	5,000,000	5,322,850
E-470 Public Highway Authority(f) Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC) 09/01/22	0.000%	6,515,000	4,586,951
Senior Series 2000B (NPFGC) 09/01/18	0.000%	18,600,000	16,295,274
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27	5.500%	2,765,000	2,693,414
12/15/37	5.500%	3,100,000	2,915,643
Regional Transportation District Refunding Revenue Bonds Series 2007A 11/01/24	5.250%	1,000,000	1,219,430
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2009A 11/15/29	6.000%	5,000,000	5,560,950
Revenue Bonds Series 2012-A 11/15/42	5.000%	7,325,000	7,391,877
Total			90,901,919
Connecticut 1.2%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009 06/01/30	5.600%	1,000,000	1,043,380
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC) 08/15/19	5.500%	1,500,000	1,753,230
City of Hartford Unrefunded Unlimited General Obligation Bonds Series 2012A (AGM) 04/01/32	5.000%	245,000	258,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC) 11/01/20	5.000%	10,000	10,421
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10 06/15/28	5.000%	750,000	794,280
Connecticut Housing Finance Authority(a) Revenue Bonds Housing Mortgage Finance Program Subordinated Series 2006A-1 AMT 11/15/36	4.875%	760,000	762,561
Subordinated Revenue Bonds Series 2012B-2 AMT 11/15/32	4.050%	1,000,000	938,210
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT(a) 11/15/15	5.500%	1,500,000	1,500,255
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	1,500,000	1,545,840
Revenue Bonds Alzheimer's Resource Center Project Series 2007 08/15/27	5.500%	2,375,000	2,395,425
Connecticut State Health & Educational Facility Authority Revenue Bonds Connecticut College Series 2011H-1 07/01/41	5.000%	1,625,000	1,692,340
Danbury Hospital Series 2006H (AMBAC) 07/01/33	4.500%	2,000,000	1,876,580
Fairfield University Series 2008N 07/01/27	4.750%	1,000,000	1,063,340
Hartford Healthcare Series 2011A 07/01/32	5.000%	500,000	510,225
Lawrence & Memorial Hospital Series 2011S 07/01/22	5.000%	1,810,000	2,028,648
Loomis Chaffe School Series 2005F (AMBAC) 07/01/25	5.250%	2,035,000	2,454,068
07/01/26	5.250%	1,045,000	1,264,283
Middlesex Hospital Series 2011N 07/01/24	5.000%	425,000	457,967
07/01/26	5.000%	900,000	956,061

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacred Heart University Series 2011G 07/01/31	5.375%	500,000	525,540
Stamford Hospital Series 2012J 07/01/37	5.000%	1,000,000	1,011,600
State Supported Child Care Series 2011 07/01/28	5.000%	1,030,000	1,103,017
07/01/29	5.000%	860,000	916,399
Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	2,000,000	2,351,300
Western Connecticut Health Series 2011M 07/01/41	5.375%	1,500,000	1,561,770
Western Connecticut Health Network Series 2011 07/01/29	5.000%	1,000,000	1,040,790
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	8,750,000	9,551,762
New Haven Parking Authority Refunding Revenue Bonds Series 2002 (AMBAC) 12/01/15	5.375%	500,000	522,650
New Haven Solid Waste Authority Revenue Bonds Series 2008 06/01/28	5.375%	1,750,000	1,944,198
South Central Connecticut Regional Water Authority Refunding Revenue Bonds 20th Series 2007A (NPFGC) 08/01/23	5.250%	1,000,000	1,192,480
2oth Series 2007A (NPFGC) 08/01/24	5.250%	1,000,000	1,195,980
Unrefunded Revenue Bonds 20th Series 2005 08/01/30	5.000%	805,000	838,222
State of Connecticut Revenue Bonds Revolving Fund Series 2009A 06/01/26	5.000%	1,000,000	1,152,830
University of Connecticut Revenue Bonds Series 2009A 02/15/28	5.000%	500,000	553,875
Total			48,767,772

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.2%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010 02/01/31	5.400%	5,000,000	5,343,500
Revenue Bonds Newark Charter School Series 2012 09/01/32	4.625%	2,000,000	1,882,120
09/01/42	5.000%	1,350,000	1,327,752
Total			8,553,372
District of Columbia 0.2%
District of Columbia Refunding Revenue Bonds 2nd Series 2009B 12/01/23	5.000%	2,000,000	2,301,400
Revenue Bonds KIPP Charter School Series 2013 07/01/33	6.000%	250,000	268,775
07/01/48	6.000%	1,150,000	1,205,534
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT(a) 10/01/22	4.750%	4,250,000	4,500,962
Total			8,276,671
Florida 3.2%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005 04/01/24	5.000%	1,800,000	1,839,726
04/01/34	5.000%	16,250,000	16,308,500
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC)(f) 04/01/17	0.000%	375,000	274,099
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d) 07/01/40	7.500%	7,635,000	7,637,978
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d) 07/15/32	7.000%	1,820,000	1,037,455

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Ocala Revenue Bonds Series 2007A (NPFGC) 10/01/24	5.000%	2,985,000	3,360,901
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT(a) 10/01/25	5.000%	6,000,000	6,482,280
County of Escambia Revenue Bonds Series 2003A AMT(a) 11/01/27	5.750%	2,750,000	2,750,330
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) 10/01/19	6.000%	1,030,000	1,210,775
Unrefunded Revenue Bonds Series 1992 (NPFGC) 10/01/19	6.000%	290,000	303,166
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2012-A 06/15/22	5.500%	1,240,000	1,197,195
06/15/32	6.000%	4,000,000	3,624,040
06/15/43	6.125%	5,000,000	4,373,750
Renaissance Charter School Project Series 2013A 06/15/44	8.500%	15,000,000	15,069,450
Florida State Board of Education Unlimited General Obligation Bonds Capital Outlay 2008 Series 2009B 06/01/26	5.000%	5,525,000	6,324,191
06/01/27	5.000%	5,800,000	6,528,886
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G 11/15/21	5.125%	70,000	78,887
11/15/32	5.125%	465,000	524,037
Highlands County Health Facilities Authority(g) Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006C 11/15/36	5.250%	215,000	243,040
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007 11/01/38	5.250%	5,000,000	5,028,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007 10/01/29	5.000%	1,000,000	1,033,390
Mid-Bay Bridge Authority Revenue Bonds Series 1991A Escrowed to Maturity 10/01/22	6.875%	2,000,000	2,607,320
Series 2011A 10/01/40	7.250%	7,000,000	7,752,570
Orange County School Board Certificate of Participation Series 2005B (AMBAC) 08/01/25	5.000%	2,440,000	2,586,229
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC) 07/01/28	5.500%	6,980,000	7,579,303
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A(b)(c) 10/01/27	5.250%	9,750,000	10,041,525
State of Florida Revenue Bonds Series 2007A (AMBAC) 07/01/18	5.000%	2,000,000	2,277,920
Unlimited General Obligation Bonds Jacksonville Transportation Authority Series 1985 Escrowed to Maturity 01/01/15	9.200%	440,000	476,014
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/25	5.750%	2,500,000	2,802,775
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	2,850,000	2,495,460
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003 05/01/23	6.000%	1,735,000	1,737,446
Total			125,586,938
Georgia 2.0%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A 08/01/25	5.000%	1,250,000	1,257,413

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlanta Revenue Bonds Series 1999A (NPFGC) 11/01/22	5.500%	5,475,000	6,434,165
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	6,304,250
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	30,000,000	30,585,000
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC) 02/01/20	6.150%	5,390,000	6,586,957
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Rental-Mortgage Series 1992N 07/01/18	6.250%	340,000	381,507
Series 1992P (AMBAC) 07/01/20	6.250%	6,000,000	6,711,960
Series 2007A (AMBAC) 07/01/26	5.250%	1,000,000	1,180,550
Municipal Electric Authority of Georgia Refunding Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	165,000	173,534
Revenue Bonds Series 1991V Escrowed to Maturity (NPFGC IBC) 01/01/18	6.600%	3,550,000	4,062,336
Unrefunded Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	10,705,000	12,050,083
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	3,000,000	3,026,040
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC) 07/01/24	5.000%	1,000,000	1,058,090
Total			79,811,885
Guam 0.1%
Territory of Guam(c) Revenue Bonds Section 30 Series 2009A 12/01/34	5.750%	4,150,000	4,365,468

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A 01/01/42	5.125%	800,000	818,512
Total			5,183,980
Hawaii 0.8%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	6,500,000	6,715,865
Series 2010B 07/01/30	5.625%	1,220,000	1,291,529
07/01/40	5.750%	1,630,000	1,712,739
State of Hawaii Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012 11/15/37	5.250%	1,945,000	1,983,239
State of Hawaii Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012 11/15/21	5.000%	1,000,000	1,085,380
11/15/27	5.000%	1,400,000	1,444,366
11/15/32	5.125%	1,300,000	1,326,169
Revenue Bonds 15 Craigside Project Series 2009A 11/15/29	8.750%	1,000,000	1,122,490
11/15/44	9.000%	3,000,000	3,356,550
Hawaii Pacific University Series 2013A 07/01/33	6.625%	1,430,000	1,447,603
07/01/43	6.875%	2,795,000	2,826,108
Hawaiian Electric Co. Subsidiary Series 2009 07/01/39	6.500%	5,250,000	5,697,037
State of Hawaii Department of Transportation Certificate of Participation Series 2013 AMT(a) 08/01/28	5.000%	1,775,000	1,844,385
Total			31,853,460
Idaho 0.8%
Idaho Health Facilities Authority Revenue Bonds Terraces Boise Project Series 2014A 10/01/34	7.750%	9,135,000	9,124,129
10/01/44	8.000%	3,635,000	3,630,238
10/01/49	8.125%	4,365,000	4,361,683
Trinity Health Group Series 2008B 12/01/23	6.000%	1,000,000	1,167,800
12/01/33	6.250%	6,000,000	6,846,060

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho Health Facilities Authority(g) Refunding Revenue Bonds IHC Hospitals, Inc. Series 1992 Escrowed to Maturity 02/15/21	6.650%	6,000,000	7,838,940
Total			32,968,850
Illinois 9.0%
Chicago Board of Education Certificate of Participation Lease Certificates Series 1992A (NPFGC) 01/01/15	6.250%	3,530,000	3,654,680
01/01/16	6.000%	5,000,000	5,433,400
01/01/20	6.000%	8,000,000	8,906,960
Chicago Board of Education(f) Unlimited General Obligation Bonds Capital Appreciation-School Reform Series 1998B-1 (NPFGC) 12/01/21	0.000%	8,000,000	5,734,800
12/01/22	0.000%	25,200,000	17,008,992
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC)(f) 01/01/20	0.000%	7,275,000	6,106,926
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC) 01/01/23	5.500%	9,750,000	10,589,182
Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	4,210,000	4,515,941
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM) 12/01/15	5.000%	1,750,000	1,864,030
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC)(f) 12/01/20	0.000%	3,065,000	2,488,075
County of Champaign Unlimited General Obligation Bonds Public Safety Sales Tax Series 1999 (NPFGC) 01/01/20	8.250%	1,015,000	1,344,621
01/01/23	8.250%	1,420,000	1,943,227

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993 01/01/21	5.600%	2,305,000	2,648,537
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC)(f) 01/01/21	0.000%	2,675,000	2,117,156
Illinois Finance Authority Refunding Revenue Bonds Swedish Covenant Series 2010A 08/15/38	6.000%	12,505,000	13,089,984
Uno Charter School Series 2011A 10/01/41	7.125%	3,000,000	3,331,500
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	5,550,000	5,996,164
Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	2,000,000	2,228,800
Series 2009B 08/15/30	5.750%	10,000,000	11,144,000
Riverside Health System Series 2009 11/15/35	6.250%	8,200,000	8,841,240
Rush University Medical Center Series 2009C 11/01/39	6.625%	8,000,000	8,920,800
Sherman Health System Series 2007A 08/01/37	5.500%	19,550,000	20,543,335
Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	39,300,000	42,904,989
South Suburban Series 1992 Escrowed to Maturity 02/15/18	7.000%	1,575,000	1,782,853
Illinois Finance Authority(f) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	68,000,000	59,909,360
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC)(f) 06/15/18	0.000%	4,000,000	3,568,120

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lake County School District No. 56 Unlimited General Obligation Bonds Series 1997 Escrowed to Maturity (NPFGC) 01/01/17	9.000%	2,745,000	3,030,206
Unrefunded Unlimited General Obligation Bonds Series 1997 (NPFGC) 01/01/17	9.000%	2,255,000	2,554,712
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2 06/15/50	5.000%	6,625,000	6,494,024
Metropolitan Pier & Exposition Authority(f) Revenue Bonds McCormick Place Project Series 1993 Escrowed to Maturity (NPFGC/FGIC) 06/15/16	0.000%	1,115,000	1,098,933
Unrefunded Revenue Bonds McCormick Place Project Series 1993 (NPFGC/FGIC) 06/15/16	0.000%	2,635,000	2,552,156
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C 12/01/33	5.250%	13,210,000	15,005,899
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	15,000,000	16,638,000
Regional Transportation Authority Revenue Bonds Series 1994C (NPFGC) 06/01/20	7.750%	5,000,000	6,113,950
Series 2002A (NPFGC) 07/01/31	6.000%	5,400,000	6,737,472
State of Illinois Revenue Bonds 1st Series 2002 (NPFGC) 06/15/23	6.000%	4,000,000	4,948,480
Unlimited General Obligation Bonds 1st Series 2001 (NPFGC) 11/01/26	6.000%	3,000,000	3,403,620
Series 2004A 03/01/34	5.000%	3,000,000	3,000,300
Series 2006 01/01/31	5.500%	7,985,000	8,813,204
Series 2012 03/01/35	5.000%	2,725,000	2,755,575
03/01/36	5.000%	2,000,000	2,018,460
Series 2013 07/01/38	5.500%	4,125,000	4,297,095
Series 2013A 04/01/36	5.000%	8,000,000	8,081,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Series 2012 08/01/25	5.000%	3,100,000	3,348,806
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity 12/01/15	7.100%	425,000	459,408
Total			357,969,492
Indiana 2.1%
County of Jasper Refunding Revenue Bonds Various-Northern Indiana Public Services Series 1994C (NPFGC) 04/01/19	5.850%	3,000,000	3,452,340
Series 2003-RMKT (AMBAC) 07/01/17	5.700%	2,000,000	2,237,560
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC)(f)
01/15/19	0.000%	8,165,000	7,273,137
Indiana Finance Authority Refunding Revenue Bonds Series 2007A (NPFGC) 06/01/29	4.500%	10,000,000	10,272,500
Sisters of St. Francis Health Series 2008 11/01/32	5.375%	4,000,000	4,328,520
Revenue Bonds 1st Lien - CWA Authority Series 2011A 10/01/31	5.250%	8,335,000	9,137,661
BHI Senior Living Series 2011 11/15/31	5.500%	1,175,000	1,212,424
11/15/41	5.750%	5,655,000	5,873,622
Parkview Health System Series 2009A 05/01/31	5.750%	6,500,000	6,944,535
Unrefunded Revenue Bonds State Revolving Fund Series 2006 02/01/25	5.000%	7,640,000	8,412,098
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	6,950,000	7,016,859
Revenue Bonds Clarian Health Obligation Group Series 2006A 02/15/36	5.000%	4,375,000	4,403,525

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B Escrowed to Maturity (AMBAC) 07/01/16	6.250%	6,180,000	6,646,961
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT(a)(d)(e) 11/15/31	6.500%	1,052,259	15,752
Purdue University Revenue Bonds Student Fees Series 2009X 07/01/23	5.250%	1,000,000	1,167,040
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007(b) 09/01/37	5.700%	3,950,000	3,682,664
Total			82,077,198
Iowa 0.9%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011 06/15/36	5.250%	6,000,000	6,159,600
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003(g) 01/01/29	8.000%	124,000	127,866
Iowa Finance Authority Refunding Revenue Bonds Sunrise Retirement Community Series 2012 09/01/32	5.500%	1,500,000	1,357,410
09/01/37	5.500%	2,500,000	2,157,275
09/01/43	5.750%	2,630,000	2,268,033
Revenue Bonds Iowa Fertilizer Co. Project Series 2013 12/01/25	5.250%	15,000,000	13,923,150
Iowa Student Loan Liquidity Corp.(a) Senior Revenue Bonds Series 2011A-2 AMT 12/01/26	5.600%	6,605,000	6,893,573
12/01/27	5.700%	4,545,000	4,724,891
Total			37,611,798

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.3%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012 12/15/29	5.250%	11,000,000	10,162,240
Kentucky 1.5%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health Series 2010B 03/01/40	6.375%	5,800,000	6,149,856
Revenue Bonds Kings Daughters Medical Series 2010 02/01/40	5.000%	3,300,000	3,313,563
Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	3,200,000	3,265,600
12/01/38	6.000%	2,850,000	2,897,453
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	14,550,000	15,461,557
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary's Healthcare Series 2008 02/01/27	5.750%	24,000,000	28,635,600
Total			59,723,629
Louisiana 2.5%
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA) 10/01/25	5.400%	140,000	140,174
Jefferson Sales Tax District Revenue Bonds Series 2007B (AMBAC) 12/01/20	5.250%	1,000,000	1,104,640
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC) 12/01/23	4.875%	575,000	609,402
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	6,250,000	6,788,375

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority Prerefunded 02/15/17 Revenue Bonds Tulane University Project Series 2007 (NPFGC) 02/15/26	5.000%	95,000	106,826
Revenue Bonds Hurricane Recovery Program Series 2007 (AMBAC) 06/01/20	5.000%	1,000,000	1,071,140
Unrefunded Revenue Bonds Tulane University Project Series 2007 (NPFGC) 02/15/26	5.000%	905,000	994,079
Louisiana Public Facilities Authority(a) Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT 07/01/36	6.500%	25,000,000	23,209,000
Series 2013B 07/01/39	10.500%	10,000,000	10,108,000
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/30	6.250%	5,250,000	5,874,120
01/01/40	6.500%	20,400,000	22,664,604
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(g) 12/01/40	4.000%	7,900,000	7,960,988
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A 06/01/37	5.125%	18,600,000	18,637,014
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008 03/01/23	4.500%	1,000,000	1,072,010
Total			100,340,372
Maryland 0.8%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006 07/01/36	5.500%	6,804,000	6,057,669
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/37	5.000%	5,000,000	5,028,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	4,000,000	4,193,760
Revenue Bonds Salisbury University Project Series 2012 06/01/30	5.000%	400,000	402,140
University of Maryland College Park Projects Series 2008 06/01/33	5.750%	1,600,000	1,651,776
Senior Revenue Bonds Towson University Project Series 2012 07/01/29	5.000%	650,000	671,158
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Anne Arundel Health System Series 2009A 07/01/39	6.750%	5,000,000	5,865,350
University of Maryland Medical System Series 2005 (AMBAC) 07/01/28	5.250%	3,000,000	3,239,970
Washington County Hospital Series 2008 01/01/33	5.750%	3,495,000	3,551,025
Total			30,660,898
Massachusetts 7.0%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1 07/01/30	5.250%	1,000,000	1,050,730
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(a)(d) 09/01/35	6.500%	5,030,000	3,585,937
Boston Water & Sewer Commission Refunding Revenue Bonds Senior Series 2009A 11/01/28	5.000%	1,250,000	1,410,550
Revenue Bonds Senior Series 1993A 11/01/19	5.250%	3,870,000	4,412,651
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC) 01/01/27	5.500%	4,500,000	5,269,995
01/01/30	5.500%	2,500,000	2,928,600
Massachusetts Bay Transportation Authority Refunding Revenue Bonds General Transportation System Series 1994A (FGIC) 03/01/14	7.000%	240,000	241,308

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 1994C (AGM) 03/01/19	7.000%	2,500,000	2,833,200
Series 1992B (NPFGC) 03/01/16	6.200%	1,435,000	1,494,366
Revenue Bonds Senior Series 2005B (NPFGC) 07/01/26	5.500%	1,500,000	1,837,395
07/01/29	5.500%	2,000,000	2,430,580
Senior Series 2008B 07/01/27	5.250%	710,000	850,552
Series 2005A 07/01/24	5.000%	1,000,000	1,200,580
Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC) 03/01/21	7.000%	625,000	792,750
Massachusetts Department of Transportation(f) Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) 01/01/18	0.000%	4,700,000	4,441,406
01/01/20	0.000%	17,000,000	14,813,970
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,145,000	942,324
Revenue Bonds Adventcare Project Series 2007A 10/15/28	6.650%	5,000,000	5,129,450
Boston College Series 2009Q-2 07/01/29	5.000%	1,455,000	1,596,397
Boston Medical Center Series 2012C 07/01/29	5.000%	1,000,000	1,016,440
Boston University Series 2005T-1 (AMBAC) 10/01/39	5.000%	2,000,000	2,067,540
Covenant Health System Obligation Group Series 2012 07/01/31	5.000%	1,000,000	1,022,010
Education-Dexter School Project Series 2007 05/01/26	4.500%	1,600,000	1,626,192
Evergreen Center, Inc. Series 2005 01/01/35	5.500%	750,000	717,653
Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	1,000,000	1,092,530
Linden Ponds, Inc. Facility Series 2011A-1 11/15/46	6.250%	2,127,125	1,687,938
Series 2011A-2 11/15/46	5.500%	154,325	109,162

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Partners Healthcare Series 2012L 07/01/36	5.000%	1,000,000	1,044,010
Smith College Series 2005 07/01/35	5.000%	3,000,000	3,125,940
WGBH Educational Foundation Series 2002A (AMBAC) 01/01/42	5.750%	2,000,000	2,285,120
Massachusetts Development Finance Agency(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	767,588	3,446
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I 01/01/28	6.000%	675,000	722,844
Massachusetts Educational Financing Authority(a) Revenue Bonds Issue I Series 2010B AMT 01/01/31	5.700%	6,790,000	6,998,996
Series 2008H (AGM) AMT 01/01/30	6.350%	6,815,000	7,247,752
Series 2011J AMT 07/01/33	5.625%	2,250,000	2,319,277
Series 2012J AMT 07/01/25	4.625%	14,325,000	14,378,289
07/01/28	4.900%	955,000	948,134
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston College Series 2008M-2 06/01/35	5.500%	22,000,000	26,350,500
Caregroup Series 1998B-2 (NPFGC) 02/01/28	5.375%	1,380,000	1,505,925
Series 2008E-1 07/01/33	5.125%	3,000,000	3,080,280
Harvard University Series 1991N 04/01/20	6.250%	4,675,000	5,947,441
Series 2009A 11/15/36	5.500%	1,000,000	1,120,950
Massachusetts Eye & Ear Infirmary Series 2010C 07/01/35	5.375%	1,000,000	1,014,840
Massachusetts Institute of Technology Series 2002K 07/01/22	5.500%	8,000,000	10,004,560
Series 2004M 07/01/25	5.250%	500,000	619,275
Series 2009O 07/01/26	5.000%	11,500,000	13,189,810

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Milford Regional Medical Series 2007E 07/15/22	5.000%	1,250,000	1,281,713
07/15/32	5.000%	4,720,000	4,543,708
07/15/37	5.000%	500,000	467,890
Partners Healthcare Series 2010J-1 07/01/34	5.000%	11,400,000	11,859,762
Springfield College Series 2010 10/15/40	5.625%	4,500,000	4,726,530
Suffolk University Series 2009A 07/01/30	6.250%	1,000,000	1,107,030
Tufts University Series 2008 08/15/38	5.375%	1,000,000	1,105,830
Series 2009M 02/15/28	5.500%	1,000,000	1,209,020
Unrefunded Revenue Bonds South Shore Series 1999F 07/01/29	5.750%	1,845,000	1,852,195
Massachusetts Housing Finance Agency Revenue Bonds Series 2009-147 06/01/28	4.800%	60,000	60,835
Massachusetts Housing Finance Agency(a) Revenue Bonds Housing Series 2011A AMT 12/01/36	5.250%	2,000,000	2,027,340
Rental Housing Series 2004A (AGM) AMT 07/01/25	5.250%	6,580,000	6,585,856
Series 2007D AMT 06/01/40	4.850%	525,000	525,310
Series 2010C AMT 12/01/30	5.000%	1,000,000	1,018,950
Massachusetts Housing Finance Agency(a)(g) Revenue Bonds Single Family Series 2006-122 AMT 12/01/31	4.850%	5,140,000	5,156,140
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA) 08/01/37	6.500%	605,000	605,968
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT(a) 07/01/32	5.000%	2,000,000	2,026,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority Refunding Revenue Bonds Senior Series 1994A 05/01/14	7.500%	1,910,000	1,941,076
Revenue Bonds Series 2008A (AGM) 05/01/38	5.000%	3,000,000	3,196,830
Massachusetts State College Building Authority(f) Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) 05/01/18	0.000%	4,000,000	3,792,160
05/01/19	0.000%	7,710,000	7,072,846
05/01/23	0.000%	3,000,000	2,297,970
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Pool Program Series 2006 08/01/30	5.250%	1,000,000	1,191,510
Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/17	6.000%	12,445,000	14,717,457
Massachusetts Water Resources Authority Prerefunded 08/01/17 Revenue Bonds Series 2005A (NPFGC) 08/01/24	5.250%	155,000	179,769
Refunding Revenue Bonds General Series 2011C 08/01/28	5.000%	500,000	561,865
Revenue Bonds Series 1992A Escrowed to Maturity 07/15/19	6.500%	4,865,000	5,597,620
Series 1992A Escrowed to Maturity (FGIC) 07/15/19	6.500%	6,075,000	6,989,834
Series 2002J (AGM) 08/01/21	5.500%	5,000,000	6,139,050
Series 2006A (AMBAC) 08/01/24	5.000%	2,170,000	2,462,212
Unrefunded Revenue Bonds General Series 1993C (AMBAC/TCRS) 12/01/15	5.250%	205,000	217,263
Series 1993C (TCRS) 12/01/15	5.250%	565,000	598,007
Series 2005A (NPFGC) 08/01/24	5.250%	2,845,000	3,244,068
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011 07/01/36	5.250%	3,000,000	3,238,500
Total			278,108,549
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.5%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 06/01/22	5.500%	2,000,000	1,946,480
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	11,925,000	11,004,509
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2003A (NPFGC) 07/01/34	5.000%	1,375,000	1,259,679
Series 2005A (NPFGC) 07/01/27	5.000%	1,290,000	1,226,945
Series 2011A 07/01/41	5.250%	2,000,000	1,842,100
Detroit City School District Unlimited General Obligation Refunding Bonds School Building & Site Improvement Series 2005A (AGM) (Qualified School Bond Loan Fund) 05/01/17	5.000%	2,500,000	2,600,500
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund) 05/01/27	5.000%	495,000	496,554
Grand Traverse Academy Refunding Revenue Bonds Series 2007 11/01/17	5.000%	390,000	394,220
11/01/22	5.000%	750,000	701,385
11/01/32	4.750%	1,170,000	924,113
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007 12/01/33	5.000%	250,000	289,932
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC) 05/01/21	7.000%	2,505,000	3,100,088
Michigan Sugar Co.- Caro Project Series 1998B 11/01/25	6.450%	3,500,000	3,028,795
Michigan Strategic Fund(a)(d) Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT 11/01/25	6.550%	4,250,000	3,709,357

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund) 05/01/25	5.000%	1,020,000	1,202,876
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund) 05/01/23	5.000%	3,100,000	3,307,514
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.100%	1,790,000	2,081,573
State of Michigan Refunding Revenue Bonds Series 2005 (AGM) 05/15/22	5.250%	2,000,000	2,374,800
Series 2006 (AGM) 05/15/24	5.000%	2,000,000	2,173,300
State of Michigan(f) Certificate of Participation Series 2000 Escrowed to Maturity (AMBAC) 06/01/21	0.000%	6,000,000	5,022,840
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund) 05/01/24	5.000%	5,000,000	5,334,700
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT(a) 12/01/19	4.750%	3,750,000	3,921,600
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.500%	1,000,000	1,177,450
Total			59,121,310
Minnesota 3.8%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003 12/01/17	6.000%	1,650,000	1,657,425
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/32	6.750%	7,500,000	8,696,925

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	16,825,000	17,742,636
Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	22,775,000	24,633,212
07/01/30	5.750%	3,200,000	3,396,608
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007 11/01/37	5.750%	1,750,000	1,772,750
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	4,000,000	4,203,040
03/01/40	6.500%	2,800,000	2,938,516
Southern Minnesota Municipal Power Agency(f) Revenue Bonds Capital Appreciation Series 1994A (NPFGC) 01/01/22	0.000%	27,500,000	21,505,550
01/01/23	0.000%	26,500,000	19,757,605
01/01/25	0.000%	17,500,000	11,727,975
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006 05/15/36	5.250%	4,550,000	4,635,813
Healtheast Project Series 2005 11/15/25	6.000%	3,500,000	3,610,425
11/15/30	6.000%	10,000,000	10,221,400
11/15/35	6.000%	11,500,000	11,721,030
University of Minnesota Revenue Bonds Series 1996A Escrowed to Maturity 07/01/21	5.500%	1,000,000	1,207,140
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC) 01/01/16	9.750%	1,000,000	1,137,560
Total			150,565,610
Mississippi 0.5%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	2,470,000	2,839,907

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity 02/01/15	5.000%	2,185,000	2,236,501
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC) 12/01/23	5.500%	5,300,000	6,093,410
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	6,640,000	6,994,775
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	455,000	455,018
Total			18,619,611
Missouri 1.2%
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	2,615,000	2,676,243
11/01/39	6.875%	1,500,000	1,543,125
Health & Educational Facilities Authority of the State of Missouri Refunding Revenue Bonds Lester E. Cox Medical Center Series 1993I (NPFGC) 06/01/15	5.250%	1,185,000	1,211,734
Revenue Bonds Lutheran Senior Services Series 2011 02/01/31	5.750%	1,730,000	1,815,220
02/01/41	6.000%	2,600,000	2,734,758
Senior Living Facilities-Lutheran Series 2010 02/01/42	5.500%	2,000,000	2,028,540
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	12,000,000	13,352,280
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT(a) 03/15/29	5.200%	6,385,000	7,139,771
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC) 01/01/20	5.000%	1,500,000	1,588,260

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979 01/01/21	7.375%	997,249	999,603
St. Louis County Industrial Development Authority Refunding Revenue Bonds Anheuser-Busch Co. Project Series 1991 05/01/16	6.650%	2,650,000	2,933,179
Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	7,000,000	6,699,000
St. Louis County Industrial Development Authority(f) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) 07/15/18	0.000%	2,000,000	1,758,820
University of Missouri Unrefunded Revenue Bonds System Facilities Series 2006A 11/01/26	5.000%	740,000	792,525
Total			47,273,058
Montana 0.1%
St. Louis County Industrial Development Authority Revenue Bonds Friendship Village Sunset Hills Series 2013A 09/01/33	5.500%	2,750,000	2,824,058
Nebraska 0.5%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010 01/01/40	5.625%	875,000	915,889
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	11,500,000	12,083,625
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008 09/01/28	4.750%	6,800,000	7,128,712
Omaha Public Power District Revenue Bonds Series 1986A Escrowed to Maturity 02/01/15	6.000%	485,000	498,532

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 1992B Escrowed to Maturity 02/01/17	6.250%	975,000	1,057,709
Total			21,684,467
Nevada 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/33	5.000%	2,500,000	2,438,925
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(b) 06/15/28	6.750%	2,000,000	2,008,020
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A 07/01/34	5.250%	12,000,000	13,429,560
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	18,750,000	19,431,000
County of Clark(a) Revenue Bonds Southwest Gas Corp. Project Series 2005A (AMBAC) AMT 10/01/35	4.850%	5,000,000	4,836,850
Henderson Local Improvement Districts Special Assessment Bonds Series 2006T-18 09/01/35	5.300%	7,690,000	5,801,105
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM) 06/01/24	5.000%	4,095,000	4,481,855
State of Nevada Department of Business & Industry Revenue Bonds Republic Services, Inc. Series 2003 AMT(a)(g) 12/01/26	5.625%	2,000,000	2,178,220
Total			54,605,535
New Jersey 3.2%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,500,000	104,220

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37	6.250%	4,000,000	277,920
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2005N-1 (AGM) 09/01/25	5.500%	23,990,000	28,051,987
Series 2005N-1 (NPFGC) 09/01/27	5.500%	5,000,000	5,856,450
Seeing Eye, Inc. Project Series 2005 (AMBAC) 12/01/24	5.000%	1,000,000	1,022,900
Revenue Bonds MSU Student Housing Project - Provident Series 2010 06/01/31	5.750%	4,350,000	4,648,932
06/01/42	5.875%	14,500,000	15,426,985
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	7,000,000	6,900,250
Revenue Bonds Continental Airlines, Inc. Project Series 1999 AMT 09/15/23	5.125%	5,000,000	4,861,050
09/15/29	5.250%	2,500,000	2,406,250
New Jersey Educational Facilities Authority Revenue Bonds William Paterson University Series 2008C 07/01/24	5.000%	1,000,000	1,117,010
New Jersey Environmental Infrastructure Trust Prerefunded 09/01/16 Revenue Bonds Environmental Series 2007A 09/01/22	5.000%	10,000	11,175
Series 2007A 09/01/22	5.000%	5,000	5,587
Prerefunded 9/01/16 Revenue Bonds Environmental Series 2007 09/01/22	5.000%	35,000	39,111
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	4,000,000	4,069,160
Virtua Health Series 2009 07/01/33	5.750%	750,000	803,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey State Turnpike Authority Refunding Revenue Bonds Series 2005A (AGM) 01/01/30	5.250%	2,000,000	2,317,860
Revenue Bonds Series 1991C (NPFGC) Escrowed to Maturity 01/01/16	6.500%	3,830,000	4,063,017
Series 2004C-2 (AMBAC) 01/01/25	5.500%	2,500,000	2,995,575
Unrefunded Revenue Bonds Series 1991C (AGM) 01/01/16	6.500%	1,415,000	1,581,956
New Jersey Transportation Trust Fund Authority Revenue Bonds Series 1999A 06/15/18	5.750%	5,000,000	5,938,100
06/15/20	5.750%	4,150,000	5,052,417
Series 2006A 12/15/23	5.500%	3,000,000	3,564,840
Series 2011B 06/15/31	5.500%	7,250,000	7,957,455
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A 06/01/26	4.625%	5,055,000	4,367,318
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT(a) 12/01/31	5.250%	15,000,000	15,755,100
Total			129,196,145
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Series 2009 08/01/39	5.000%	6,500,000	6,634,550
Presbyterian Healthcare Services Series 2008A 08/01/32	6.375%	8,650,000	9,847,247
Total			16,481,797
New York 6.8%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	3,830,000	4,032,684
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	6,500,000	6,941,285

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York Prerefunded 4/01/15 Unlimited General Obligation Bonds Series 2005-M 04/01/22	5.000%	5,000	5,279
Unrefunded Unlimited General Obligation Bonds Series 2005-M 04/01/22	5.000%	475,000	499,762
Series 2002E (NPFGC/IBC) 08/01/15	5.625%	5,000	5,023
Housing Development Corp. Revenue Bonds Series 2005F-1 11/01/25	4.650%	5,000,000	5,106,500
Long Island Power Authority Revenue Bonds Series 2008A 05/01/33	6.000%	2,725,000	3,094,701
Metropolitan Transportation Authority Revenue Bonds Series 2007A (AGM) 11/15/33	5.000%	12,000,000	12,438,720
Series 2007B 11/15/24	5.000%	6,820,000	7,569,586
New York City Industrial Development Agency Revenue Bonds Pilot-Yankee Stadium-Payment Series 2006I (FGIC) 03/01/46	5.000%	2,000,000	1,996,480
Queens Baseball Stadium Pilot Series 2006 (AMBAC) 01/01/24	5.000%	3,000,000	2,979,060
New York City Industrial Development Agency(a)(g) Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/21	5.500%	6,940,000	7,450,159
01/01/24	5.500%	5,500,000	5,888,080
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4 01/15/25	5.125%	2,000,000	2,255,640
New York City Water & Sewer System Revenue Bonds Series 2005C (NPFGC) 06/15/27	5.000%	8,000,000	8,454,400
New York Local Government Assistance Corp. Refunding Revenue Bonds Series 1993E (AMBAC/TCRS) 04/01/16	5.250%	10,000,000	10,789,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT(a) 10/01/21	4.600%	3,625,000	3,711,710
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/29	5.500%	2,030,000	2,460,746
Revenue Bonds Consolidated City University System 2nd General Series 1993A 07/01/18	5.750%	5,500,000	6,132,060
Consolidated City University System 2nd Generation Series 1993A 07/01/20	6.000%	13,350,000	16,022,536
Series 1993A (AGM) 07/01/20	6.000%	6,140,000	7,369,166
Independent School District-Educational Housing Services Series 2005 (AMBAC) 07/01/30	5.250%	3,000,000	3,187,200
Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	15,000,000	15,474,750
New York University Series 2008A 07/01/29	5.000%	3,845,000	4,246,726
New York University Hospital Center Series 2007B 07/01/24	5.250%	420,000	445,830
North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/37	5.500%	6,250,000	6,586,687
Orange Regional Medical Center Series 2008 12/01/29	6.125%	2,250,000	2,250,225
State University Series 1993A (NPFGC/IBC) 05/15/17	5.875%	28,240,000	31,523,465
Upstate Community-State Supported Series 2005B (NPFGC) 07/01/23	5.500%	2,000,000	2,401,180
Unrefunded Revenue Bonds Series 2005-F 03/15/23	5.000%	250,000	261,612
New York State Energy Research & Development Authority Revenue Bonds Series 1993(g) 04/01/20	12.371%	13,000,000	13,042,120
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A 06/15/28	5.000%	1,000,000	1,118,830

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority Revenue Bonds Series 2005G (AGM) 01/01/24	5.000%	4,000,000	4,242,920
Port Authority of New York & New Jersey Revenue Bonds Consolidated 144th Series 2006 10/01/28	5.000%	1,000,000	1,080,200
JFK International Air Terminal Series 2010 12/01/36	6.000%	7,000,000	7,589,890
Port Authority of New York & New Jersey(a) Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	5,600,000	5,385,800
Consolidated 146th Series 2006 (AGM) AMT 12/01/23	4.500%	7,500,000	7,743,975
JFK International Air Terminal 4 Special Project Series 1997 (NPFGC) AMT 12/01/22	5.750%	6,500,000	6,540,235
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004 05/01/39	6.700%	850,000	880,821
Suffolk County Industrial Development Agency(a) Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT 01/01/23	5.500%	7,260,000	7,149,285
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012-B 11/15/28	5.000%	3,200,000	3,573,120
Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/21	6.125%	7,000,000	8,749,090
01/01/21	6.125%	11,000,000	13,748,570
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/37	6.000%	2,000,000	1,535,120
09/15/42	6.000%	7,000,000	5,309,430
Total			269,269,658
North Carolina 1.1%
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008 07/01/26	5.000%	8,450,000	9,637,310

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of High Point Revenue Bonds Series 2008 (AGM) 11/01/28	5.000%	350,000	395,084
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(d) 02/01/38	5.650%	3,149,058	3,016,514
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,940,000	2,468,049
Revenue Bonds Series 1986A Escrowed to Maturity 01/01/17	5.000%	3,870,000	4,194,770
Series 2009A 01/01/26	5.500%	300,000	331,728
Series 2009B 01/01/26	5.000%	7,000,000	7,582,120
Unrefunded Revenue Bonds Series 1991A 01/01/18	6.500%	2,185,000	2,625,365
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 AMT(a)(g) 01/01/38	5.500%	555,000	567,809
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/33	5.000%	5,000,000	5,028,050
Revenue Bonds 1st Mortgage Deerfield Series 2008A 11/01/33	6.000%	4,060,000	4,194,751
1st Mortgage-Presbyterian Homes Series 2006 10/01/31	5.500%	2,500,000	2,380,425
Health Care Housing Arc Projects Series 2004A 10/01/34	5.800%	1,400,000	1,432,718
North Carolina Medical Care Commission(f) Refunding Revenue Bonds Capital Appreciation-Wilson Memorial Hospital Series 1997 (AMBAC) 11/01/14	0.000%	1,380,000	1,366,945
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A 05/01/27	5.000%	305,000	346,904
Total			45,568,542

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B 07/01/40	5.150%	7,900,000	8,046,466
County of Ward Revenue Bonds Trinity Obligated Group Series 2006 07/01/29	5.125%	4,490,000	4,521,699
Total			12,568,165
Ohio 1.8%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC) 12/01/15	7.000%	1,165,000	1,255,893
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/37	5.000%	13,220,000	13,643,437
City of Cleveland Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC) 01/01/21	5.500%	3,995,000	4,738,789
Revenue Bonds Series 2008B-1 (NPFGC) 11/15/28	5.000%	500,000	543,125
City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC) 07/01/20	5.850%	1,390,000	1,676,562
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	2,380,000	2,437,763
08/01/41	5.250%	6,900,000	7,019,715
Cleveland Department of Public Utilities Division of Water Revenue Bonds Series 2007P 01/01/24	5.000%	2,000,000	2,216,160
County of Hamilton Revenue Bonds Improvement-Greater Cincinnati Metropolitan Series 2007A 12/01/25	5.000%	3,425,000	3,897,308

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kings Local School District Unlimited General Obligation Bonds National Public Finance (NPFGC/FGIC) Series 1995 Escrowed to Maturity 12/01/16	7.500%	1,285,000	1,443,929
Ohio Higher Educational Facility Commission Prerefunded 01/15/15 Revenue Bonds University Hospital Health Systems Series 2009A 01/15/39	6.750%	7,700,000	8,183,868
Revenue Bonds Denison University 2007 Project Series 2007 11/01/23	5.000%	4,000,000	4,528,440
University of Dayton Project Series 2009 12/01/24	5.500%	3,000,000	3,473,880
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC) 09/01/28	5.250%	165,000	167,521
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC) 02/15/26	5.500%	3,000,000	3,657,180
Ohio State University (The) Prerefunded 06/01/15 Revenue Bonds Series 2005-A 06/01/25	5.000%	270,000	286,767
Unrefunded Revenue Bonds Series 2005-A 06/01/25	5.000%	470,000	495,065
Ohio State Water Development Authority Refunding Revenue Bonds Drinking Water Fund Series 2005 12/01/21	5.250%	3,890,000	4,717,403
12/01/22	5.250%	2,625,000	3,185,936
Toledo-Lucas County Port Authority Special Assessment Bonds Town Square at Levi Commons Series 2007 11/01/36	5.400%	2,605,000	1,301,328
Toledo-Lucas County Port Authority(g) Refunding Revenue Bonds CSX Transportation, Inc. Project Series 1992 12/15/21	6.450%	3,950,000	4,813,707
Total			73,683,776

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998 10/01/28	5.125%	655,000	655,229
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	3,500,000	3,128,125
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/30	5.500%	1,435,000	1,778,094
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	4,500,000	5,016,690
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A 10/01/25	5.000%	750,000	761,243
Willamette University Projects Series 2007A 10/01/27	5.000%	1,500,000	1,555,275
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A 07/01/20	4.400%	210,000	211,510
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A 06/15/29	4.375%	1,300,000	1,344,265
Total			14,450,431
Pennsylvania 1.7%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008 03/01/28	5.000%	490,000	513,545
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A 05/01/42	5.000%	5,500,000	5,063,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009 07/01/39	7.250%	7,000,000	7,948,290
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,400,000	4,156,364
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC) 07/01/27	7.750%	1,000,000	1,313,910
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Continuing Care Series 2005 02/01/28	6.125%	2,000,000	2,001,240
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	4,000,000	4,160,480
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC) 09/01/19	6.000%	14,010,000	17,100,746
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	5,325,000	5,361,476
Pennsylvania Economic Development Financing Authority(a) Revenue Bonds Proctor & Gamble Paper Project Series 2001 AMT 03/01/31	5.375%	1,000,000	1,129,750
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Series 2008 07/01/28	5.750%	3,000,000	3,005,610
Edinboro University Foundation Series 2010 07/01/43	6.000%	4,750,000	4,717,273

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	2,500,000	2,744,025
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA) 06/01/17	9.000%	450,000	572,067
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010 11/01/36	5.000%	4,850,000	4,975,178
Washington County Industrial Development Authority(d) 1st Mortgage Central Project Series 2003 01/01/29	8.500%	1,873,000	1,931,887
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC)(f) 08/15/22	0.000%	2,000,000	1,497,880
Total			68,192,966
Puerto Rico 1.8%
Puerto Rico Electric Power Authority(c) Refunding Revenue Bonds Series 2007UU (AGM) 07/01/23	5.000%	1,000,000	935,630
Revenue Bonds Series 2003NN (NPFGC) 07/01/21	5.250%	3,500,000	3,226,160
Series 2008WW 07/01/23	5.375%	2,500,000	1,654,500
Series 2010XX 07/01/40	5.250%	14,500,000	8,304,295
Series 2012A 07/01/29	5.000%	9,250,000	5,626,220
Series 2013A 07/01/36	6.750%	1,500,000	1,047,015
07/01/43	7.000%	16,430,000	11,665,300
Puerto Rico Highways & Transportation Authority(c) Refunding Revenue Bonds Series 1996Z Escrowed to Maturity (AGM) 07/01/18	6.000%	5,360,000	6,403,377
Series 2003AA (NPFGC) 07/01/20	5.500%	180,000	171,391
Series 2003AA Escrowed to Maturity (NPFGC) 07/01/20	5.500%	320,000	393,955

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Series 2005K 07/01/20	5.000%	5,000,000	3,552,500
Puerto Rico Public Buildings Authority(c) Refunding Revenue Bonds Government Facilities Series 2002F 07/01/20	5.250%	2,000,000	1,484,760
Series 2007M 07/01/31	6.250%	27,000,000	20,053,440
Puerto Rico Public Finance Corp.(c) Revenue Bonds Commonwealth Appropriation Series 1998A (AMBAC) 06/01/19	5.375%	2,190,000	2,571,761
Series 2002E Escrowed to Maturity (AMBAC) 08/01/27	5.500%	450,000	535,509
Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC) 08/01/27	5.500%	1,050,000	1,249,521
Commonwealth Appropriations Series 2002E Escrowed to Maturity 08/01/26	6.000%	2,470,000	3,067,913
Total			71,943,247
Rhode Island 0.1%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT(a) 12/01/37	4.850%	2,225,000	2,203,128
South Carolina 0.7%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A 10/01/26	5.250%	1,700,000	1,521,704
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A 03/15/14	5.950%	1,000,000	1,005,703
County of Richland Revenue Bonds International Paper Series 2003 AMT(a) 04/01/23	6.100%	1,000,000	1,012,000
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC) 01/01/21	6.250%	1,250,000	1,538,875
Unrefunded Revenue Bonds Series 1993 (NPFGC) 01/01/25	5.375%	11,280,000	13,010,803

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Piedmont Municipal Power Agency(f) Refunding Revenue Bonds Capital Appreciation Subordinated Series 2004A-2 (NPFGC) 01/01/24	0.000%	5,000,000	3,418,950
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/42	6.000%	5,133,239	3,127,375
South Carolina Jobs-Economic Development Authority(f) Refunding Subordinated Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/47	0.000%	1,283,310	12,576
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC) 01/01/27	5.000%	2,600,000	2,765,152
Series 2008A 01/01/28	5.375%	250,000	278,750
Total			27,691,888
South Dakota 0.4%
Heartland Consumers Power District Unrefunded Revenue Bonds Series 1992 (AGM) 01/01/17	6.000%	8,635,000	9,395,830
State of South Dakota Revenue Bonds Series 1993A (AGM) 09/01/17	6.700%	5,975,000	6,622,272
Total			16,018,102
Tennessee 0.1%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC) 01/01/15	5.250%	5,000,000	5,223,050
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage AHF Project Series 2003(d) 01/01/29	8.500%	380,000	391,947
Total			5,614,997

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 8.9%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/30	5.875%	1,370,000	1,420,594
07/01/45	6.200%	7,200,000	7,620,336
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B(g) 04/01/45	6.125%	13,450,000	14,412,751
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/33	5.000%	2,700,000	2,699,892
Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	8,620,000	9,013,331
Central Texas Regional Mobility Authority(f) Revenue Bonds Capital Appreciation Series 2010 01/01/25	0.000%	2,000,000	1,128,660
City Public Service Board of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity 02/01/20	5.500%	1,055,000	1,254,184
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	8,000,000	8,687,040
City of Houston Airport System Refunding Revenue Bonds Senior Lien Series 2009A 07/01/34	5.500%	10,500,000	11,584,965
City of Houston Airport System(a) Refunding Revenue Bonds Continental-Special Facilities Series 2011AAMT 07/15/30	6.500%	5,555,000	5,787,477
Subordinated Lien Series 2012A AMT 07/01/31	5.000%	5,000,000	5,145,100
City of Houston Utility System(f) Refunding Revenue Bonds Capital Appreciation Series 1998A Escrowed to Maturity (AGM) 12/01/19	0.000%	26,955,000	24,284,029

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds Capital Appreciation Series 1998A (AGM) 12/01/19	0.000%	9,545,000	8,475,864
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC)(f) 09/01/17	0.000%	2,000,000	1,876,240
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/41	5.750%	2,000,000	2,034,160
Series 2012 08/15/32	5.000%	2,165,000	2,101,306
08/15/42	5.000%	2,350,000	2,181,716
Series 2013 08/15/33	6.000%	990,000	1,062,022
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC) 09/01/25	5.000%	3,550,000	3,559,088
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	7,500,000	7,517,625
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Series 2012B 11/01/35	5.000%	10,000,000	10,352,400
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,313,360
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	8,800,000	11,333,080
Revenue Bonds St. Luke's Episcopal Hospital Project Series 1991 Escrowed to Maturity 02/15/21	6.750%	1,970,000	2,280,689
Harris County-Houston Sports Authority(f) Refunding Revenue Bonds Capital Appreciation-Senior Lien Series 2001A (NPFGC) 11/15/14	0.000%	3,905,000	3,782,383
11/15/15	0.000%	3,975,000	3,675,007
11/15/16	0.000%	4,040,000	3,560,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A 05/15/41	6.875%	4,045,000	4,558,351
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A 08/15/44	6.375%	7,500,000	8,049,525
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A 11/01/29	6.300%	2,800,000	3,134,068
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	15,000,000	15,448,950
North Texas Tollway Authority Refunding Revenue Bonds 1st Tier Series 2009C 01/01/44	5.250%	5,000,000	5,134,700
Series 2011 01/01/38	5.000%	5,500,000	5,655,100
First Tier Series 2012B 01/01/42	5.000%	12,845,000	13,190,787
Toll 2nd Tier Series 2008F 01/01/38	5.750%	11,355,000	12,013,476
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d) 12/01/16	8.500%	6,615,223	6,505,741
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	2,700,000	2,948,535
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(a) 07/01/38	8.000%	35,000,000	35,180,950
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007 05/15/27	5.125%	2,000,000	1,975,440

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Force Villages, Inc. Obligation Group Series 2007 05/15/37	5.125%	2,000,000	1,821,400
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,312,120
Stayton at Museum Way Series 2009A 11/15/44	8.250%	12,000,000	11,495,880
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	2,000,000	2,605,920
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds Series 2012 12/15/29	5.000%	8,300,000	8,430,310
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	7,500,000	7,520,850
Texas State Turnpike Authority(f) Revenue Bonds Capital Appreciation 1st Tier Series 2002A (AMBAC) 08/15/16	0.000%	7,000,000	6,742,890
08/15/18	0.000%	10,000,000	9,031,500
08/15/19	0.000%	10,330,000	8,922,434
Texas Transportation Commission Refunding Revenue Bonds 1st Tier Series 2012-A 08/15/41	5.000%	16,075,000	16,089,950
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005 11/15/25	5.500%	1,000,000	1,001,930
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	524,675
Total			353,438,991
Utah 0.1%
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity 04/01/15	10.125%	440,000	468,103

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT(a) 07/01/24	5.125%	595,000	597,195
Utah Transit Authority Revenue Bonds Series 2008A 06/15/25	5.000%	2,000,000	2,268,860
Total			3,334,158
Virgin Islands 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A(c) 10/01/32	5.000%	4,000,000	3,980,520
Virginia 1.3%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/47	5.000%	7,505,000	7,418,768
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993 08/15/23	5.000%	10,000,000	11,644,200
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/24	5.250%	6,175,000	7,583,579
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/26	6.625%	2,145,000	2,364,090
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC) 07/15/22	5.250%	5,380,000	6,098,122
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005 06/01/26	5.500%	7,095,000	7,435,773
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001 01/01/21	5.375%	5,000,000	5,824,450

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009 10/01/26	5.000%	1,500,000	1,742,775
Total			50,111,757
Washington 3.2%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC)(f) 12/01/16	0.000%	3,000,000	2,936,310
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A 09/01/27	5.000%	1,540,000	1,483,328
09/01/32	5.250%	1,000,000	956,510
Skagit County Public Hospital District No. 1 Revenue Bonds Skagit Valley Hospital Series 2005 12/01/30	5.500%	1,235,000	1,243,015
Series 2007 12/01/28	5.750%	1,500,000	1,551,900
12/01/32	5.750%	2,000,000	2,049,480
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity 01/01/20	5.000%	17,750,000	21,066,587
State of Washington Unlimited General Obligation Bonds Series 2007D (AGM) 01/01/30	4.500%	24,470,000	25,000,754
Various Purpose Series 2008A 07/01/27	5.000%	9,730,000	11,021,755
Washington Health Care Facilities Authority Revenue Bonds Kadlec Regional Medical Center Series 2012 12/01/42	5.000%	8,220,000	7,356,325
Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,179,190
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	4,685,000	4,839,230

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing Revenue-Mirabella Series 2012 10/01/32	6.500%	10,000,000	9,171,200
10/01/47	6.750%	1,000,000	903,270
Presbyterian Retirement Series 2013 01/01/23	5.000%	1,445,000	1,443,916
01/01/28	5.000%	2,015,000	1,876,973
01/01/33	5.000%	2,570,000	2,284,190
01/01/43	5.250%	7,550,000	6,487,187
Skyline At First Hill Project Series 2012 01/01/19	7.000%	4,315,000	4,492,735
Revenue Bonds Skyline At First Hill Project Series 2007A 01/01/27	5.625%	2,500,000	2,296,275
01/01/38	5.625%	19,450,000	16,726,027
Total			128,366,157
West Virginia 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A(g) 12/01/38	5.375%	3,850,000	4,020,709
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC) 07/01/21	5.375%	3,215,000	3,508,144
West Virginia University Revenue Bonds University System Projects Series 1998A (NFPGC) 04/01/28	5.250%	5,000,000	5,872,500
West Virginia University(f) Revenue Bonds University System Projects Series 2000A (AMBAC) 04/01/16	0.000%	3,300,000	3,239,544
Total			16,640,897
Wisconsin 3.8%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT(a) 11/01/21	6.000%	6,000,000	7,111,440

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009 02/15/39	5.875%	5,000,000	5,286,000
Public Finance Authority(a) Refunding Revenue Bonds TRIPS Senior Obligation Group Series 2012 AMT 07/01/28	5.250%	4,000,000	3,804,840
07/01/42	5.000%	2,000,000	1,670,180
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	17,700,000	19,734,792
Wisconsin Health & Educational Facilities Authority Prerefunded 02/18/14 Revenue Bonds ProHealth Care, Inc. Obligation Group Series 2009 02/15/32	6.625%	1,000,000	1,003,050
Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/24	5.125%	15,910,000	16,853,622
08/15/25	5.125%	15,500,000	16,362,730
Revenue Bonds Aurora Health Care, Inc. Series 2010A 04/15/39	5.625%	6,100,000	6,297,457
Beaver Dam Community Hospitals Series 2013A 08/15/28	5.125%	6,750,000	6,808,117
08/15/34	5.250%	8,000,000	7,960,000
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	14,400,000	14,933,232
ProHealth Care, Inc. Series 2012 08/15/28	5.000%	1,570,000	1,665,001
ProHealth Care, Inc. Obligation Group Series 2009 02/15/39	6.625%	25,150,000	27,452,231
Riverview Hospital Association Series 2008 04/01/33	5.750%	6,000,000	6,228,540
04/01/38	5.750%	4,000,000	4,152,360
St. John's Community, Inc. Series 2009A 09/15/29	7.250%	1,000,000	1,070,060
09/15/39	7.625%	1,000,000	1,073,770
Total			149,467,422

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A 07/15/39	5.750%	7,900,000	8,623,956
Total Municipal Bonds (Cost: $3,607,235,640)			3,864,071,038

Municipal Bonds Held in Trust 0.5%

Massachusetts 0.5%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(b)(g)(h) 11/15/36	5.500%	16,000,000	17,935,200
Total Municipal Bonds Held in Trust (Cost: $17,449,271)			17,935,200

Floating Rate Notes 1.5%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.2%
Colorado Educational & Cultural Facilities Authority(i)(j) Revenue Bonds UJA Federation of Northern New Jersey VRDN Series 2007 (JPMorgan Chase Bank) 05/01/37	0.060%	2,750,000	2,750,000
VRDN Series 2007 (U.S. Bank) 06/01/37	0.060%	1,200,000	1,200,000
County of Pitkin Refunding Revenue Bonds Aspen Skiing Co. VRDN Series 1994B (JPMorgan Chase Bank) AMT(a)(i)(j) 04/01/14	0.070%	5,000,000	5,000,000
Total			8,950,000
Florida 0.1%
Sarasota County Public Hospital District Refunding Revenue Bonds Sarasota Memorial Hospital VRDN Series 2009B (JPMorgan Chase Bank)(i)(j) 07/01/37	0.050%	3,800,000	3,800,000
Iowa —%
Iowa Finance Authority Revenue Bonds Wahlert High School VRDN Series 2006 (Wells Fargo Bank)(i)(j) 03/01/36	0.050%	1,000,000	1,000,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Kentucky —%
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank)(i)(j) 09/01/34	0.050%	1,550,000	1,550,000
Minnesota 0.4%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children's Health Care Facilities VRDN Series 2004A (AGM)(i)(j) 08/15/34	0.150%	10,500,000	10,500,000
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College VRDN Series 2002 (Harris)(i)(j) 10/01/20	0.060%	6,200,000	6,200,000
Total			16,700,000
Missouri —%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank)(i)(j) 12/01/20	0.050%	1,000,000	1,000,000
New Hampshire 0.1%
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth)(i)(j) 10/01/42	0.050%	3,390,000	3,390,000
New York 0.3%
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005B-2C (U.S. Bank)(i)(j) 01/01/32	0.040%	12,585,000	12,585,000
North Carolina 0.1%
Charlotte-Mecklenburg Hospital Authority (The) Refunding Revenue Bonds Carolinas HealthCare VRDN Series 2005B (U.S. Bank)(i)(j) 01/15/26	0.040%	2,925,000	2,925,000
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency(i)(j) Revenue Bonds North Country Hospital & Health VRDN Series 2007A (TD Banknorth) 10/01/34	0.050%	1,200,000	1,200,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Floating Rate Notes (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Northeastern VT Regional Hospital VRDN Series 2004A (TD Banknorth) 10/01/29	0.050%	1,400,000	1,400,000
Total			2,600,000
Wisconsin 0.2%
Wisconsin Health & Educational Facilities Authority(i)(j) Revenue Bonds Fort Healthcare, Inc. VRDN Series 2007A (JPMorgan Chase Bank) 05/01/37	0.060%	3,300,000	3,300,000
Meriter Hospital, Inc. VRDN Series 2002 (JPMorgan Chase & Co.) 12/01/32	0.060%	2,355,000	2,355,000
Total			5,655,000
Total Floating Rate Notes (Cost: $60,155,000)			60,155,000

Municipal Short Term 0.1%

Louisiana 0.1%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013A AMT(a) 08/01/14	8.770%	3,300,000	3,315,873

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Michigan —%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C 08/20/14	1.580%	2,125,000	2,157,406
Total Municipal Short Term (Cost: $5,425,000)			5,473,279

Money Market Funds —%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(k)	1,268,588	1,268,588
JPMorgan Municipal Money Market Fund, 0.010%(k)	242,479	242,479
Total Money Market Funds (Cost: $1,511,067)		1,511,067
Total Investments (Cost: $3,691,775,978)		3,949,145,584
Other Assets & Liabilities, Net		27,605,948
Net Assets		3,976,751,532

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $45,615,658 or 1.15% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2014, the value of these securities amounted to $101,233,199 or 2.55% of net assets.

(d)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $35,547,210, representing 0.89% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT 6.500% 09/01/35	09/20/02 - 04/07/08	4,954,360
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT 7.500% 07/01/40	03/07/00	7,616,367

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians Revenue Bonds Series 2004 13.000% 10/01/11	05/14/10	365,949
Cabazon Band Mission Indians Revenue Bonds Series 2004 8.375% 10/01/15	10/04/04 - 05/14/10	1,691,224
Cabazon Band Mission Indians Revenue Bonds Series 2004 8.750% 10/01/19	10/04/04 - 05/14/10	8,381,812
Cabazon Band Mission Indians Revenue Bonds Series 2010 8.375% 10/01/20	05/14/10	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 7.500% 12/01/32	12/22/11	1,885,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 7.000% 07/15/32	07/23/08	1,820,000
Durham Housing Authority Revenue Bonds Series 2005 AMT 5.650% 02/01/38	12/18/06	3,149,058
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT 6.500% 11/15/31	10/17/95 - 10/31/12	803,250
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage AHF Project Series 2003 8.500% 01/01/29	12/30/03	359,073
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT 6.550% 11/01/25	11/24/98	4,250,000
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 8.750% 01/01/37	09/25/07	1,461,135

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 6.250% 01/01/37	03/18/05	3,865,993
Rankin County Five Lakes Utility District Series 1994 7.000% 07/15/37	10/02/07	455,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 8.500% 12/01/16	08/27/93	6,657,178
Washington County Industrial Development Authority 1st Mortgage Central Project Series 2003 8.500% 01/01/29	12/30/03	1,769,854

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2014, the value of these securities amounted to $5,411,054, which represents 0.14% of net assets.

(f)  Zero coupon bond.

(g)  Variable rate security.

(h)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

(i)  Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2014.

(j)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(k)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

IBC  Insurance Bond Certificate

MGIC  Mortgage Guaranty Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	3,864,071,038	—	3,864,071,038
Municipal Bonds Held in Trust	—	17,935,200	—	17,935,200
Total Bonds	—	3,882,006,238	—	3,882,006,238
Short-Term Securities
Floating Rate Notes	—	60,155,000	—	60,155,000
Municipal Short Term	—	5,473,279	—	5,473,279
Total Short-Term Securities	—	65,628,279	—	65,628,279
Mutual Funds
Money Market Funds	1,511,067	—	—	1,511,067
Total Mutual Funds	1,511,067	—	—	1,511,067
Total	1,511,067	3,947,634,517	—	3,949,145,584

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $3,691,775,978)	$3,949,145,584
Cash	13,645
Receivable for:
Investments sold	5,698,975
Capital shares sold	11,471,569
Dividends	1
Interest	44,875,146
Prepaid expenses	26,615
Trustees' deferred compensation plan	370,611
Other assets	32,187
Total assets	4,011,634,333
Liabilities
Short-term floating rate notes outstanding	12,000,000
Payable for:
Capital shares purchased	6,580,563
Dividend distributions to shareholders	14,988,129
Investment management fees	40,564
Distribution and/or service fees	19,836
Transfer agent fees	345,051
Administration fees	6,468
Compensation of board members	60,119
Chief compliance officer expenses	151
Other expenses	471,309
Trustees' deferred compensation plan	370,611
Total liabilities	34,882,801
Net assets applicable to outstanding capital stock	$3,976,751,532
Represented by
Paid-in capital	$3,810,108,156
Undistributed net investment income	17,607,787
Accumulated net realized loss	(108,334,017)
Unrealized appreciation (depreciation) on:
Investments	257,369,606
Total — representing net assets applicable to outstanding capital stock	$3,976,751,532

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

January 31, 2014 (Unaudited)

Class A
Net assets	$3,311,828,475
Shares outstanding	245,908,642
Net asset value per share	$13.47
Maximum offering price per share(a)	$14.14
Class B
Net assets	$4,492,261
Shares outstanding	333,899
Net asset value per share	$13.45
Class C
Net assets	$89,979,470
Shares outstanding	6,683,847
Net asset value per share	$13.46
Class R4
Net assets	$603,868
Shares outstanding	44,863
Net asset value per share	$13.46
Class R5
Net assets	$2,537
Shares outstanding	188
Net asset value per share(b)	$13.47
Class Z
Net assets	$569,844,921
Shares outstanding	42,308,210
Net asset value per share	$13.47

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$612
Interest	107,384,018
Total income	107,384,630
Expenses:
Investment management fees	7,636,586
Distribution and/or service fees
Class A	3,404,206
Class B	24,441
Class C	458,400
Transfer agent fees
Class A	1,993,422
Class B	3,012
Class C	56,497
Class R4	198
Class Z	352,143
Administration fees	1,215,970
Compensation of board members	72,108
Custodian fees	13,486
Printing and postage fees	109,646
Registration fees	52,147
Professional fees	92,341
Interest expense	33,511
Chief compliance officer expenses	569
Other	134,567
Total expenses	15,653,250
Fees waived by Distributor — Class C	(144,758)
Total net expenses	15,508,492
Net investment income	91,876,138
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(4,537,278)
Net realized loss	(4,537,278)
Net change in unrealized appreciation (depreciation) on:
Investments	25,717,525
Net change in unrealized appreciation (depreciation)	25,717,525
Net realized and unrealized gain	21,180,247
Net increase in net assets resulting from operations	$113,056,385

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2014(a) (Unaudited)	Year Ended July 31, 2013(b)
Operations
Net investment income	$91,876,138	$188,743,168
Net realized gain (loss)	(4,537,278)	14,847,189
Net change in unrealized appreciation (depreciation)	25,717,525	(311,399,216)
Net increase (decrease) in net assets resulting from operations	113,056,385	(107,808,859)
Distributions to shareholders
Net investment income
Class A	(74,295,837)	(151,544,076)
Class B	(92,856)	(264,003)
Class C	(1,889,747)	(3,515,554)
Class R4	(7,879)	(1,243)
Class R5	(16)	—
Class Z	(13,715,569)	(31,942,384)
Total distributions to shareholders	(90,001,904)	(187,267,260)
Increase (decrease) in net assets from capital stock activity	(357,134,887)	(126,009,233)
Total decrease in net assets	(334,080,406)	(421,085,352)
Net assets at beginning of period	4,310,831,938	4,731,917,290
Net assets at end of period	$3,976,751,532	$4,310,831,938
Undistributed net investment income	$17,607,787	$15,733,553

(a) Class R5 shares are for the period from December 11, 2013 (commencement of operations) to January 31, 2014.

(b) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to July 31, 2013.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2014(a) (Unaudited)		Year Ended July 31, 2013(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,759,241	36,720,434	10,094,276	143,754,691
Fund merger	—	—	12,568,916	179,852,375
Distributions reinvested	4,512,381	60,043,781	8,552,788	121,064,946
Redemptions	(26,459,072)	(351,227,746)	(35,834,029)	(505,443,034)
Net decrease	(19,187,450)	(254,463,531)	(4,618,049)	(60,771,022)
Class B shares
Subscriptions	617	8,214	22,924	326,910
Fund merger	—	—	61,895	885,042
Distributions reinvested	5,938	78,903	15,602	220,964
Redemptions(c)	(109,303)	(1,450,010)	(295,629)	(4,130,996)
Net decrease	(102,748)	(1,362,893)	(195,208)	(2,698,080)
Class C shares
Subscriptions	172,016	2,285,339	1,260,887	17,991,259
Fund merger	—	—	1,601,358	22,913,139
Distributions reinvested	114,684	1,525,074	199,041	2,810,118
Redemptions	(1,485,281)	(19,704,197)	(1,706,869)	(23,887,197)
Net increase (decrease)	(1,198,581)	(15,893,784)	1,354,417	19,827,319
Class R4 shares
Subscriptions	36,945	493,729	7,746	110,792
Distributions reinvested	587	7,825	89	1,214
Redemptions	(476)	(6,346)	(28)	(384)
Net increase	37,056	495,208	7,807	111,622
Class R5 shares
Subscriptions	188	2,500	—	—
Net increase	188	2,500	—	—
Class Z shares
Subscriptions	1,074,395	14,284,968	5,938,453	84,416,359
Fund merger	—	—	288,943	4,134,412
Distributions reinvested	329,415	4,383,438	674,135	9,550,140
Redemptions	(7,887,759)	(104,580,793)	(12,821,393)	(180,579,983)
Net decrease	(6,483,949)	(85,912,387)	(5,919,862)	(82,479,072)
Total net decrease	(26,935,484)	(357,134,887)	(9,370,895)	(126,009,233)

(a) Class R5 shares are for the period from December 11, 2013 (commencement of operations) to January 31, 2014.

(b) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to July 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended Jan. 31, 2014		Year Ended July 31,				Year Ended November 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.38		$14.27		$13.43		$13.13		$13.05		$11.95		$13.52
Income from investment operations:
Net investment income	0.30		0.57		0.39		0.58		0.59		0.60		0.59
Net realized and unrealized gain (loss)	0.08		(0.89)		0.83		0.31		0.08		1.09		(1.57)
Total from investment operations	0.38		(0.32)		1.22		0.89		0.67		1.69		(0.98)
Less distributions to shareholders:
Net investment income	(0.29)		(0.57)		(0.38)		(0.59)		(0.59)		(0.59)		(0.59)
Total distributions to shareholders	(0.29)		(0.57)		(0.38)		(0.59)		(0.59)		(0.59)		(0.59)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$13.47		$13.38		$14.27		$13.43		$13.13		$13.05		$11.95
Total return	2.90%		(2.42%)		9.18%		7.00%		5.12%		14.42%		(7.48%)
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)(e)	0.76	%(d)	0.76	%(d)(e)	0.76	%(d)	0.80	%(d)	0.80	%(d)	0.80	%(f)
Total net expenses(g)	0.77	%(d)(e)	0.76	%(d)(h)	0.76	%(d)(e)(h)	0.75	%(d)(h)	0.80	%(d)(h)	0.80	%(d)(h)	0.80	%(f)(h)
Net investment income	4.46	%(e)	4.02%		4.17	%(e)	4.41%		4.43%		4.73%		4.56%
Supplemental data
Net assets, end of period (in thousands)	$3,311,828		$3,546,639		$3,848,957		$3,708,744		$1,305,921		$1,362,545		$1,296,698
Portfolio turnover	4%		8%		5%		11%		11%		12%		14%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% for the year ended November 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended November 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.37		$14.26		$13.42		$13.13		$13.05		$11.95		$13.52
Income from investment operations:
Net investment income	0.25		0.46		0.32		0.48		0.49		0.50		0.50
Net realized and unrealized gain (loss)	0.07		(0.89)		0.84		0.30		0.08		1.10		(1.58)
Total from investment operations	0.32		(0.43)		1.16		0.78		0.57		1.60		(1.08)
Less distributions to shareholders:
Net investment income	(0.24)		(0.46)		(0.32)		(0.49)		(0.49)		(0.50)		(0.49)
Total distributions to shareholders	(0.24)		(0.46)		(0.32)		(0.49)		(0.49)		(0.50)		(0.49)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$13.45		$13.37		$14.26		$13.42		$13.13		$13.05		$11.95
Total return	2.44%		(3.15%)		8.68%		6.12%		4.34%		13.57%		(8.17%)
Ratios to average net assets(c)
Total gross expenses	1.52	%(d)(e)	1.51	%(d)	1.51	%(d)(e)	1.51	%(d)	1.55	%(d)	1.55	%(d)	1.55	%(f)
Total net expenses(g)	1.52	%(d)(e)	1.51	%(d)(h)	1.51	%(d)(e)(h)	1.50	%(d)(h)	1.55	%(d)(h)	1.55	%(d)(h)	1.55	%(f)(h)
Net investment income	3.70	%(e)	3.26%		3.41	%(e)	3.65%		3.69%		4.00%		3.81%
Supplemental data
Net assets, end of period (in thousands)	$4,492		$5,836		$9,008		$12,630		$6,817		$12,775		$17,816
Portfolio turnover	4%		8%		5%		11%		11%		12%		14%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% for the year ended November 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended November 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.37		$14.26		$13.43		$13.13		$13.05		$11.95		$13.52
Income from investment operations:
Net investment income	0.27		0.49		0.33		0.50		0.51		0.52		0.51
Net realized and unrealized gain (loss)	0.08		(0.89)		0.83		0.31		0.08		1.09		(1.57)
Total from investment operations	0.35		(0.40)		1.16		0.81		0.59		1.61		(1.06)
Less distributions to shareholders:
Net investment income	(0.26)		(0.49)		(0.33)		(0.51)		(0.51)		(0.51)		(0.51)
Total distributions to shareholders	(0.26)		(0.49)		(0.33)		(0.51)		(0.51)		(0.51)		(0.51)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$13.46		$13.37		$14.26		$13.43		$13.13		$13.05		$11.95
Total return	2.67%		(2.97%)		8.70%		6.36%		4.49%		13.74%		(8.05%)
Ratios to average net assets(c)
Total gross expenses	1.52	%(d)(e)	1.51	%(d)	1.51	%(d)(e)	1.52	%(d)	1.55	%(d)	1.55	%(d)	1.55	%(f)
Total net expenses(g)	1.22	%(d)(e)	1.31	%(d)(h)	1.36	%(d)(e)(h)	1.36	%(d)(h)	1.40	%(d)(h)	1.40	%(d)(h)	1.40	%(f)(h)
Net investment income	4.01	%(e)	3.47%		3.57	%(e)	3.82%		3.83%		4.11%		3.95%
Supplemental data
Net assets, end of period (in thousands)	$89,979		$105,414		$93,117		$81,742		$37,377		$34,079		$25,023
Portfolio turnover	4%		8%		5%		11%		11%		12%		14%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% for the year ended November 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Financial Highlights (continued)

Class R4	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013(a)
Per share data
Net asset value, beginning of period	$13.37		$14.23
Income from investment operations:
Net investment income	0.31		0.22
Net realized and unrealized gain (loss)	0.09		(0.86)
Total from investment operations	0.40		(0.64)
Less distributions to shareholders:
Net investment income	(0.31)		(0.22)
Total distributions to shareholders	(0.31)		(0.22)
Net asset value, end of period	$13.46		$13.37
Total return	3.01%		(4.56%)
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)(d)	0.56	%(c)(d)
Total net expenses(e)	0.58	%(c)(d)	0.56	%(c)(d)(f)
Net investment income	4.70	%(d)	4.39	%(d)
Supplemental data
Net assets, end of period (in thousands)	$604		$104
Portfolio turnover	4%		8%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Financial Highlights (continued)

Class R5	Six Months Ended January 31, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$13.27
Income from investment operations:
Net investment income	0.09
Net realized and unrealized gain	0.20
Total from investment operations	0.29
Less distributions to shareholders:
Net investment income	(0.09)
Total distributions to shareholders	(0.09)
Net asset value, end of period	$13.47
Total return	2.16%
Ratios to average net assets(b)
Total gross expenses	0.50	%(c)(d)
Total net expenses(e)	0.50	%(c)(d)
Net investment income	4.73	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	4%

Notes to Financial Highlights

(a)  For the period from December 11, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the six months ended January 31, 2014. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended November 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$13.38		$14.27		$13.43		$13.13		$13.05		$11.95		$13.52
Income from investment operations:
Net investment income	0.31		0.60		0.41		0.61		0.62		0.62		0.62
Net realized and unrealized gain (loss)	0.09		(0.90)		0.83		0.30		0.07		1.10		(1.58)
Total from investment operations	0.40		(0.30)		1.24		0.91		0.69		1.72		(0.96)
Less distributions to shareholders:
Net investment income	(0.31)		(0.59)		(0.40)		(0.61)		(0.61)		(0.62)		(0.61)
Total distributions to shareholders	(0.31)		(0.59)		(0.40)		(0.61)		(0.61)		(0.62)		(0.61)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$13.47		$13.38		$14.27		$13.43		$13.13		$13.05		$11.95
Total return	3.01%		(2.22%)		9.32%		7.16%		5.33%		14.64%		(7.30%)
Ratios to average net assets(c)
Total gross expenses	0.57	%(d)(e)	0.56	%(d)	0.56	%(d)(e)	0.59	%(d)	0.60	%(d)	0.60	%(d)	0.60	%(f)
Total net expenses(g)	0.57	%(d)(e)	0.56	%(d)(h)	0.56	%(d)(e)(h)	0.56	%(d)(h)	0.60	%(d)(h)	0.60	%(d)(h)	0.60	%(f)(h)
Net investment income	4.65	%(e)	4.21%		4.37	%(e)	4.68%		4.63%		4.93%		4.76%
Supplemental data
Net assets, end of period (in thousands)	$569,845		$652,839		$780,836		$716,844		$793,302		$833,847		$814,018
Portfolio turnover	4%		8%		5%		11%		11%		12%		14%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which rounds to less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Annualized.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.02% for the year ended November 30, 2008. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Notes to Financial Statements

January 31, 2014 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on December 11, 2013.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2014 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2014, the average value of short-term floating rate notes outstanding was $12,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes was 0.55%.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are

Semiannual Report 2014

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2014 was 0.37% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2014 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.12
Class C	0.12
Class R4	0.12
Class R5	0.05
Class Z	0.12

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2014,

Semiannual Report 2014

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

the Fund's total potential future obligation over the life of the Guaranty is $581,618. The liability remaining at January 31, 2014 for non-recurring charges associated with the lease amounted to $351,261 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $489,645 for Class A, $2,518 for Class B and $6,630 for Class C shares for the six months ended January 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	December 1, 2013 through November 30, 2014		Prior to December 1, 2013
Class A	0.81%		0.81%
Class B	1.56		1.56
Class C	1.56		1.56
Class R4	0.61		0.61
Class R5	0.57	*	—
Class Z	0.61		0.61

*Annual rate is contractual from December 11, 2013 (the commencement of operations of Class R5 shares) through November 30, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

At January 31, 2014, the cost of investments for federal income tax purposes was approximately $3,691,776,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$331,266,000
Unrealized depreciation	(73,896,000)
Net unrealized appreciation	$257,370,000

The following capital loss carryforward, determined as of July 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$8,298,230
2016	57,869,171
2017	1,455,576
2018	6,621,391
2019	14,381,427
Total	$88,625,795

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $1,774,248 at July 31, 2013 as arising on August 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $139,229,838 and $470,146,279, respectively, for the six months ended January 31, 2014.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended January 31, 2014.

Note 7. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund , both a series of Columbia Funds Series Trust I (the acquired funds). The reorganization was completed after shareholders of the acquired fund approved the plan on March 15, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $4,602,092,798 and the combined net assets immediately after the acquisition were $4,809,877,766.

The merger was accomplished by a tax-free exchange of 10,574,200 shares of the Columbia Connecticut Tax-Exempt Fund valued at $85,625,779 (including $7,754,847 of unrealized appreciation) and 15,326,301 shares of Columbia Massachusetts Tax-Exempt Fund valued at $122,159,189 (including $11,901,974 of unrealized appreciation).

In exchange for the acquired funds' shares, the Fund issued the following number of shares:

Shares
Class A	12,568,916
Class B	61,895
Class C	1,601,358
Class Z	288,943

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

Semiannual Report 2014

Columbia Tax-Exempt Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on August 1, 2012 the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended July 31, 2013 would have been approximately $157.8 million, $16.9 million, $(313.4) million and $(138.7) million, respectively.

Note 8. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

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Semiannual Report 2014

Columbia Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR233_07_D01_(03/14)

Semiannual Report

January 31, 2014

CMG Ultra Short Term Bond Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

CMG Ultra Short Term Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	21
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

CMG Ultra Short Term Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  CMG Ultra Short Term Bond Fund (the Fund) returned 0.33% for the six months ended January 31, 2014.

>  The Fund outperformed its benchmark, the Barclays U.S. Short-Term Government/Corporate Index, which returned 0.11% during the same period.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	Life
CMG Ultra Short Term Bond Fund	03/08/04	0.33	0.43	1.53	1.93
Barclays U.S. Short-Term Government/Corporate Index		0.11	0.25	0.59	2.16	*

*From August 9, 2004.

The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a portfolio of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

CMG Ultra Short Term Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2014)
Asset-Backed Securities — Non Agency	17.3
Commercial Mortgage-Backed Securities — Agency	0.1
Commercial Mortgage-Backed Securities — Non-Agency	11.6
Corporate Bonds & Notes	48.3
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.8
Money Market Funds	4.9
Municipal Bonds	0.8
Residential Mortgage-Backed Securities — Agency	0.1
Residential Mortgage-Backed Securities — Non-Agency	0.2
U.S. Government & Agency Obligations	6.7
U.S. Treasury Obligations	8.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2014)
AAA rating	48.6
AA rating	11.2
A rating	25.4
BBB rating	14.7
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Leonard Aplet, CFA

Mary Werler, CFA

Semiannual Report 2014
3

CMG Ultra Short Term Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2013 – January 31, 2014

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)*		Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,003.30	1,023.95	1.26	1.28	0.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Portfolio from the underlying funds in which the Portfolio may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

CMG Ultra Short Term Bond Fund

Portfolio of Investments

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 49.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 3.3%
American Honda Finance Corp.(a)(b) Senior Unsecured 06/18/14	0.643%	10,000,000	10,009,873
American Honda Finance Corp.(b) Senior Unsecured 10/07/16	0.740%	7,000,000	7,048,335
Daimler Finance North America LLC(a)(b) 01/09/15	0.842%	8,000,000	8,015,788
Ford Motor Credit Co. LLC Senior Unsecured 01/15/15	3.875%	5,000,000	5,143,980
PACCAR Financial Corp. Senior Unsecured 06/05/15	1.050%	4,000,000	4,035,624
Toyota Motor Credit Corp. Senior Unsecured 07/17/15	0.875%	10,000,000	10,071,560
Toyota Motor Credit Corp.(b) Senior Unsecured 01/23/15	0.407%	5,000,000	5,008,405
Volkswagen International Finance NV(a)(b) 11/18/16	0.675%	15,000,000	14,995,794
Total			64,329,359
Banking 11.8%
American Express Co. Senior Unsecured 05/20/14	7.250%	5,000,000	5,101,345
American Express Credit Corp. Senior Unsecured(b) 07/29/16	0.746%	10,000,000	10,047,360
Australia & New Zealand Banking Group Ltd.(a)(b) Senior Unsecured 05/07/15	0.436%	7,500,000	7,509,563
01/10/17	0.620%	10,000,000	10,008,896
Bank of America Corp. Senior Unsecured 05/15/14	7.375%	7,500,000	7,642,162
Bank of Montreal Senior Unsecured(b) 07/15/16	0.759%	12,500,000	12,561,462
Bank of New York Mellon Corp. (The) Senior Unsecured(b) 10/23/15	0.467%	15,000,000	15,010,125
Bank of Nova Scotia Senior Unsecured 10/09/15	0.750%	5,000,000	5,015,865

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia(b) 01/14/15	0.492%	3,000,000	3,007,131
Bear Stearns Companies LLC (The) Senior Unsecured 11/15/14	5.700%	5,000,000	5,202,015
Capital One Financial Corp. Senior Unsecured 07/15/14	2.125%	2,000,000	2,014,612
Capital One Financial Corp.(b) Senior Unsecured 07/15/14	1.389%	10,000,000	10,036,190
Citigroup, Inc. Senior Unsecured 08/12/14	6.375%	7,721,000	7,955,263
08/07/15	2.250%	5,000,000	5,104,520
Citigroup, Inc.(b) Senior Unsecured 04/01/14	1.177%	142,000	142,181
Commonwealth Bank of Australia Senior Unsecured(a) 10/15/14	3.750%	5,000,000	5,115,000
Goldman Sachs Group, Inc. (The) Senior Unsecured 05/01/14	6.000%	9,000,000	9,118,125
JPMorgan Chase & Co. Senior Unsecured 06/01/14	4.650%	5,000,000	5,067,505
JPMorgan Chase & Co.(b) Senior Unsecured 04/23/15	0.687%	10,000,000	10,026,390
Morgan Stanley Senior Unsecured 01/26/15	4.100%	11,500,000	11,885,503
National Australia Bank Ltd. Senior Unsecured(a)(b) 04/11/14	0.962%	5,000,000	5,006,165
National Bank of Canada Bank Guaranteed 06/26/15	1.500%	5,000,000	5,068,056
PNC Funding Corp. Bank Guaranteed 05/19/14	3.000%	5,000,000	5,040,430
02/08/15	3.625%	10,000,000	10,316,030
Royal Bank of Canada Senior Unsecured(b) 12/16/15	0.463%	15,000,000	15,008,400
Toronto-Dominion Bank (The)(b) Senior Unsecured 11/06/15	0.436%	10,000,000	10,003,490
09/09/16	0.702%	7,500,000	7,521,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp Senior Unsecured 07/27/15	2.450%	5,000,000	5,139,806
US Bank NA Subordinated Notes(b) 10/14/14	0.522%	3,500,000	3,504,816
Wachovia Corp. Subordinated Notes 08/01/14	5.250%	5,000,000	5,107,810
Wells Fargo Bank NA Senior Unsecured 07/20/15	0.750%	10,000,000	10,049,430
Total			229,337,036
Construction Machinery 1.5%
Caterpillar Financial Services Corp. Senior Unsecured 04/01/14	1.650%	7,000,000	7,015,671
05/29/15	1.100%	3,000,000	3,026,769
Caterpillar Financial Services Corp.(b) Senior Unsecured 02/26/16	0.477%	4,990,000	5,001,432
John Deere Capital Corp. 12/15/16	1.050%	10,000,000	10,031,090
John Deere Capital Corp.(b) Senior Unsecured 04/25/14	0.389%	4,135,000	4,138,159
Total			29,213,121
Electric 2.9%
Consolidated Natural Gas Co. Senior Unsecured 03/01/14	5.000%	10,775,000	10,812,753
Dominion Gas Holdings LLC Senior Unsecured(a) 11/01/16	1.050%	10,000,000	9,987,620
Duke Energy Corp. Senior Unsecured 02/01/14	6.300%	6,675,000	6,675,971
Duke Energy Indiana, Inc. 1st Mortgage(b) 07/11/16	0.592%	3,500,000	3,501,057
NSTAR Electric Co. Senior Unsecured(b) 05/17/16	0.478%	6,975,000	6,965,584
National Rural Utilities Cooperative Finance Corp. Senior Unsecured(b) 11/23/16	0.537%	10,000,000	10,013,850
NextEra Energy Capital Holdings, Inc. 06/01/14	1.611%	3,765,000	3,778,098

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The) Senior Unsecured 09/15/15	2.375%	5,331,000	5,478,157
Total			57,213,090
Food and Beverage 3.2%
Anheuser-Busch InBev Finance, Inc. 01/27/17	1.125%	10,000,000	10,027,710
Anheuser-Busch InBev Finance, Inc.(b) 01/27/17	0.429%	5,000,000	5,002,990
Bacardi Ltd.(a) 04/01/14	7.450%	5,000,000	5,055,033
Campbell Soup Co. Senior Unsecured(b) 08/01/14	0.538%	9,000,000	9,007,470
ConAgra Foods, Inc. Senior Unsecured 01/25/16	1.300%	2,000,000	2,013,266
General Mills, Inc. Senior Unsecured 05/16/14	1.550%	1,375,000	1,379,777
General Mills, Inc.(b) Senior Unsecured 05/16/14	0.588%	4,000,000	4,002,976
01/29/16	0.536%	2,625,000	2,626,034
PepsiCo, Inc. 08/13/15	0.700%	7,000,000	7,016,989
PepsiCo, Inc.(b) Senior Notes 02/26/16	0.447%	3,275,000	3,275,049
SABMiller Holdings, Inc.(a) 01/15/15	1.850%	11,970,000	12,106,183
Total			61,513,477
Gas Distributors 0.5%
Sempra Energy Senior Unsecured 06/01/16	6.500%	4,400,000	4,948,667
Sempra Energy(b) Senior Unsecured 03/15/14	1.003%	5,000,000	5,004,194
Total			9,952,861
Gas Pipelines 1.0%
Enterprise Products Operating LLC 03/01/15	5.000%	3,435,000	3,598,190
Kinder Morgan Energy Partners LP Senior Unsecured 11/15/14	5.125%	5,000,000	5,177,665

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransCanada PipeLines Ltd. Senior Unsecured 03/02/15	0.875%	3,650,000	3,665,450
Williams Partners LP Senior Unsecured 02/15/15	3.800%	7,000,000	7,211,512
Total			19,652,817
Health Care 1.0%
Express Scripts Holding Co. 11/21/14	2.750%	8,000,000	8,141,800
McKesson Corp. Senior Unsecured 12/04/15	0.950%	12,080,000	12,099,751
Total			20,241,551
Healthcare Insurance 1.2%
UnitedHealth Group, Inc. Senior Unsecured 08/15/14	5.000%	7,500,000	7,685,355
UnitedHealth Group, Inc.(b) Senior Unsecured 08/28/14	0.362%	5,000,000	5,001,550
WellPoint, Inc. Senior Unsecured 12/15/14	5.000%	4,605,000	4,786,087
09/10/15	1.250%	5,000,000	5,044,420
Total			22,517,412
Independent Energy 1.6%
Canadian Natural Resources Ltd. Senior Unsecured 11/14/14	1.450%	11,231,000	11,312,326
Devon Energy Corp. Senior Unsecured(b) 12/15/15	0.694%	10,000,000	10,009,280
EnCana Holdings Finance Corp. 05/01/14	5.800%	10,000,000	10,126,790
Total			31,448,396
Integrated Energy 1.7%
BP Capital Markets PLC 12/05/14	1.700%	7,500,000	7,586,505
03/10/15	3.875%	5,065,000	5,254,664
Shell International Finance BV 11/15/16	0.900%	10,000,000	10,026,182
Total Capital International SA 01/10/17	1.000%	10,000,000	10,057,730
Total			32,925,081

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 2.9%
Genworth Financial, Inc. 06/15/14	5.750%	4,543,000	4,623,666
Hartford Financial Services Group, Inc. Senior Unsecured 03/30/15	4.000%	4,000,000	4,147,040
MetLife Institutional Funding II Secured(a)(b) 04/04/14	1.143%	5,000,000	5,007,660
Metropolitan Life Global Funding I Secured(a)(b) 07/15/16	0.769%	7,500,000	7,540,523
New York Life Global Funding(a)(b) Secured 06/18/14	0.363%	8,000,000	8,001,828
07/30/14	0.236%	10,000,000	10,002,460
Principal Life Global Funding II(a)(b) Senior Secured 07/09/14	0.867%	5,000,000	5,012,976
09/19/14	0.404%	5,000,000	5,000,044
Prudential Financial, Inc. Senior Unsecured 04/01/14	4.750%	7,500,000	7,551,300
Total			56,887,497
Media Cable 1.1%
DIRECTV Holdings LLC/Financing Co., Inc. 10/01/14	4.750%	6,390,000	6,567,067
02/15/16	3.125%	5,000,000	5,205,590
Time Warner Cable, Inc. 04/01/14	7.500%	8,900,000	8,997,608
Total			20,770,265
Media Non-Cable 0.9%
NBCUniversal Enterprise, Inc.(a)(b) 04/15/16	0.776%	5,625,000	5,642,013
NBC Universal Media LLC 04/30/15	3.650%	10,000,000	10,380,090
Thomson Reuters Corp. Senior Unsecured 05/23/16	0.875%	1,405,000	1,398,165
Total			17,420,268
Metals 0.7%
Rio Tinto Finance USA Ltd. 05/01/14	8.950%	5,000,000	5,100,075
Rio Tinto Finance USA PLC 03/20/15	1.125%	7,500,000	7,540,725
Total			12,640,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Diversified 1.0%
General Electric Capital Corp. Senior Unsecured 01/08/16	1.000%	10,000,000	10,064,990
General Electric Capital Corp.(b) Senior Unsecured 01/14/16	0.472%	10,000,000	10,005,850
Total			20,070,840
Oil Field Services 0.4%
Halliburton Co. Senior Unsecured 08/01/16	1.000%	7,500,000	7,546,095
Pharmaceuticals 1.9%
AbbVie, Inc. Senior Unsecured 11/06/15	1.200%	7,000,000	7,070,693
GlaxoSmithKline Capital, Inc. 03/18/16	0.700%	10,000,000	10,010,570
Johnson & Johnson Senior Unsecured 11/28/16	0.700%	10,000,000	9,994,520
Sanofi Senior Unsecured 09/30/14	1.200%	5,000,000	5,030,305
Sanofi(b) Senior Unsecured 03/28/14	0.557%	5,000,000	5,002,235
Total			37,108,323
Property & Casualty 2.0%
Allstate Corp. (The) Senior Unsecured 05/16/14	6.200%	6,775,000	6,885,026
Berkshire Hathaway Finance Corp.(b) 01/10/17	0.390%	10,000,000	10,005,975
Berkshire Hathaway, Inc. Senior Unsecured(b) 08/15/14	0.941%	10,000,000	10,038,060
Travelers Companies, Inc. (The) Senior Unsecured 06/20/16	6.250%	10,000,000	11,226,580
Total			38,155,641
Railroads 0.4%
Canadian National Railway Co. Senior Unsecured(b) 11/06/15	0.436%	6,820,000	6,824,760

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
REITs 1.6%
Boston Properties LP 04/15/15	5.625%	7,100,000	7,509,876
Kimco Realty Corp. Senior Unsecured 06/01/14	4.820%	12,125,000	12,287,960
Simon Property Group LP Senior Unsecured 06/15/15	5.100%	10,000,000	10,616,130
Total			30,413,966
Retailers 1.0%
CVS Caremark Corp. Senior Unsecured 12/05/16	1.200%	5,000,000	5,023,705
Target Corp. Senior Unsecured 07/18/14	1.125%	3,950,000	3,963,663
Wal-Mart Stores, Inc. Senior Unsecured 04/11/16	0.600%	4,480,000	4,486,057
Walgreen Co. Senior Unsecured(b) 03/13/14	0.744%	6,691,000	6,694,755
Total			20,168,180
Supranational 1.0%
Inter-American Development Bank Senior Unsecured(b) 02/11/16	0.200%	20,000,000	19,995,660
Technology 1.6%
Apple, Inc. Senior Unsecured 05/03/16	0.450%	5,000,000	4,984,450
Apple, Inc.(b) Senior Unsecured 05/03/16	0.288%	8,750,000	8,748,040
Hewlett-Packard Co. Senior Unsecured(b) 05/30/14	0.638%	10,000,000	10,007,460
International Business Machines Corp. Senior Unsecured 05/06/16	0.450%	5,000,000	4,974,370
Xerox Corp. Senior Unsecured(b) 05/16/14	1.058%	3,000,000	3,004,395
Total			31,718,715

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a) 05/01/15	5.600%	5,000,000	5,294,590
Wireless 0.3%
Rogers Communications, Inc. 03/15/14	5.500%	6,000,000	6,034,255
Wirelines 2.3%
AT&T, Inc. Senior Unsecured 02/13/15	0.875%	5,000,000	5,011,900
AT&T, Inc.(b) Senior Unsecured 02/12/16	0.624%	10,625,000	10,617,669
BellSouth Corp. Senior Unsecured 09/15/14	5.200%	4,700,000	4,834,566
Telefonica Emisiones SAU 01/15/15	4.949%	11,352,000	11,763,408
Verizon Communications, Inc. Senior Unsecured 11/02/15	0.700%	6,500,000	6,487,918
Verizon Communications, Inc.(b) Senior Unsecured 09/15/16	1.773%	5,000,000	5,147,580
Total			43,863,041
Total Corporate Bonds & Notes (Cost: $950,992,130)			953,257,097
Residential Mortgage-Backed Securities — Agency 0.1%
Federal Home Loan Mortgage Corp.(b)(c) 02/01/36	2.427%	249,503	266,450
Federal National Mortgage Association(b)(c) 03/01/34	3.005%	153,430	161,982
Federal National Mortgage Association(c) CMO Series 2011-18 Class EM 06/25/37	4.000%	2,098,160	2,161,178
Total Residential Mortgage-Backed Securities — Agency (Cost: $2,569,066)			2,589,610

Residential Mortgage-Backed Securities —
Non-Agency 0.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)(b)(c) CMO Series 2010-15R Class 5A6 11/26/35	0.518%	2,268,226	2,266,193
CMO Series 2010-1R Class 21A1 01/27/36	2.614%	429,138	426,395
JPMorgan Resecuritization Trust CMO Series 2010-1 Class 1A1(a)(c) 02/26/37	6.000%	614,091	623,952
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5(a)(b)(c) 05/26/47	0.288%	1,547,272	1,534,275
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $4,849,482)			4,850,815
Commercial Mortgage-Backed Securities — Agency 0.1%
Government National Mortgage Association Series 2010-141 Class A(c) 08/16/31	1.864%	1,431,397	1,436,890
Total Commercial Mortgage-Backed Securities — Agency (Cost: $1,450,190)			1,436,890
Commercial Mortgage-Backed Securities — Non-Agency 11.8%
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A5(b)(c) 06/10/39	5.357%	9,927,776	9,963,446
Banc of America Merrill Lynch Commercial Mortgage, Inc.(b)(c) Series 2005-1 Class A5 11/10/42	5.266%	5,853,000	6,043,515
Series 2005-4 Class A5B 07/10/45	4.997%	9,100,000	9,597,397
Bear Stearns Commercial Mortgage Securities Trust(b)(c) Series 2004-PWR5 Class A5 07/11/42	4.978%	9,453,917	9,592,871
Bear Stearns Commercial Mortgage Securities Trust(c) Series 2005-PWR8 Class A4 06/11/41	4.674%	9,622,185	9,994,737
Bear Stearns Commercial Mortgage Securities(b)(c) Series 2004-T16 Class A6 02/13/46	4.750%	13,480,171	13,739,435
Series 2005-T18 Class A4 02/13/42	4.933%	9,448,800	9,768,169
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB(c) 05/15/43	4.755%	975,165	983,866

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A5(b)(c) 07/10/37	5.436%	7,121,448	7,153,808
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5 Class A4(c) 11/15/37	4.829%	4,267,976	4,349,128
DBRR Trust Series 2012-EZ1 Class A(a)(c) 09/25/45	0.946%	1,765,458	1,765,644
GS Mortgage Securities Corp. II(b)(c) Series 2004-GG2 Class A6 08/10/38	5.396%	4,901,060	4,920,986
GS Mortgage Securities Corp. II(c) Series 2005-GG4 Class A4A 07/10/39	4.751%	15,519,741	16,052,161
Greenwich Capital Commercial Funding Corp.(b)(c) Series 2004-GG1 Class A7 06/10/36	5.317%	1,701,139	1,706,409
Series 2005-GG3 Class A4 08/10/42	4.799%	13,205,000	13,511,871
JPMorgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thru Series 2004-C2 Class A3(b)(c) 05/15/41	5.197%	1,472,630	1,474,037
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A4(b)(c) 08/12/37	5.335%	17,791,375	18,454,585
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB12 Class A4(c) 09/12/37	4.895%	9,520,000	9,947,496
LB-UBS Commercial Mortgage Trust(b)(c) Series 2004-C6 Class A6 08/15/29	5.020%	4,167,224	4,207,829
Series 2005-C7 Class A4 11/15/30	5.197%	7,935,000	8,354,309
LB-UBS Commercial Mortgage Trust(c) Series 2004-C1 Class A4 01/15/31	4.568%	1,648,167	1,682,676
Series 2005-C3 Class A5 07/15/30	4.739%	14,387,908	14,928,031
Merrill Lynch Mortgage Trust(b)(c) Series 2004-BPC1 Class A5 10/12/41	4.855%	8,219,226	8,326,215
Series 2005-CKI1 Class A6 11/12/37	5.282%	12,598,754	13,333,072
VFC LLC Series 2013-1 Class A(a)(c) 03/20/26	3.130%	1,398,520	1,411,133
Wachovia Bank Commercial Mortgage Trust(b)(c) Series 2004-C14 Class A4 08/15/41	5.088%	5,433,102	5,500,315

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-C17 Class A4 03/15/42	5.083%	14,943,897	15,373,086
Series 2006-C24 Class A1A 03/15/45	5.557%	6,426,177	6,938,221
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $234,497,503)			229,074,448
Asset-Backed Securities — Non-Agency 17.6%
ARI Fleet Lease Trust Series 2013-A Class A2(a) 12/15/15	0.700%	7,000,000	6,996,872
Ally Auto Receivables Trust Series 2012-SN1 Class A2 12/22/14	0.510%	1,795,310	1,795,670
Series 2013-1 Class A2 10/15/15	0.460%	6,372,326	6,375,201
Ally Master Owner Trust Series 2011-4 Class A2 09/15/16	1.540%	5,110,000	5,138,403
Ally Master Owner Trust(b) Series 2013-1 Class A1 02/15/18	0.610%	7,500,000	7,504,141
Series 2013-3 Class A 09/15/18	0.680%	5,000,000	5,002,000
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2 11/08/16	0.530%	8,058,708	8,061,165
American Credit Acceptance Receivables Trust(a) Series 2013-1 Class A 04/16/18	1.450%	3,176,793	3,191,702
Series 2013-2 Class A 02/15/17	1.320%	3,788,463	3,796,827
Series 2014-1 Class A 03/12/18	1.140%	4,000,000	4,000,347
BMW Vehicle Owner Trust Series 2011-A Class A3 08/25/15	0.760%	1,128,676	1,129,937
CNH Equipment Trust Series 2011-B Class A3 08/15/16	0.910%	1,176,025	1,178,056
Cabela's Master Credit Card Trust Series 2010-1A Class A2(a)(b) 01/16/18	1.610%	7,530,000	7,613,749
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A1 03/20/15	0.470%	8,300,000	8,300,487
Chesapeake Funding LLC Series 2012-1A Class A(a)(b) 11/07/23	0.915%	3,542,992	3,555,996

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust Series 2014-1A Class A(a) 07/17/17	0.660%	6,000,000	5,999,875
Enterprise Fleet Financing LLC(a) Series 2011-2 Class A2 10/20/16	1.430%	245,138	245,233
Series 2012-2 Class A2 04/20/18	0.720%	1,839,140	1,840,914
Ford Credit Auto Lease Trust Series 2013-A Class A2 05/15/15	0.460%	6,737,033	6,739,078
Ford Credit Auto Owner Trust Series 2012-C Class A2 04/15/15	0.470%	67,585	67,588
Series 2012-D Class A2 09/15/15	0.400%	1,657,992	1,660,085
Series 2014-A Class A2 11/15/16	0.480%	8,000,000	7,999,205
Ford Credit Floorplan Master Owner Trust(a) Series 2010-3 Class A1 02/15/17	4.200%	19,225,000	19,951,878
Ford Credit Floorplan Master Owner Trust(b) Series 2013-5 Class A2 09/15/18	0.630%	8,000,000	7,999,999
GE Capital Credit Card Master Note Trust Series 2012-4 Class A(b) 06/15/18	0.460%	5,000,000	4,998,685
GE Equipment Midticket LLC Series 2012-1 Class A2 01/22/15	0.470%	1,174,356	1,174,232
Series 2013-1 Class A2 03/22/16	0.640%	3,000,000	3,000,275
GE Equipment Small Ticket LLC(a) Series 2012-1A Class A2 11/21/14	0.850%	996,139	996,371
Series 2013-1A Class A2 01/25/16	0.730%	5,000,000	5,003,806
GE Equipment Transportation LLC Series 2013-1 Class A2 11/24/15	0.500%	4,746,570	4,744,380
Series 2013-2 Class A2 06/24/16	0.610%	6,250,000	6,248,140
GreatAmerica Leasing Receivables Funding LLC Series 2013-1 Class A2(a) 05/15/15	0.610%	5,980,197	5,987,018
Honda Auto Receivables Owner Trust Series 2012-4 Class A2 04/20/15	0.400%	4,778,354	4,778,800
Series 2013-3 Class A3 01/15/16	0.540%	12,000,000	12,010,165

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2(a) 09/15/15	0.510%	8,831,203	8,836,798
Hyundai Auto Receivables Trust Series 2013-B Class A2 03/15/16	0.530%	15,000,000	15,015,576
John Deere Owner Trust Series 2012-B Class A2 02/17/15	0.430%	1,456,212	1,456,264
Series 2013-A Class A2 09/15/15	0.410%	4,600,064	4,600,146
M&T Bank Auto Receivables Trust Series 2013-1A Class A2(a) 02/16/16	0.660%	6,500,000	6,503,009
MMAF Equipment Finance LLC Series 2013-AA Class A2(a) 05/09/16	0.690%	7,600,000	7,603,544
Mercedes-Benz Auto Lease Trust Series 2012-A Class A3 11/17/14	0.880%	3,477,719	3,479,847
Mercedes-Benz Master Owner Trust Series 2012-BA Class A(a)(b) 11/15/16	0.430%	6,015,000	6,014,524
Nations Equipment Finance Funding I LLC Series 2013-1A Class A(a) 11/20/16	1.697%	3,554,697	3,554,697
Navitas Equipment Receivables LLC Series 2013-1 Class A(a) 11/15/16	1.950%	3,439,434	3,439,582
Nissan Auto Lease Trust Series 2013-B Class A2A 01/15/16	0.570%	10,000,000	10,007,026
Nissan Auto Receivables Owner Trust Series 2012-B Class A2 04/15/15	0.390%	1,313,046	1,313,411
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1(b) 10/01/18	0.747%	88,612	88,635
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2(a) 02/23/15	0.440%	127,218	127,227
Prestige Auto Receivables Trust Series 2013-1A Class A2(a) 02/15/18	1.090%	4,049,885	4,055,416
SLM Private Education Loan Trust Series 2013-A Class A1(a)(b) 08/15/22	0.760%	3,671,330	3,667,052
SLM Student Loan Trust(a)(b) Series 2011-A Class A1 10/15/24	1.160%	1,284,808	1,290,779

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011-B Class A1 12/16/24	1.010%	2,728,982	2,736,806
Series 2012-B Class A1 12/15/21	1.260%	994,737	999,155
SLM Student Loan Trust(b) Series 2006-1 Class A4 07/25/19	0.329%	12,861,408	12,817,666
Series 2012-6 Class A1 02/27/17	0.318%	1,132,723	1,132,606
Series 2012-7 Class A1 02/27/17	0.318%	4,100,721	4,099,880
Series 2013-1 Class A1 02/27/17	0.308%	5,083,341	5,081,195
SMART Trust Series 2012-4US Class A2A 06/14/15	0.670%	5,244,285	5,244,496
Series 2013-1US Class A2A 05/14/15	0.580%	5,308,258	5,307,213
SMART Trust(b) Series 2012-4US Class A3B 03/14/17	0.710%	4,000,000	3,998,442
Santander Drive Auto Receivables Trust Series 2013-2 Class A2 03/15/16	0.470%	3,181,013	3,181,196
Series 2013-4 Class A2 09/15/16	0.890%	4,299,243	4,305,925
Series 2014-1 Class A2A 06/15/17	0.660%	10,000,000	10,000,538
Silverleaf Finance VII LLC Series 2010-A Class A(a) 07/15/22	5.360%	665,342	692,054
Utah State Board of Regents Series 2011-1 Class A1(b) 05/01/23	0.738%	1,128,165	1,129,429
Volkswagen Auto Lease Trust Series 2013-A Class A2A 12/21/15	0.630%	7,000,000	7,010,475
Volvo Financial Equipment LLC Series 2013-1A Class A2(a) 11/16/15	0.530%	9,702,952	9,698,173
World Omni Master Owner Trust Series 2013-1 Class A(a)(b) 02/15/18	0.510%	8,070,000	8,068,831
Total Asset-Backed Securities — Non-Agency (Cost: $341,583,931)			341,643,893
Inflation-Indexed Bonds 0.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.8%
U.S. Treasury Inflation-Indexed Bond 04/15/14	1.250%	15,665,850	15,750,305
Total Inflation-Indexed Bonds (Cost: $15,737,018)			15,750,305
U.S. Treasury Obligations 8.8%
U.S. Treasury 02/28/14	0.250%	30,000,000	30,003,759
10/31/14	0.250%	10,000,000	10,009,380
01/31/15	0.250%	30,000,000	30,030,480
03/15/15	0.375%	27,000,000	27,061,182
04/30/15	0.125%	25,000,000	24,985,350
05/31/15	0.250%	10,000,000	10,007,813
10/15/15	0.250%	14,500,000	14,495,476
12/31/15	0.250%	10,000,000	9,988,670
06/15/16	0.500%	15,000,000	15,012,538
Total U.S. Treasury Obligations (Cost: $171,280,960)			171,594,648
U.S. Government & Agency Obligations 6.8%
Federal Farm Credit Banks(b) 03/24/15	0.220%	15,000,000	15,019,920
10/26/15	0.188%	20,000,000	20,014,620
10/26/15	0.208%	35,000,000	35,037,660
02/24/16	0.208%	35,000,000	35,034,965
Federal National Mortgage Association 10/26/15	1.625%	10,000,000	10,224,440
Federal National Mortgage Association(b) 01/20/15	0.167%	10,000,000	10,006,310
08/26/16	0.178%	6,000,000	5,999,592
Total U.S. Government & Agency Obligations (Cost: $131,196,042)			131,337,507
Foreign Government Obligations 0.5%
Canada 0.5%
Province of Nova Scotia Senior Unsecured 07/21/15	2.375%	10,000,000	10,275,700
Total Foreign Government Obligations (Cost: $10,273,062)			10,275,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Municipal Bonds 0.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1(b) 07/01/41	0.738%	5,000,000	5,000,200
Florida 0.2%
Citizens Property Insurance Corp. Revenue Bonds Personal & Commercial Lines Series 2012(b) 06/01/15	1.290%	5,000,000	5,046,000
Louisiana 0.1%
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012 01/15/15	1.239%	1,000,000	1,006,840

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 0.3%
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A 06/15/14	5.000%	5,000,000	5,088,600
Total Municipal Bonds (Cost: $16,074,850)			16,141,640

Money Market Funds 5.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.077%(d)(e)	96,457,509	96,457,509
Total Money Market Funds (Cost: $96,457,509)		96,457,509
Total Investments (Cost: $1,976,961,743)		1,974,410,062
Other Assets & Liabilities, Net		(32,416,935)
Net Assets		1,941,993,127

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $283,807,836 or 14.61% of net assets.

(b)  Variable rate security.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  The rate shown is the seven-day current annualized yield at January 31, 2014.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	44,972,196	579,874,700	(528,389,387)	96,457,509	53,207	96,457,509

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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14

CMG Ultra Short Term Bond Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	953,257,097	—	953,257,097
Residential Mortgage-Backed Securities — Agency	—	2,589,610	—	2,589,610
Residential Mortgage-Backed Securities — Non-Agency	—	4,850,815	—	4,850,815
Commercial Mortgage-Backed Securities — Agency	—	1,436,890	—	1,436,890
Commercial Mortgage-Backed Securities — Non-Agency	—	227,308,804	1,765,644	229,074,448
Asset-Backed Securities — Non-Agency	—	338,089,196	3,554,697	341,643,893
Inflation-Indexed Bonds	—	15,750,305	—	15,750,305
U.S. Treasury Obligations	171,594,648	—	—	171,594,648
U.S. Government & Agency Obligations	—	131,337,507	—	131,337,507
Foreign Government Obligations	—	10,275,700	—	10,275,700
Municipal Bonds	—	16,141,640	—	16,141,640
Total Bonds	171,594,648	1,701,037,564	5,320,341	1,877,952,553
Mutual Funds
Money Market Funds	96,457,509	—	—	96,457,509
Total Mutual Funds	96,457,509	—	—	96,457,509
Total	268,052,157	1,701,037,564	5,320,341	1,974,410,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

CMG Ultra Short Term Bond Fund

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,880,504,234)	$1,877,952,553
Affiliated issuers (identified cost $96,457,509)	96,457,509
Total investments (identified cost $1,976,961,743)	1,974,410,062
Cash	25,119
Receivable for:
Investments sold	689
Capital shares sold	2,656,982
Dividends	8,114
Interest	6,236,605
Expense reimbursement due from Investment Manager	422
Trustees' deferred compensation plan	42,670
Other assets	7,068
Total assets	1,983,387,731
Liabilities
Payable for:
Investments purchased	4,954,532
Capital shares purchased	35,894,333
Dividend distributions to shareholders	473,642
Investment management fees	13,508
Other expenses	15,919
Trustees' deferred compensation plan	42,670
Total liabilities	41,394,604
Net assets applicable to outstanding capital stock	$1,941,993,127
Represented by
Paid-in capital	$1,972,319,033
Excess of distributions over net investment income	(1,006,876)
Accumulated net realized loss	(26,767,349)
Unrealized appreciation (depreciation) on:
Investments	(2,551,681)
Total — representing net assets applicable to outstanding capital stock	$1,941,993,127
Shares outstanding	215,863,034
Net asset value per share	$9.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

CMG Ultra Short Term Bond Fund

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$53,207
Interest	5,663,041
Total income	5,716,248
Expenses:
Investment management fees	2,343,982
Compensation of board members	30,293
Professional fees	45,172
Total expenses	2,419,447
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(75,465)
Total net expenses	2,343,982
Net investment income	3,372,266
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	454,616
Net realized gain	454,616
Net change in unrealized appreciation (depreciation) on:
Investments	1,803,950
Net change in unrealized appreciation (depreciation)	1,803,950
Net realized and unrealized gain	2,258,566
Net increase in net assets resulting from operations	$5,630,832

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

CMG Ultra Short Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations
Net investment income	$3,372,266	$13,004,104
Net realized gain	454,616	1,740,674
Net change in unrealized appreciation (depreciation)	1,803,950	(6,512,820)
Net increase in net assets resulting from operations	5,630,832	8,231,958
Distributions to shareholders
Net investment income	(3,990,461)	(13,004,354)
Total distributions to shareholders	(3,990,461)	(13,004,354)
Increase (decrease) in net assets from capital stock activity	103,896,994	475,436,196
Total increase in net assets	105,537,365	470,663,800
Net assets at beginning of period	1,836,455,762	1,365,791,962
Net assets at end of period	$1,941,993,127	$1,836,455,762
Excess of distributions over net investment income	$(1,006,876)	$(388,681)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

CMG Ultra Short Term Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	88,612,302	796,639,029	236,353,132	2,128,906,967
Distributions reinvested	18,555	166,837	52,716	474,857
Redemptions	(77,068,869)	(692,908,872)	(183,652,614)	(1,653,945,628)
Total increase	11,561,988	103,896,994	52,753,234	475,436,196
Total net increase	11,561,988	103,896,994	52,753,234	475,436,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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CMG Ultra Short Term Bond Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2014		Year Ended July 31,
	(Unaudited)		2013	2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$8.99		$9.01	$9.02	$9.10		$9.16		$9.29
Income from investment operations
Net investment income (loss)	0.02		0.07	0.08	0.13		0.13		0.26
Net realized and unrealized gain (loss)	0.01		(0.02)	0.00 (a)	0.00	(a)	0.06		(0.07)
Total from investment operations	0.03		0.05	0.08	0.13		0.19		0.19
Less distributions to shareholders from:
Net investment income	(0.02)		(0.07)	(0.09)	(0.21)		(0.25)		(0.32)
Total distributions to shareholders	(0.02)		(0.07)	(0.09)	(0.21)		(0.25)		(0.32)
Net asset value, end of period	$9.00		$8.99	$9.01	$9.02		$9.10		$9.16
Total return	0.33%		0.55%	0.93%	1.45%		2.10	%(b)	2.16%
Ratios to average net assets(c)
Total gross expenses	0.26	%(d)	0.26%	0.26%	0.26	%(e)	0.26	%(e)	0.29	%(e)
Total net expenses(f)	0.25	%(d)	0.25%	0.25%	0.25	%(e)	0.25	%(e)	0.25	%(e)
Net investment income	0.36	%(d)	0.76%	0.93%	1.39%		1.38%		2.82%
Supplemental data
Net assets, end of period (in thousands)	$1,941,993		$1,836,456	$1,365,792	$968,267		$1,205,473		$338,239
Portfolio turnover	33%		67%	66%	51%		90%		103%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased the total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

CMG Ultra Short Term Bond Fund

Notes to Financial Statements

January 31, 2014 (Unaudited)

Note 1. Organization

CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional entities, including corporations, partnerships, trusts, foundations, endowments, affiliated funds, government entities or other similar organizations, and to certain qualifying advisory clients of Bank of America. Please see the Fund's prospectus for further details, including applicable investment minimums.

Fund Shares

The Trust may issue an unlimited number of shares (without par value), which are offered continuously at net asset value.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Dividend income is recorded on the ex-dividend date.

Semiannual Report 2014
21

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Fund's investment management fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all operating costs and expenses of the Fund (other than the expenses described below or in the Fund's prospectus), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund pays the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.25% of the Fund's average net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund Administrator does not receive a fee for its administration and accounting services under the Administrative Services Agreement.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, is charged its pro-rata share of the expenses associated with the Chief Compliance Officer. The expenses of the Chief Compliance Officer charged to the Fund are payable by the Investment Manager.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent fees for the Fund are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses

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CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

(excluding certain fees and expenses described below), through November 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.25% of the Fund's average daily net assets.

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2014, the cost of investments for federal income tax purposes was approximately $1,976,962,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,221,000
Unrealized depreciation	(5,773,000)
Net unrealized depreciation	$(2,552,000)

The following capital loss carryforward, determined as of July 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2014	627,248
2015	685,751
2016	213,699
2017	2,249,159
2018	1,023,617
2019	11,369,928
Unlimited short-term	4,155,779
Unlimited long-term	6,893,439
Total	27,218,620

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $664,903,946 and $575,015,947, respectively, for the six months ended January 31, 2014, of which $90,966,559 and $10,103,440, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2014, one unaffiliated shareholder account owned 95.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal

Semiannual Report 2014
23

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended January 31, 2014.

Note 9. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

Semiannual Report 2014
24

CMG Ultra Short Term Bond Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2014
28

CMG Ultra Short Term Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

CMG Ultra Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR103_07_D01_(03/14)

Semiannual Report

January 31, 2014

Columbia Large Cap Growth Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Large Cap Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	31
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Growth Fund (the Fund) Class A shares returned 9.32% excluding sales charges for the six-month period that ended January 31, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 10.15% for the same six-month period.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		9.32	20.63	19.50	6.79
Including sales charges		3.02	13.68	18.10	6.16
Class B	11/01/98
Excluding sales charges		8.92	19.73	18.59	5.99
Including sales charges		3.92	14.73	18.38	5.99
Class C	11/18/02
Excluding sales charges		8.91	19.71	18.58	5.98
Including sales charges		7.91	18.71	18.58	5.98
Class E*	09/22/06
Excluding sales charges		9.27	20.51	19.36	6.68
Including sales charges		4.35	15.10	18.26	6.20
Class F*	09/22/06
Excluding sales charges		8.88	19.69	18.60	5.99
Including sales charges		3.88	14.69	18.39	5.99
Class I*	09/27/10	9.58	21.16	19.95	7.13
Class K*	03/07/11	9.38	20.76	19.66	6.94
Class R*	09/27/10	9.18	20.29	19.16	6.48
Class R4*	11/08/12	9.44	20.91	19.77	7.05
Class R5*	03/07/11	9.51	21.09	19.90	7.11
Class T	12/14/90
Excluding sales charges		9.26	20.52	19.42	6.73
Including sales charges		2.99	13.58	18.02	6.10
Class W*	09/27/10	9.32	20.63	19.52	6.83
Class Y*	07/15/09	9.58	21.16	19.99	7.15
Class Z	12/14/90	9.46	20.91	19.77	7.05
Russell 1000 Growth Index		10.15	24.35	20.88	7.30

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class E are shown with and without the maximum initial sales charge of 4.50%. Returns for Class B and Class F are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at January 31, 2014)
Google, Inc., Class A	5.1
Gilead Sciences, Inc.	3.5
Apple, Inc.	3.2
Amazon.com, Inc.	2.4
QUALCOMM, Inc.	2.2
Microsoft Corp.	2.1
Visa, Inc., Class A	2.1
Facebook, Inc., Class A	1.9
Salesforce.com, Inc.	1.9
Monsanto Co.	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2014)
Common Stocks	98.7
Consumer Discretionary	19.4
Consumer Staples	7.4
Energy	4.2
Financials	5.5
Health Care	17.0
Industrials	12.2
Information Technology	28.3
Materials	4.0
Telecommunication Services	0.7
Money Market Funds	1.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Large Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,093.20	1,019.46	6.01	5.80	1.14
Class B	1,000.00	1,000.00	1,089.20	1,015.68	9.95	9.60	1.89
Class C	1,000.00	1,000.00	1,089.10	1,015.68	9.95	9.60	1.89
Class E	1,000.00	1,000.00	1,092.70	1,018.95	6.54	6.31	1.24
Class F	1,000.00	1,000.00	1,088.80	1,015.68	9.95	9.60	1.89
Class I	1,000.00	1,000.00	1,095.80	1,021.68	3.70	3.57	0.70
Class K	1,000.00	1,000.00	1,093.80	1,020.16	5.28	5.09	1.00
Class R	1,000.00	1,000.00	1,091.80	1,018.20	7.33	7.07	1.39
Class R4	1,000.00	1,000.00	1,094.40	1,020.72	4.70	4.53	0.89
Class R5	1,000.00	1,000.00	1,095.10	1,021.37	4.01	3.87	0.76
Class T	1,000.00	1,000.00	1,092.60	1,019.21	6.28	6.06	1.19
Class W	1,000.00	1,000.00	1,093.20	1,019.36	6.12	5.90	1.16
Class Y	1,000.00	1,000.00	1,095.80	1,021.68	3.70	3.57	0.70
Class Z	1,000.00	1,000.00	1,094.60	1,020.72	4.70	4.53	0.89

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Large Cap Growth Fund

Portfolio of Investments

January 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
Consumer Discretionary 19.4%
Auto Components 1.2%
Delphi Automotive PLC	563,600	34,317,604
Hotels, Restaurants & Leisure 2.9%
Las Vegas Sands Corp.	438,300	33,538,716
Starwood Hotels & Resorts Worldwide, Inc.	707,900	52,887,209
Total		86,425,925
Household Durables 1.1%
Mohawk Industries, Inc.(a)	231,200	32,872,016
Internet & Catalog Retail 4.5%
Amazon.com, Inc.(a)	194,185	69,652,218
Netflix, Inc.(a)	38,400	15,718,272
priceline.com, Inc.(a)	44,300	50,718,627
Total		136,089,117
Media 4.3%
DISH Network Corp., Class A(a)	804,400	45,352,072
Time Warner Cable, Inc.	345,700	46,071,439
Twenty-First Century Fox, Inc., Class A	1,163,700	37,028,934
Total		128,452,445
Specialty Retail 3.0%
Lowe's Companies, Inc.	764,800	35,402,592
O'Reilly Automotive, Inc.(a)	219,900	28,802,502
Williams-Sonoma, Inc.	443,300	24,168,716
Total		88,373,810
Textiles, Apparel & Luxury Goods 2.4%
Nike, Inc., Class B	301,400	21,956,990
VF Corp.	875,000	51,143,750
Total		73,100,740
Total Consumer Discretionary		579,631,657
Consumer Staples 7.4%
Beverages 4.4%
Anheuser-Busch InBev NV, ADR	398,700	38,231,343
Coca-Cola Enterprises, Inc.	933,500	40,411,215
PepsiCo, Inc.	664,900	53,431,364
Total		132,073,922
Food & Staples Retailing 1.7%
Walgreen Co.	868,500	49,808,475

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 1.3%
Estee Lauder Companies, Inc. (The), Class A	591,900	40,687,206
Total Consumer Staples		222,569,603
Energy 4.1%
Energy Equipment & Services 2.8%
Halliburton Co.	693,400	33,983,534
Schlumberger Ltd.	573,200	50,195,124
Total		84,178,658
Oil, Gas & Consumable Fuels 1.3%
EOG Resources, Inc.	243,900	40,302,036
Kinder Morgan Management LLC(b)(c)	—	32
Total		40,302,068
Total Energy		124,480,726
Financials 5.5%
Capital Markets 2.0%
BlackRock, Inc.	117,400	35,275,178
Invesco Ltd.	688,600	22,895,950
Total		58,171,128
Commercial Banks 1.8%
Fifth Third Bancorp	1,155,600	24,290,712
Wells Fargo & Co.	645,400	29,262,436
Total		53,553,148
Diversified Financial Services 1.2%
Citigroup, Inc.	783,700	37,170,891
Real Estate Investment Trusts (REITs) 0.5%
Simon Property Group, Inc.	99,000	15,329,160
Total Financials		164,224,327
Health Care 17.0%
Biotechnology 7.5%
Celgene Corp.(a)	248,500	37,754,605
Celldex Therapeutics, Inc.(a)	142,800	3,681,384
Cubist Pharmaceuticals, Inc.(a)	284,800	20,816,032
Gilead Sciences, Inc.(a)	1,292,600	104,248,190
Pharmacyclics, Inc.(a)	146,400	19,481,448
Vertex Pharmaceuticals, Inc.(a)	495,100	39,132,704
Total		225,114,363

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.2%
St. Jude Medical, Inc.	804,500	48,857,285
Zimmer Holdings, Inc.	500,000	46,985,000
Total		95,842,285
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	690,500	46,967,810
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	328,400	37,811,976
Pharmaceuticals 3.4%
AbbVie, Inc.	921,900	45,385,137
Bristol-Myers Squibb Co.	500,300	24,999,991
Johnson & Johnson	364,800	32,273,856
Total		102,658,984
Total Health Care		508,395,418
Industrials 12.2%
Aerospace & Defense 3.9%
Boeing Co. (The)	232,100	29,072,846
Honeywell International, Inc.	523,300	47,740,659
Raytheon Co.	425,100	40,414,257
Total		117,227,762
Commercial Services & Supplies 1.8%
Tyco International Ltd.	1,307,900	52,956,871
Electrical Equipment 2.8%
Eaton Corp. PLC	507,300	37,078,557
Rockwell Automation, Inc.	419,700	48,198,348
Total		85,276,905
Machinery 0.9%
Pall Corp.	321,100	25,720,110
Professional Services 1.0%
Nielsen Holdings NV	719,200	30,414,968
Road & Rail 1.8%
JB Hunt Transport Services, Inc.	378,500	28,406,425
Union Pacific Corp.	141,600	24,672,384
Total		53,078,809
Total Industrials		364,675,425
Information Technology 28.3%
Communications Equipment 2.2%
QUALCOMM, Inc.	887,980	65,905,876

Common Stocks (continued)

Issuer	Shares	Value ($)
Computers & Peripherals 4.6%
Apple, Inc.	188,066	94,145,840
EMC Corp.	1,546,610	37,489,826
Stratasys Ltd.(a)	44,945	5,418,569
Total		137,054,235
Internet Software & Services 9.1%
eBay, Inc.(a)	423,300	22,519,560
Facebook, Inc., Class A(a)	919,600	57,539,372
Google, Inc., Class A(a)	126,256	149,104,548
LinkedIn Corp., Class A(a)	146,600	31,549,786
Pandora Media, Inc.(a)	300,800	10,849,856
Total		271,563,122
IT Services 4.0%
Accenture PLC, Class A	516,700	41,273,996
MasterCard, Inc., Class A	227,100	17,186,928
Visa, Inc., Class A	286,500	61,720,695
Total		120,181,619
Semiconductors & Semiconductor Equipment 3.0%
Avago Technologies Ltd.	353,400	19,309,776
KLA-Tencor Corp.	638,000	39,217,860
NXP Semiconductor NV(a)	665,774	32,190,173
Total		90,717,809
Software 5.4%
CommVault Systems, Inc.(a)	196,700	13,586,069
Microsoft Corp.	1,648,800	62,407,080
Red Hat, Inc.(a)	490,100	27,690,650
Salesforce.com, Inc.(a)	948,600	57,418,758
Total		161,102,557
Total Information Technology		846,525,218
Materials 4.0%
Chemicals 4.0%
Celanese Corp., Class A	540,700	27,381,048
LyondellBasell Industries NV, Class A	467,800	36,843,928
Monsanto Co.	515,900	54,969,145
Total		119,194,121
Total Materials		119,194,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	455,400	21,868,308
Total Telecommunication Services		21,868,308
Total Common Stocks (Cost: $2,233,247,326)		2,951,564,803

Money Market Funds 1.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.077%(d)(e)	38,981,512	38,981,512
Total Money Market Funds (Cost: $38,981,512)		38,981,512
Total Investments (Cost: $2,272,228,838)		2,990,546,315
Other Assets & Liabilities, Net		3,536,758
Net Assets		2,994,083,073

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $32, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12/18/02 – 01/18/05	10

(c)  Represents fractional shares.

(d)  The rate shown is the seven-day current annualized yield at January 31, 2014.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,610,735	417,173,443	(413,802,666)	38,981,512	16,961	38,981,512

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements (continued)

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Large Cap Growth Fund

Portfolio of Investments (continued)

January 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	579,631,657	—	—	579,631,657
Consumer Staples	222,569,603	—	—	222,569,603
Energy	124,480,694	32	—	124,480,726
Financials	164,224,327	—	—	164,224,327
Health Care	508,395,418	—	—	508,395,418
Industrials	364,675,425	—	—	364,675,425
Information Technology	846,525,218	—	—	846,525,218
Materials	119,194,121	—	—	119,194,121
Telecommunication Services	21,868,308	—	—	21,868,308
Total Equity Securities	2,951,564,771	32	—	2,951,564,803
Mutual Funds
Money Market Funds	38,981,512	—	—	38,981,512
Total Mutual Funds	38,981,512	—	—	38,981,512
Total	2,990,546,283	32	—	2,990,546,315

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,233,247,326)	$2,951,564,803
Affiliated issuers (identified cost $38,981,512)	38,981,512
Total investments (identified cost $2,272,228,838)	2,990,546,315
Cash	7,037
Receivable for:
Investments sold	56,852,545
Capital shares sold	817,406
Dividends	1,532,407
Prepaid expenses	25,566
Trustees' deferred compensation plan	217,641
Other assets	102,556
Total assets	3,050,101,473
Liabilities
Payable for:
Investments purchased	52,362,120
Capital shares purchased	2,841,571
Investment management fees	51,053
Distribution and/or service fees	15,487
Transfer agent fees	254,619
Administration fees	4,337
Plan administration fees	1
Compensation of board members	5,030
Chief compliance officer expenses	47
Other expenses	266,494
Trustees' deferred compensation plan	217,641
Total liabilities	56,018,400
Net assets applicable to outstanding capital stock	$2,994,083,073
Represented by
Paid-in capital	$2,322,164,879
Excess of distributions over net investment income	(1,412,500)
Accumulated net realized loss	(44,986,783)
Unrealized appreciation (depreciation) on:
Investments	718,317,477
Total — representing net assets applicable to outstanding capital stock	$2,994,083,073

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

January 31, 2014 (Unaudited)

Class A
Net assets	$1,537,120,917
Shares outstanding	47,388,062
Net asset value per share	$32.44
Maximum offering price per share(a)	$34.42
Class B
Net assets	$30,062,980
Shares outstanding	1,032,091
Net asset value per share	$29.13
Class C
Net assets	$59,453,182
Shares outstanding	2,039,634
Net asset value per share	$29.15
Class E
Net assets	$15,143,771
Shares outstanding	467,554
Net asset value per share	$32.39
Maximum offering price per share(b)	$33.92
Class F
Net assets	$788,992
Shares outstanding	27,091
Net asset value per share	$29.12
Class I
Net assets	$186,583,113
Shares outstanding	5,615,707
Net asset value per share	$33.23
Class K
Net assets	$208,330
Shares outstanding	6,280
Net asset value per share	$33.17
Class R
Net assets	$1,679,804
Shares outstanding	51,844
Net asset value per share	$32.40
Class R4
Net assets	$236,885
Shares outstanding	7,019
Net asset value per share	$33.75
Class R5
Net assets	$100,959
Shares outstanding	3,041
Net asset value per share	$33.20

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

January 31, 2014 (Unaudited)

Class T
Net assets	$169,067,852
Shares outstanding	5,246,902
Net asset value per share	$32.22
Maximum offering price per share(a)	$34.19
Class W
Net assets	$122,436,965
Shares outstanding	3,770,888
Net asset value per share	$32.47
Class Y
Net assets	$3,142
Shares outstanding	95
Net asset value per share(c)	$33.24
Class Z
Net assets	$871,196,181
Shares outstanding	26,209,671
Net asset value per share	$33.24

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.50%.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Large Cap Growth Fund

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$19,070,750
Dividends — affiliated issuers	16,961
Interest	8,624
Foreign taxes withheld	(38,957)
Total income	19,057,378
Expenses:
Investment management fees	9,208,467
Distribution and/or service fees
Class A	1,911,370
Class B	164,019
Class C	285,907
Class E	26,633
Class F	4,381
Class R	4,221
Class T	252,109
Class W	81,600
Transfer agent fees
Class A	1,475,400
Class B	31,662
Class C	55,173
Class E	14,683
Class F	846
Class K	51
Class R	1,629
Class R4	121
Class R5	13
Class T	162,171
Class W	62,896
Class Z	852,683
Administration fees	780,814
Plan administration fees
Class K	255
Compensation of board members	42,936
Custodian fees	11,972
Printing and postage fees	170,100
Registration fees	87,346
Professional fees	57,188
Chief compliance officer expenses	441
Other	73,424
Total expenses	15,820,511
Net investment income	3,236,867
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	147,155,463
Options contracts written	107,422
Net realized gain	147,262,885
Net change in unrealized appreciation (depreciation) on:
Investments	111,437,145
Net change in unrealized appreciation (depreciation)	111,437,145
Net realized and unrealized gain	258,700,030
Net increase in net assets resulting from operations	$261,936,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013(a)
Operations
Net investment income	$3,236,867	$12,896,822
Net realized gain	147,262,885	317,153,297
Net change in unrealized appreciation (depreciation)	111,437,145	199,408,002
Net increase in net assets resulting from operations	261,936,897	529,458,121
Distributions to shareholders
Net investment income
Class A	(3,609,127)	(2,771,619)
Class E	(21,998)	(15,269)
Class I	(1,344,313)	(1,344,449)
Class K	(731)	(707)
Class R	(138)	—
Class R4	(1,016)	(10)
Class R5	(230)	(207)
Class T	(322,031)	(237,709)
Class W	(224,236)	(8)
Class Y	(25,513)	(70,654)
Class Z	(4,017,823)	(3,361,625)
Net realized gains
Class A	(74,009,629)	—
Class B	(1,710,706)	—
Class C	(3,086,077)	—
Class E	(735,060)	—
Class F	(47,690)	—
Class I	(10,207,426)	—
Class K	(9,725)	—
Class R	(83,179)	—
Class R4	(10,809)	—
Class R5	(1,881)	—
Class T	(8,185,082)	—
Class W	(5,984,855)	—
Class Y	(193,721)	—
Class Z	(41,898,356)	—
Total distributions to shareholders	(155,731,352)	(7,802,257)
Increase (decrease) in net assets from capital stock activity	88,645,566	(236,627,866)
Total increase in net assets	194,851,111	285,027,998
Net assets at beginning of period	2,799,231,962	2,514,203,964
Net assets at end of period	$2,994,083,073	$2,799,231,962
Undistributed (excess of distributions over) net investment income	$(1,412,500)	$4,917,789

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to July 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,023,142	33,257,666	2,414,373	68,351,193
Distributions reinvested	2,291,344	73,437,573	97,454	2,595,207
Redemptions	(2,644,218)	(85,998,092)	(7,099,434)	(199,146,343)
Net increase (decrease)	670,268	20,697,147	(4,587,607)	(128,199,943)
Class B shares
Subscriptions	16,941	501,142	37,690	954,545
Distributions reinvested	57,861	1,666,977	—	—
Redemptions(b)	(249,094)	(7,287,898)	(505,605)	(13,331,889)
Net decrease	(174,292)	(5,119,779)	(467,915)	(12,377,344)
Class C shares
Subscriptions	194,846	5,703,622	484,937	12,433,418
Distributions reinvested	85,987	2,479,009	—	—
Redemptions	(111,655)	(3,282,289)	(308,877)	(7,862,603)
Net increase	169,178	4,900,342	176,060	4,570,815
Class E shares
Subscriptions	5,168	168,338	784	21,520
Distributions reinvested	23,538	753,452	573	15,248
Redemptions	(37,325)	(1,201,782)	(49,897)	(1,405,873)
Net decrease	(8,619)	(279,992)	(48,540)	(1,369,105)
Class F shares
Subscriptions	3	100	2,314	60,100
Distributions reinvested	1,655	47,690	—	—
Redemptions	(4,973)	(146,241)	—	—
Net increase (decrease)	(3,315)	(98,451)	2,314	60,100
Class I shares
Subscriptions	9,848	328,869	134,218	3,681,806
Distributions reinvested	352,049	11,550,733	49,406	1,344,350
Redemptions	(1,629,031)	(55,260,646)	(1,055,617)	(30,793,864)
Net decrease	(1,267,134)	(43,381,044)	(871,993)	(25,767,708)
Class K shares
Subscriptions	—	—	1,303	36,092
Distributions reinvested	284	9,328	23	630
Redemptions	—	—	(158,086)	(4,468,117)
Net increase (decrease)	284	9,328	(156,760)	(4,431,395)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R shares
Subscriptions	6,119	199,332	46,971	1,324,547
Distributions reinvested	1,293	41,423	—	—
Redemptions	(8,243)	(262,466)	(22,658)	(641,584)
Net increase (decrease)	(831)	(21,711)	24,313	682,963
Class R4 shares
Subscriptions	7,379	255,863	1,023	32,500
Distributions reinvested	350	11,659	—	—
Redemptions	(1,733)	(59,773)	—	—
Net increase	5,996	207,749	1,023	32,500
Class R5 shares
Subscriptions	1,857	63,230	4,849	142,540
Distributions reinvested	49	1,602	6	156
Redemptions	—	—	(22,616)	(643,352)
Net increase (decrease)	1,906	64,832	(17,761)	(500,656)
Class T shares
Subscriptions	74,665	2,386,553	40,994	1,151,770
Distributions reinvested	198,350	6,315,462	6,609	174,938
Redemptions	(194,546)	(6,287,530)	(615,320)	(17,152,625)
Net increase (decrease)	78,469	2,414,485	(567,717)	(15,825,917)
Class W shares
Subscriptions	3,902,011	129,871,528	—	—
Distributions reinvested	193,544	6,208,888	—	—
Redemptions	(324,788)	(10,729,133)	—	—
Net increase	3,770,767	125,351,283	—	—
Class Y shares
Subscriptions	—	—	6,683	182,128
Redemptions	(119,342)	(4,069,377)	(436,718)	(12,423,891)
Net decrease	(119,342)	(4,069,377)	(430,035)	(12,241,763)
Class Z shares
Subscriptions	603,588	19,988,417	3,810,483	109,525,927
Distributions reinvested	884,148	29,026,585	77,634	2,114,748
Redemptions	(1,829,726)	(61,044,248)	(5,318,433)	(152,901,088)
Net decrease	(341,990)	(12,029,246)	(1,430,316)	(41,260,413)
Total net increase (decrease)	2,781,345	88,645,566	(8,374,934)	(236,627,866)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to July 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$31.25		$25.65		$20.84		$20.64		$18.77		$19.57		$26.76
Income from investment operations:
Net investment income (loss)	0.02		0.11		0.02		(0.01)		0.04		0.07		0.01
Net realized and unrealized gain (loss)	2.87		5.55		4.82		0.25	(b)	1.92		(0.86)		(5.40)
Total from investment operations	2.89		5.66		4.84		0.24		1.96		(0.79)		(5.39)
Less distributions to shareholders:
Net investment income	(0.08)		(0.06)		(0.03)		(0.04)		(0.09)		(0.02)		—
Net realized gains	(1.62)		—		—		—		—		—		(1.81)
Total distributions to shareholders	(1.70)		(0.06)		(0.03)		(0.04)		(0.09)		(0.02)		(1.81)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	0.01		0.01
Net asset value, end of period	$32.44		$31.25		$25.65		$20.84		$20.64		$18.77		$19.57
Total return	9.32%		22.09%		23.22%		1.16%		10.48%		(3.97%)		(21.73%)
Ratios to average net assets(d)
Total gross expenses	1.14	%(e)	1.18%		1.16	%(e)	1.15	%(f)	1.10	%(f)	1.13	%(f)	1.03%
Total net expenses(g)	1.14	%(e)	1.18	%(h)	1.16	%(e)(h)	1.14	%(f)(i)	1.10	%(f)(h)	1.13	%(f)(h)	1.02	%(i)
Net investment income (loss)	0.14	%(e)	0.40%		0.10	%(e)	(0.06%)		0.19%		0.43%		0.01%
Supplemental data
Net assets, end of period (in thousands)	$1,537,121		$1,459,893		$1,316,211		$1,187,715		$148,455		$145,825		$156,585
Portfolio turnover	40%		104%		80%		116%		122%		146%		164%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.25		$23.32		$19.04		$18.97		$17.30		$18.15		$25.12
Income from investment operations:
Net investment loss	(0.09)		(0.09)		(0.12)		(0.18)		(0.10)		(0.04)		(0.17)
Net realized and unrealized gain (loss)	2.59		5.02		4.40		0.25	(b)	1.77		(0.82)		(5.00)
Total from investment operations	2.50		4.93		4.28		0.07		1.67		(0.86)		(5.17)
Less distributions to shareholders:
Net realized gains	(1.62)		—		—		—		—		—		(1.81)
Total distributions to shareholders	(1.62)		—		—		—		—		—		(1.81)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	0.01		0.01
Net asset value, end of period	$29.13		$28.25		$23.32		$19.04		$18.97		$17.30		$18.15
Total return	8.92%		21.14%		22.48%		0.37%		9.65%		(4.68%)		(22.31%)
Ratios to average net assets(d)
Total gross expenses	1.89	%(e)	1.93%		1.91	%(e)	1.90	%(f)	1.85	%(f)	1.88	%(f)	1.78%
Total net expenses(g)	1.89	%(e)	1.93	%(h)	1.91	%(e)(h)	1.89	%(f)(i)	1.85	%(f)(h)	1.88	%(f)(h)	1.77	%(i)
Net investment loss	(0.60	%)(e)	(0.34%)		(0.64	%)(e)	(0.82%)		(0.56%)		(0.30%)		(0.77%)
Supplemental data
Net assets, end of period (in thousands)	$30,063		$34,085		$39,046		$49,290		$14,527		$24,951		$58,609
Portfolio turnover	40%		104%		80%		116%		122%		146%		164%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.27		$23.34		$19.06		$18.98		$17.31		$18.16		$25.14
Income from investment operations:
Net investment loss	(0.09)		(0.09)		(0.12)		(0.17)		(0.10)		(0.05)		(0.16)
Net realized and unrealized gain (loss)	2.59		5.02		4.40		0.25	(b)	1.77		(0.81)		(5.02)
Total from investment operations	2.50		4.93		4.28		0.08		1.67		(0.86)		(5.18)
Less distributions to shareholders:
Net realized gains	(1.62)		—		—		—		—		—		(1.81)
Total distributions to shareholders	(1.62)		—		—		—		—		—		(1.81)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	0.01		0.01
Net asset value, end of period	$29.15		$28.27		$23.34		$19.06		$18.98		$17.31		$18.16
Total return	8.91%		21.12%		22.46%		0.42%		9.65%		(4.68%)		(22.33%)
Ratios to average net assets(d)
Total gross expenses	1.89	%(e)	1.93%		1.91	%(e)	1.88	%(f)	1.85	%(f)	1.88	%(f)	1.78%
Total net expenses(g)	1.89	%(e)	1.93	%(h)	1.91	%(e)(h)	1.87	%(f)(i)	1.85	%(f)(h)	1.88	%(f)(h)	1.77	%(i)
Net investment loss	(0.62	%)(e)	(0.36%)		(0.65	%)(e)	(0.77%)		(0.55%)		(0.33%)		(0.75%)
Supplemental data
Net assets, end of period (in thousands)	$59,453		$52,885		$39,542		$36,860		$15,990		$17,283		$21,208
Portfolio turnover	40%		104%		80%		116%		122%		146%		164%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class E	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$31.19		$25.61		$20.80		$20.60		$18.73		$19.53		$26.74
Income from investment operations:
Net investment income (loss)	0.01		0.08		(0.00	)(b)	(0.02)		0.02		0.05		(0.02)
Net realized and unrealized gain (loss)	2.86		5.53		4.81		0.24	(c)	1.93		(0.86)		(5.39)
Total from investment operations	2.87		5.61		4.81		0.22		1.95		(0.81)		(5.41)
Less distributions to shareholders:
Net investment income	(0.05)		(0.03)		—		(0.02)		(0.08)		(0.00	)(b)	—
Net realized gains	(1.62)		—		—		—		—		—		(1.81)
Total distributions to shareholders	(1.67)		(0.03)		—		(0.02)		(0.08)		(0.00	)(b)	(1.81)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		0.00	(b)	0.01		0.01
Net asset value, end of period	$32.39		$31.19		$25.61		$20.80		$20.60		$18.73		$19.53
Total return	9.27%		21.93%		23.13%		1.07%		10.41%		(4.09%)		(21.82%)
Ratios to average net assets(d)
Total gross expenses	1.24	%(e)	1.28%		1.26	%(e)	1.20	%(f)	1.20	%(f)	1.23	%(f)	1.13%
Total net expenses(g)	1.24	%(e)	1.28	%(h)	1.26	%(e)(h)	1.19	%(f)(i)	1.20	%(f)(h)	1.23	%(f)(h)	1.12	%(i)
Net investment income (loss)	0.04	%(e)	0.30%		(0.00	)(b)(e)	(0.08%)		0.10%		0.33%		(0.09%)
Supplemental data
Net assets, end of period (in thousands)	$15,144		$14,853		$13,437		$11,784		$12,800		$13,144		$14,782
Portfolio Turnover	40%		104%		80%		116%		122%		146%		164%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class F	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$28.25		$23.32		$19.04		$18.96		$17.29		$18.14		$25.11
Income from investment operations:
Net investment loss	(0.09)		(0.09)		(0.12)		(0.16)		(0.10)		(0.05)		(0.18)
Net realized and unrealized gain (loss)	2.58		5.02		4.40		0.24	(b)	1.77		(0.81)		(4.99)
Total from investment operations	2.49		4.93		4.28		0.08		1.67		(0.86)		(5.17)
Less distributions to shareholders:
Net realized gains	(1.62)		—		—		—		—		—		(1.81)
Total distributions to shareholders	(1.62)		—		—		—		—		—		(1.81)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	0.01		0.01
Net asset value, end of period	$29.12		$28.25		$23.32		$19.04		$18.96		$17.29		$18.14
Total return	8.88%		21.14%		22.48%		0.42%		9.66%		(4.69%)		(22.31%)
Ratios to average net assets(d)
Total gross expenses	1.89	%(e)	1.93%		1.91	%(e)	1.85	%(f)	1.85	%(f)	1.88	%(f)	1.78%
Total net expenses(g)	1.89	%(e)	1.93	%(h)	1.91	%(e)(h)	1.84	%(f)(i)	1.85	%(f)(h)	1.88	%(f)(h)	1.77	%(i)
Net investment loss	(0.60	%)(e)	(0.36%)		(0.65	%)(e)	(0.73%)		(0.55%)		(0.32%)		(0.80%)
Supplemental data
Net assets, end of period (in thousands)	$789		$859		$655		$484		$425		$292		$380
Portfolio turnover	40%		104%		80%		116%		122%		146%		164%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,			Year Ended September 30,
Class I	(Unaudited)		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$32.02		$26.29	$21.37		$21.14		$21.18
Income from investment operations:
Net investment income	0.10		0.25	0.11		0.11		0.00	(c)
Net realized and unrealized gain (loss)	2.95		5.66	4.94		0.24	(d)	(0.04)
Total from investment operations	3.05		5.91	5.05		0.35		(0.04)
Less distributions to shareholders:
Net investment income	(0.22)		(0.18)	(0.13)		(0.12)		—
Net realized gains	(1.62)		—	—		—		—
Total distributions to shareholders	(1.84)		(0.18)	(0.13)		(0.12)		—
Proceeds from regulatory settlements	—		—	0.00	(c)	—		—
Net asset value, end of period	$33.23		$32.02	$26.29		$21.37		$21.14
Total return	9.58%		22.60%	23.71%		1.61%		(0.19%)
Ratios to average net assets(e)
Total gross expenses	0.70	%(f)	0.71%	0.72	%(f)	0.68	%(g)	0.60	%(f)
Total net expenses(h)	0.70	%(f)	0.71%	0.72	%(f)	0.68	%(g)(i)	0.60	%(f)(i)
Net investment income	0.59	%(f)	0.87%	0.54	%(f)	0.46%		1.89	%(f)
Supplemental data
Net assets, end of period (in thousands)	$186,583		$220,421	$203,848		$279,510		$2
Portfolio turnover	40%		104%	80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,			Year Ended September 30,
Class K	(Unaudited)		2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$31.94		$26.24	$21.33		$24.86
Income from investment operations:
Net investment income	0.05		0.18	0.08		0.02
Net realized and unrealized gain (loss)	2.92		5.64	4.90		(3.55)
Total from investment operations	2.97		5.82	4.98		(3.53)
Less distributions to shareholders:
Net investment income	(0.12)		(0.12)	(0.07)		—
Net realized gains	(1.62)		—	—		—
Total distributions to shareholders	(1.74)		(0.12)	(0.07)		—
Proceeds from regulatory settlements	—		—	0.00	(c)	—
Net asset value, end of period	$33.17		$31.94	$26.24		$21.33
Total return	9.38%		22.25%	23.38%		(14.20%)
Ratios to average net assets(d)
Total gross expenses	1.00	%(e)	0.96%	0.97	%(e)	0.95	%(e)(f)
Total net expenses(g)	1.00	%(e)	0.96%	0.97	%(e)	0.95	%(e)(f)(h)
Net investment income	0.28	%(e)	0.64%	0.40	%(e)	0.12	%(e)
Supplemental data
Net assets, end of period (in thousands)	$208		$191	$4,270		$46,696
Portfolio turnover	40%		104%	80%		116%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class R	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$31.18		$25.61		$20.83		$20.64		$20.68
Income from investment operations:
Net investment income (loss)	(0.02)		0.05		(0.01)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	2.86		5.52		4.79		0.26	(d)	(0.04)
Total from investment operations	2.84		5.57		4.78		0.19		(0.04)
Less distributions to shareholders:
Net investment income	(0.00	)(c)	—		—		—		—
Net realized gains	(1.62)		—		—		—		—
Total distributions to shareholders	(1.62)		—		—		—		—
Proceeds from regulatory settlements	—		—		0.00	(c)	—		—
Net asset value, end of period	$32.40		$31.18		$25.61		$20.83		$20.64
Total return	9.18%		21.75%		22.95%		0.92%		(0.19%)
Ratios to average net assets(e)
Total gross expenses	1.39	%(f)	1.43%		1.40	%(f)	1.41	%(g)	1.21	%(f)
Total net expenses(h)	1.39	%(f)	1.43	%(i)	1.40	%(f)(i)	1.40	%(g)(j)	1.21	%(f)(i)
Net investment income (loss)	(0.12	%)(f)	0.17%		(0.07	%)(f)	(0.32%)		1.28	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,680		$1,643		$726		$2,002		$2
Portfolio turnover	40%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Large Cap Growth Fund

Financial Highlights (continued)

Class R4	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013(a)
Per share data
Net asset value, beginning of period	$32.48		$26.79
Income from investment operations:
Net investment income	0.07		0.11
Net realized and unrealized gain	2.97		5.69
Total from investment operations	3.04		5.80
Less distributions to shareholders:
Net investment income	(0.15)		(0.11)
Net realized gains	(1.62)		—
Total distributions to shareholders	(1.77)		(0.11)
Net asset value, end of period	$33.75		$32.48
Total return	9.44%		21.70%
Ratios to average net assets(b)
Total gross expenses	0.89	%(c)	0.93	%(c)
Total net expenses(d)	0.89	%(c)	0.93	%(c)(e)
Net investment income	0.41	%(c)	0.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$237		$33
Portfolio turnover	40%		104%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,			Year Ended September 30,
Class R5	(Unaudited)		2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$32.00		$26.28	$21.36		$24.86
Income from investment operations:
Net investment income	0.07		0.26	0.11		0.05
Net realized and unrealized gain (loss)	2.95		5.64	4.94		(3.55)
Total from investment operations	3.02		5.90	5.05		(3.50)
Less distributions to shareholders:
Net investment income	(0.20)		(0.18)	(0.13)		—
Net realized gains	(1.62)		—	—		—
Total distributions to shareholders	(1.82)		(0.18)	(0.13)		—
Proceeds from regulatory settlements	—		—	0.00	(c)	—
Net asset value, end of period	$33.20		$32.00	$26.28		$21.36
Total return	9.51%		22.59%	23.70%		(14.08%)
Ratios to average net assets(d)
Total gross expenses	0.76	%(e)	0.72%	0.73	%(e)	0.70	%(e)(f)
Total net expenses(g)	0.76	%(e)	0.72%	0.73	%(e)	0.70	%(e)(f)(h)
Net investment income	0.42	%(e)	0.89%	0.53	%(e)	0.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$101		$36	$497		$407
Portfolio turnover	40%		104%	80%		116%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class T	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$31.05		$25.49		$20.69		$20.49		$18.64		$19.42		$26.58
Income from investment operations:
Net investment income (loss)	0.01		0.10		0.01		(0.01)		0.03		0.06		(0.01)
Net realized and unrealized gain (loss)	2.85		5.50		4.79		0.24	(b)	1.90		(0.85)		(5.35)
Total from investment operations	2.86		5.60		4.80		0.23		1.93		(0.79)		(5.36)
Less distributions to shareholders:
Net investment income	(0.07)		(0.04)		—		(0.03)		(0.08)		—		—
Net realized gains	(1.62)		—		—		—		—		—		(1.81)
Total distributions to shareholders	(1.69)		(0.04)		—		(0.03)		(0.08)		—		(1.81)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	0.01		0.01
Net asset value, end of period	$32.22		$31.05		$25.49		$20.69		$20.49		$18.64		$19.42
Total return	9.26%		22.01%		23.20%		1.12%		10.40%		(4.02%)		(21.76%)
Ratios to average net assets(d)
Total gross expenses	1.19	%(e)	1.23%		1.21	%(e)	1.15	%(f)	1.15	%(f)	1.18	%(f)	1.08%
Total net expenses(g)	1.19	%(e)	1.23	%(h)	1.21	%(e)(h)	1.14	%(f)(i)	1.15	%(f)(h)	1.18	%(f)(h)	1.07	%(i)
Net investment income	0.08	%(e)	0.35%		0.05	%(e)	(0.03%)		0.15%		0.38%		(0.05%)
Supplemental data
Net assets, end of period (in thousands)	$169,068		$160,462		$146,207		$130,081		$143,784		$145,011		$169,295
Portfolio turnover	40%		104%		80%		116%		122%		146%		164%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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27

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class W	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$31.26		$25.66		$20.85		$20.64		$20.68
Income from investment operations:
Net investment income	0.01		0.12		0.01		0.02		0.00	(c)
Net realized and unrealized gain (loss)	2.88		5.54		4.82		0.23	(d)	(0.04)
Total from investment operations	2.89		5.66		4.83		0.25		(0.04)
Less distributions to shareholders:
Net investment income	(0.06)		(0.06)		(0.02)		(0.04)		—
Net realized gains	(1.62)		—		—		—		—
Total distributions to shareholders	(1.68)		(0.06)		(0.02)		(0.04)		—
Proceeds from regulatory settlements	—		—		0.00	(c)	—		—
Net asset value, end of period	$32.47		$31.26		$25.66		$20.85		$20.64
Total return	9.32%		22.12%		23.19%		1.21%		(0.19%)
Ratios to average net assets(e)
Total gross expenses	1.16	%(f)	1.14%		1.19	%(f)	1.05	%(g)	0.96	%(f)
Total net expenses(h)	1.16	%(f)	1.14	%(i)	1.19	%(f)(i)	1.04	%(g)(j)	0.96	%(f)(i)
Net investment income	0.08	%(f)	0.43%		0.07	%(f)	0.07%		1.52	%(f)
Supplemental data
Net assets, end of period (in thousands)	$122,437		$4		$3		$3		$2
Portfolio turnover	40%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,			Year Ended September 30,
Class Y	(Unaudited)		2013	2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$32.03		$26.29	$21.36		$21.14		$19.20		$17.02
Income from investment operations:
Net investment income	0.12		0.25	0.11		0.11		0.13		0.03
Net realized and unrealized gain	2.93		5.67	4.94		0.23	(c)	1.97		2.15
Total from investment operations	3.05		5.92	5.05		0.34		2.10		2.18
Less distributions to shareholders:
Net investment income	(0.22)		(0.18)	(0.12)		(0.12)		(0.16)		—
Net realized gains	(1.62)		—	—		—		—		—
Total distributions to shareholders	(1.84)		(0.18)	(0.12)		(0.12)		(0.16)		—
Proceeds from regulatory settlements	—		—	0.00	(d)	—		0.00	(d)	—
Net asset value, end of period	$33.24		$32.03	$26.29		$21.36		$21.14		$19.20
Total return	9.58%		22.64%	23.72%		1.56%		11.01%		12.81%
Ratios to average net assets(e)
Total gross expenses	0.70	%(f)	0.71%	0.72	%(f)	0.67	%(g)	0.64	%(g)	0.63	%(f)(g)
Total net expenses(h)	0.70	%(f)	0.71%	0.72	%(f)	0.67	%(g)(i)	0.64	%(g)(i)	0.63	%(f)(g)(i)
Net investment income	0.69	%(f)	0.90%	0.55	%(f)	0.48%		0.66%		0.78	%(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3,826	$14,446		$15,311		$22,272		$16,686
Portfolio turnover	40%		104%	80%		116%		122%		146%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  For the period from July 15, 2009 (commencement of operations) to September 30, 2009.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
29

Columbia Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended January 31, 2014		Year Ended July 31,				Year Ended September 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$32.01		$26.28		$21.33		$21.12		$19.20		$20.02		$27.32
Income from investment operations:
Net investment income	0.07		0.19		0.07		0.07		0.09		0.11		0.06
Net realized and unrealized gain (loss)	2.94		5.66		4.94		0.24	(b)	1.96		(0.88)		(5.51)
Total from investment operations	3.01		5.85		5.01		0.31		2.05		(0.77)		(5.45)
Less distributions to shareholders:
Net investment income	(0.16)		(0.12)		(0.06)		(0.10)		(0.13)		(0.06)		(0.05)
Net realized gains	(1.62)		—		—		—		—		—		(1.81)
Total distributions to shareholders	(1.78)		(0.12)		(0.06)		(0.10)		(0.13)		(0.06)		(1.86)
Proceeds from regulatory settlements	—		—		0.00	(c)	—		0.00	(c)	0.01		0.01
Net asset value, end of period	$33.24		$32.01		$26.28		$21.33		$21.12		$19.20		$20.02
Total return	9.46%		22.34%		23.52%		1.41%		10.74%		(3.71%)		(21.55%)
Ratios to average net assets(d)
Total gross expenses	0.89	%(e)	0.93%		0.91	%(e)	0.85	%(f)	0.85	%(f)	0.88	%(f)	0.78%
Total net expenses(g)	0.89	%(e)	0.93	%(h)	0.91	%(e)(h)	0.84	%(f)(i)	0.85	%(f)(h)	0.88	%(f)(h)	0.77	%(i)
Net investment income	0.39	%(e)	0.65%		0.35	%(e)	0.28%		0.45%		0.67%		0.25%
Supplemental data
Net assets, end of period (in thousands)	$871,196		$850,041		$735,315		$683,738		$860,959		$940,823		$979,353
Portfolio turnover	40%		104%		80%		116%		122%		146%		164%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Large Cap Growth Fund

Notes to Financial Statements

January 31, 2014 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class E, Class F, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.

Class F shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will generally convert to Class E shares eight years after purchase. Class F shares are closed to new investors and new accounts.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and

Semiannual Report 2014
31

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by

Semiannual Report 2014
32

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price. The risk in writing a put option contract is that the Fund may incur a loss

Semiannual Report 2014
33

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended January 31, 2014 are as follows:

	Calls
	Contracts	Premiums
Balance at July 31, 2013	—	—
Opened	1,528	$107,422
Expired	1,528	107,422
Balance at January 31, 2014	—	—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at January 31, 2014:

At January 31, 2014, the fund had no outstanding derivatives.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended January 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written and Purchased ($)
Equity risk	107,422

The following table is a summary of the volume of derivative instruments for the six months ended January 31, 2014:

Derivative Instrument	Contracts Opened
Options contracts	3

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the

Semiannual Report 2014
34

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended January 31, 2014 was 0.62% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended January 31, 2014 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives

Semiannual Report 2014
35

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

For the six months ended January 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class E	0.19
Class F	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class T	0.19
Class W	0.19
Class Z	0.19

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At January 31, 2014, the Fund's total potential future obligation over the life of the Guaranty is $211,859. The liability remaining at January 31, 2014 for non-recurring charges associated with the lease amounted to $123,890 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at January 31, 2014 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F, Class R and Class W shares of the Fund, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Semiannual Report 2014
36

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended January 31, 2014 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $340,751 for Class A, $3,752 for Class B, $1,563 for Class C, $1,022 for Class E and $13,636 for Class T shares for the six months ended January 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	December 1, 2013 through November 30, 2014	Prior to December 1, 2013
Class A	1.24%	1.25%
Class B	1.99	2.00
Class C	1.99	2.00
Class E	1.34	1.35
Class F	1.99	2.00
Class I	0.84	0.83
Class K	1.14	1.13
Class R	1.49	1.50
Class R4	0.99	1.00
Class R5	0.89	0.88
Class T	1.29	1.30
Class W	1.24	1.25
Class Y	0.84	1.83
Class Z	0.99	1.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2014, the cost of investments for federal income tax purposes was approximately $2,272,229,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$736,536,000
Unrealized depreciation	(18,219,000)
Net unrealized appreciation	$718,317,000

The following capital loss carryforward, determined as of July 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$169,026,889
2016	20,605,628
Total	$189,632,517

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2014
37

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,172,462,873 and $1,230,188,818, respectively, for the six months ended January 31, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2014, one unaffiliated shareholder account owned 11.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 14.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended January 31, 2014.

Note 9. Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class

Semiannual Report 2014
38

Columbia Large Cap Growth Fund

Notes to Financial Statements (continued)

January 31, 2014 (Unaudited)

actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
39

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Semiannual Report 2014
40

Columbia Large Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
41

Columbia Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR174_07_D01_(03/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2014